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            UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                         Washington, DC 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4815

                      Ultra Series Fund
      (Exact name of registrant as specified in charter)
          550 Science Drive, Madison, WI 53711
     (Address of principal executive offices)(Zip code)

                      W. Richard Mason
        Madison/Mosaic Legal and Compliance Department
                     8777 N. Gainey Center Drive, Suite 220
                              Scottsdale, AZ 85258
           (Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspoection, and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.


--------------------------------------------------------------------------------

  SEMIANNUAL REPORT

--------------------------------------------------------------------------------

    FOR PERIOD ENDED JUNE 30, 2009

    Conservative Allocation, Moderate Allocation, Aggressive Allocation, Money Market, Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value, Small Cap Growth, Global Securities, International Stock,Target Retirement 2020, Target Retirement 2030, and Target Retirement 2040 Funds of the Ultra Series Fund

    MEMBERS(R) Variable Annuity MEMBERS(R) Variable Annuity II MEMBERS(R) Choice Variable Annuity MEMBERS(R) Variable Annuity III MEMBERS(R) Variable Universal Life MEMBERS(R) Variable Universal Life II

    DISTRIBUTED BY:
    CUNA Brokerage Services, Inc.
    Office of Supervisory Jurisdiction
    2000 Heritage Way
    Waverly, IA 50677

    Member FINRA & SIPC

    TELEPHONE:
    (319) 352-4090
    (800) 798-5500

     [LOGO OF MEMBERS](TM)
    INSURANCE & INVESTMENTS

    This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

--------------------------------------------------------------------------------

                       MOVE CONFIDENTLY INTO THE FUTURE(TM)

                                SEMIANNUAL REPORT

To reduce service expenses, CUNA Mutual Insurance Society may send only one copy of this booklet per household, regardless of the number of policyowners at the household. However, any policyowner may obtain additional copies of this booklet upon request to CUNA Mutual Insurance Society.

If you have questions, please call CUNA Mutual Insurance Society at 1.800.798.5500.

As with all variable life insurance policies and mutual funds, the Securities and Exchange Commission ("Commission") has not approved or disapproved of these securities, nor does the Commission guarantee the accuracy or adequacy of any prospectus. Any statement to the contrary is a criminal offense.

                                FUND RETURNS AND PEER GROUP RANK AS OF 6/30/2009
                                ------------------------------------------------
                                       1 YEAR                3 YEARS                5 YEARS                10 YEARS
                                --------------------   --------------------   --------------------   --------------------
                                          % RANK/#               % RANK/#               % RANK/#               % RANK/#
                                         OF FUNDS IN            OF FUNDS IN            OF FUNDS IN            OF FUNDS IN
   FUND AND PEER GROUP          RETURN    CATEGORY     RETURN    CATEGORY     RETURN    CATEGORY     RETURN    CATEGORY
   -------------------          ------   -----------   ------   -----------   ------   -----------   ------   -----------
   CONSERVATIVE ALLOCATION      -11.29%    62/99       -1.22%      54/69       N/A         N/A         N/A         N/A
     Conservative Allocation*    -8.89%                -0.16%                  N/A                     N/A
   MODERATE ALLOCATION          -22.06%   84/226       -5.04%     66/181       N/A         N/A         N/A         N/A
     Moderate Allocation*       -17.94%                -3.56%                  N/A                     N/A
   AGGRESSIVE ALLOCATION        -31.02%   87/331       -8.39%     51/306       N/A         N/A         N/A         N/A
     Large Blend*               -26.34%                -8.47%                  N/A                     N/A
   BOND                           4.60%   36/151        5.16%     35/142       4.17%     32/138       4.92%     32/117
     Intermediate-Term Bond*      1.73%                 3.75%                  3.55%                  3.55%
   HIGH INCOME                    0.64%     3/91        3.01%       7/89       4.41%       8/87        N/A         N/A
     High Yield Bond*           -10.61%                -1.58%                  1.70%                   N/A
   DIVERSIFIED INCOME            -7.26%    3/226       -0.83%      9/181       1.55%     21/144       1.78%     21/115
     Moderate Allocation*       -17.94%                -3.56%                  0.61%                  0.61%
   LARGE CAP VALUE              -28.77%   68/217      -10.57%     61/193      -2.81%     63/176      -2.53%     63/120
     Large Value*               -26.50%               -10.20%                 -2.65%                 -2.65%
   LARGE CAP GROWTH             -21.69%   17/338       -4.00%     14/317      -0.96%     32/289      -0.96%     32/194
     Large Growth*              -27.83%                -7.20%                 -1.77%                 -1.77%
   MID CAP VALUE                -28.34%    63/85      -10.02%      60/72      -1.60%      63/58       4.80%      63/23
     Mid-Cap Value*             -27.56%               -10.15%                 -1.78%                 -1.78%
   MID CAP GROWTH               -30.64%   49/143       -8.03%     52/139      -2.63%     73/132        N/A         N/A
     Mid-Cap Growth*            -31.04%                -7.97%                 -0.99%                   N/A
   SMALL CAP VALUE              -20.00%    24/43        N/A          N/A       N/A         N/A         N/A         N/A
     Small Value*               -23.63%                 N/A                    N/A                     N/A
   SMALL CAP GROWTH             -37.67%    94/96        N/A          N/A       N/A         N/A         N/A         N/A
     Small Growth*              -26.74%                 N/A                    N/A                     N/A
   GLOBAL SECURITIES            -27.82%    43/75       -9.66%      74/67      -0.05%      60/60        N/A         N/A
     World Stock*               -26.35%                -6.89%                  1.87%                   N/A
   INTERNATIONAL STOCK          -26.03%   12/100       -5.95%      20/89       4.26%      18/82        N/A         N/A
     Foreign Large Blend*       -32.37%                -7.79%                  2.38%                   N/A
   TARGET RETIREMENT 2020       -24.87%    89/14        N/A          N/A       N/A         N/A         N/A         N/A
     Target-Date 2015-2029*     -15.00%                 N/A                    N/A                     N/A
   TARGET RETIREMENT 2030       -27.22%    75/11        N/A          N/A       N/A         N/A         N/A         N/A
     Target-Date 2030+*         -23.77%                 N/A                    N/A                     N/A
   TARGET RETIREMENT 2040       -30.68%     98/7        N/A          N/A       N/A         N/A         N/A         N/A
     Target-Date 2030+
     Category                   -26.01%                 N/A                    N/A                     N/A

   * Source of category peer group returns and ranks: Morningstar Direct; The Morningstar Average Peer Returns represents the average annual composite performance of all mutual funds listed in each fund category by Morningstar. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The funds' ranking data shown is for Class I Shares, and the returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund.

   Performance data shown represents past performance. Past performance does not guarantee future results; the investment return and prinicpal value of an investment will fluctuate; and investor's shares, when redeemed may be worth more or less than their original cost; and current performance may be lower or higher than the performance data quoted. For more current performance information, please call 1-800-798-5500.

   (c) 2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

   For more complete information about the Ultra Series Fund, including charges and expenses, request a prospectus from your registered representative or from CUNA Mutual Insurance Society, 2000 Heritage Way, Waverly, IA 50677, or by calling 1-800-798-5500. Read it carefully before you invest or send money. Consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The prospectus contains this and other information about the investment company.

--------------------------------------------------------------------------------

================================================================================
  TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
                                                                          ----
   FUND PERFORMANCE REVIEWS
          Conservative Allocation Fund ...................................   2
          Moderate Allocation Fund .......................................   3
          Aggressive Allocation Fund .....................................   4
          Bond Fund ......................................................   5
          High Income Fund ...............................................   6
          Diversified Income Fund ........................................   7
          Large Cap Value Fund ...........................................   8
          Large Cap Growth Fund ..........................................   9
          Mid Cap Value Fund .............................................  10
          Mid Cap Growth Fund ............................................  11
          Small Cap Value Fund ...........................................  12
          Small Cap Growth Fund ..........................................  13
          Global Securities Fund .........................................  14
          International Stock Fund .......................................  15
          Target Retirement 2020 Fund ....................................  16
          Target Retirement 2030 Fund ....................................  17
          Target Retirement 2040 Fund ....................................  18
   PORTFOLIOS OF INVESTMENTS
          Conservative Allocation Fund ...................................  19
          Moderate Allocation Fund .......................................  20
          Aggressive Allocation Fund .....................................  22
          Money Market Fund ..............................................  23
          Bond Fund ......................................................  25
          High Income Fund ...............................................  30
          Diversified Income Fund ........................................  36
          Large Cap Value Fund ...........................................  42
          Large Cap Growth Fund ..........................................  45
          Mid Cap Value Fund .............................................  47
          Mid Cap Growth Fund ............................................  50
          Small Cap Value Fund ...........................................  52
          Small Cap Growth Fund ..........................................  54
          Global Securities Fund .........................................  57
          International Stock Fund .......................................  60
          Target Retirement 2020 Fund ....................................  65
          Target Retirement 2030 Fund ....................................  67
          Target Retirement 2040 Fund ....................................  69
   FINANCIAL STATEMENTS
          Statements of Assets and Liabilities ...........................  70
          Statements of Operations .......................................  74
          Statements of Changes in Net Assets ............................  78
          Financial Highlights ...........................................  86
   NOTES TO FINANCIAL STATEMENTS ......................................... 104
   OTHER INFORMATION ..................................................... 118

   Non-deposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution. For more complete information about the Ultra Series Fund, including charges and expenses, request a prospectus from your registered representative or from CUNA Mutual Insurance Society, 2000 Heritage Way, Waverly, IA 50677. Consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The prospectus contains this and other information about the investment company. For current performance information, please call 1-800-798-5500. Current performance may be lower or higher than the performance data quoted within. Past performance does not guarantee future results.

   Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

--------------------------------------------------------------------------------

================================================================================
  CONSERVATIVE ALLOCATION FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

        CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,5,6)

                                                                                   MERRILL LYNCH
                                   NEW CONSERVATIVE      OLD CONSERVATIVE         U.S. CORPORATE,
                                   ALLOCATION FUND        ALLOCATION FUND      GOVERNMENT & MORTGAGE
               CLASS I SHARES      CUSTOM INDEX(2)        CUSTOM INDEX(3)            INDEX(4)
6/30/2006         $10,000              $10,000                $10,000                $10,000
6/30/2007          10,986               11,167                 11,030                 10,650
6/30/2007          10,865               11,218                 11,119                 11,456
6/30/2009           9,638               10,567                 10,594                 12,199

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2009(5,6)

                                                                                   Since      Since       Annual
                                                                                  6/30/06     5/1/09     Expense
                                                              1 Year   3 Years   Inception   Inception    Ratio
                                                              ----------------------------------------   -------
Class I Shares                                                -11.29%   -1.22%     -1.22%        --       1.08%
Class II Shares                                                   --       --         --       3.69%      1.33
New Conservative Allocation Fund Custom Index(2)               -5.81     1.72       1.85       3.15         NA
Old Conservative Allocation Fund Custom Index(3)               -4.72     1.90       1.94       2.47         NA
Merrill Lynch U.S. Corporate, Government & Mortgage Index(4)    6.48     6.73       6.84       1.32         NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the securities that make up the index.
(2) In May 2009, the custom benchmark for the fund was changed from the Old Conservative Allocation Fund Custom Index to the New Conservative Allocation Fund Custom Index because the adviser believes the new custom benchmark better reflects the fund's asset allocation targets. The New Conservative Allocation Fund Custom Index consists of 65% Merrill Lynch U.S. Corporate, Government and Mortgage Index, 30% Russell 3000(R) Index and 5% MSCI EAFE Index. A description of the Merrill Lynch Index and the Russell 3000(R) Index is set forth below. The MSCI EAFE (Europe, Australasia & Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.
(3) The Old Conservative Allocation Fund Custom Index consists of 55% Merrill Lynch U.S. Corporate, Government & Mortgage Index, 30% Russell 1000(R) Index, and 15% 90-Day U.S. Treasury Bills. A description of the Merrill Lynch U.S. Corporate, Government & Mortgage Index is set forth below. The Russell 1000(R) Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index (the Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization).
(4) The Merrill Lynch U.S. Corporate, Government & Mortgage Index, formerly the Merrill Lynch U.S. Domestic Master Index, is broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.
(5) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(6) MEMBERS Capital Advisors reduced its management fee for the Conservative Allocation Fund from June 30, 2006 through April 30, 2008. If the management fee had not been reduced, returns would have been lower.

--------------------------------------------------------------------------------
2

================================================================================
  MODERATE ALLOCATION FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

       CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,6,7)

                                    NEW MODERATE         OLD MODERATE
                                   ALLOCATION FUND      ALLOCATION FUND      S&P 500       RUSSELL 1000(R)
               CLASS I SHARES      CUSTOM INDEX(2)      CUSTOM INDEX(3)      INDEX(4)         INDEX(5)
6/30/2006          $10,000             $10,000              $10,000          $10,000          $10,000
6/30/2007           11,558              11,619               11,547           12,034           12,021
6/30/2008           10,987              11,115               10,983           10,455           10,536
6/30/2009            8,564               9,497                9,360            7,714            7,723

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2009(6,7)

                                                                                   Since      Since       Annual
                                                                                  6/30/06     5/1/09     Expense
                                                              1 Year   3 Years   Inception   Inception    Ratio
                                                              ----------------------------------------   -------
Class I Shares                                                -22.06%   -5.04%     -5.03%        --       1.22%
Class II Shares                                                   --       --         --       4.39%      1.47
New Moderate Allocation Fund Custom Index(2)                  -14.55    -1.92      -1.70       4.82         NA
Old Moderate Allocation Fund Custom Index(3)                  -14.77    -2.32      -2.17       4.40         NA
S&P 500 Index(4)                                              -26.21    -8.22      -8.27       5.80         NA
Russell 1000(R) Index(5)                                      -26.69    -8.20      -8.24       5.79         NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the securities that make up the index.
(2) In May 2009, the custom benchmark for the fund was changed from the Old Moderate Allocation Fund Custom Index to the New Moderate Allocation Fund Custom Index because the adviser believes the new custom benchmark better reflects the fund's asset allocation targets. The new Moderate Allocation Fund Custom Index consists of 40% Merrill Lynch U.S. Corporate, Government and Mortgage Index, 45% Russell 3000(R) Index and 15% MSCI EAFE Index. A description of the Merrill Lynch Index, the MSCI Index and the Russell 3000(R) Index is set forth below.
(3) The Old Moderate Allocation Fund Custom Index consists of 50% Russell 3000(R) Index, 30% Merrill Lynch U.S. Corporate, Government & Mortgage Index, 10% MSCI EAFE Index and 10% 90-Day U.S. Treasury Bills. A description of the Russell 3000(R) Index is set forth below. The Merrill Lynch U.S. Corporate, Government & Mortgage Index, formerly the Merrill Lynch U.S. Domestic Master Index, is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria. The MSCI EAFE (Europe, Australasia & Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.
(4) In May 2009, the broad-based securities market index for the fund was changed from the Russell 1000(R) Index to the S&P 500 Index because the adviser believes the index better reflects the fund's asset allocation targets. The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.
(5) The Russell 1000(R) Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index (the Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization).
(6) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(7) MEMBERS Capital Advisors reduced its management fee for the Moderate Allocation Fund from June 30, 2006 through April 30, 2008. If the management fee had not been reduced, returns would have been lower.

--------------------------------------------------------------------------------

================================================================================
  AGGRESSIVE ALLOCATION FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

        CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,6,7)

                                   NEW AGGRESSIVE       OLD AGGRESSIVE
                                   ALLOCATION FUND      ALLOCATION FUND      S&P 500       RUSSELL 3000(R)
               CLASS I SHARES      CUSTOM INDEX(2)      CUSTOM INDEX(3)      INDEX(4)         INDEX(5)
6/30/2006          $10,000             $10,000              $10,000          $10,000          $10,000
6/30/2007           12,197              12,143               12,473           12,034           12,003
6/30/2008           11,145              11,060               11,099           10,455           10,480
6/30/2009            7,687               8,495                8,078            7,714            7,696

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2009(6,7)

                                                                                   Since      Since       Annual
                                                                                  6/30/06     5/1/09     Expense
                                                              1 Year   3 Years   Inception   Inception    Ratio
                                                              ----------------------------------------   -------
Class I Shares                                                -31.02%   -8.39%     -8.39%        --       1.36%
Class II Shares                                                   --       --         --       5.47%      1.61
New Aggressive Allocation Fund Custom Index(2)                -23.19    -5.64      -5.28       6.77         NA
Old Aggressive Allocation Fund Custom Index(3)                -27.22    -7.23      -6.85       7.65         NA
S&P 500 Index(4)                                              -26.21    -8.22      -8.27       5.80         NA
Russell 3000(R) Index(5)                                      -26.56    -8.35      -8.34       5.70         NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the securities that make up the index.
(2) In May 2009, the custom benchmark for the fund was changed from the Old Aggressive Allocation Fund Custom Index to the New Aggressive Allocation Fund Custom Index because the adviser believes the new custom benchmark better reflects the fund's asset allocation targets. The new Aggressive Allocation Fund Custom Index consists of 15% Merrill Lynch U.S. Corporate, Government and Mortgage Index, 55% Russell 3000(R) Index and 30% MSCI EAFE Index. The Merrill Lynch U.S. Corporate, Government and Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through and investment-grade corporate bonds meeting specified selection criteria. The Russell 3000(R) Index and the MSCI EAFE (Europe, Australasia & Far East) Index is set forth below.
(3) The Old Aggressive Allocation Fund Custom Index consists of 55% Russell 1000(R) Index, 22% MSCI EAFE Index, 15% Russell 2000(R) Index, and 8% MSCI Emerging Markets Index. The Russell 1000(R) Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index (see definition below). The Russell 2000(R) Index is a small-cap market index which measures the performance of the remaining 2,000 companies in the Russell 3000(R) Index. The MSCI EAFE (Europe, Australasia & Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI Emerging Markets Index is a free-float adjusted market capitalization index that measures equity performance in global emerging markets.
(4) In May 2009, the broad-based securities market index for the fund was changed from the Russell 3000(R) Index to the S&P 500 Index because the adviser believes the index better reflects the fund's asset allocation targets. The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.
(5) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.
(6) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(7) MEMBERS Capital Advisors reduced its management fee for the Aggressive Allocation Fund from June 30, 2006 through April 30, 2008. If the management fee had not been reduced, returns would have been lower.

--------------------------------------------------------------------------------
4

================================================================================
  BOND FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

                CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,3)

                                  MERRILL LYNCH
                                    U.S. CORPORATE, GOVERNMENT & CLASS I SHARES
                MORTGAGE INDEX(2)
6/30/1999           $10,000                  $10,000
6/30/2000            10,359                   10,457
6/30/2001            11,317                   11,617
6/30/2002            12,232                   12,615
6/30/2003            13,228                   13,967
6/30/2004            13,182                   14,009
6/30/2005            14,038                   14,986
6/30/2006            13,907                   14,854
6/30/2007            14,554                   15,767
6/30/2008            15,461                   16,961
6/30/2009            16,172                   18,044

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2009(3)

                                                                                         Since      Annual
                                                                                         5/1/09    Expense
                                               1 Year    3 Years   5 Years   10 Years   Inception   Ratio
                                               -------------------------------------------------   -------
Class I Shares                                  4.60%     5.16%     4.17%      4.92%        --      0.56%
Class II Shares                                   --        --        --         --       1.88%     0.81
Merrill Lynch U.S. Corporate,
   Government & Mortgage Index(2)               6.48      6.73      5.21       6.08       1.32        NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the securities that make up the index.
(2) The Merrill Lynch U.S. Corporate, Government & Mortgage Index, formerly the Merrill Lynch U.S. Domestic Master Index, is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.
(3) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

--------------------------------------------------------------------------------

================================================================================
  HIGH INCOME FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

        CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,3)

                                                 MERRILL LYNCH
                                                U.S. HIGH YIELD
                                                   MASTER II
                    CLASS I SHARES            CONSTRAINED INDEX(2)
10/31/2000              $10,000                    $10,000
 6/30/2001               10,197                     10,129
 6/30/2002               10,257                      9,829
 6/30/2003               11,756                     11,987
 6/30/2004               12,654                     13,210
 6/30/2005               13,785                     14,588
 6/30/2006               14,364                     15,220
 6/30/2007               15,805                     16,960
 6/30/2008               15,603                     16,681
 6/30/2009               15,702                     16,182

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2009(3)

                                                                               Since      Since     Annual
                                                                              10/31/00    5/1/09   Expense
                                               1 Year    3 Years   5 Years   Inception  Inception   Ratio
                                               --------------------------------------------------  -------
Class I Shares                                  0.64%     3.01%     4.41%      5.34%         --     0.76%
Class II Shares                                   --        --        --         --        2.58%    1.01
Merrill Lynch U.S. High Yield Master II
   Constrained Index(2)                        -2.99      2.06      4.14       5.71       10.59       NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the securities that make up the index.
(2) Effective May 2008, the benchmark for the fund changed from the Merrill Lynch U.S. High Yield Master II Index to the Merrill Lynch U.S. High Yield Master II Constrained Index to better reflect the fund's portfolio. The Merrill Lynch U.S. High Yield Master II Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, but limits any individual issuer to a maximum weighting of 2%.
(3) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

--------------------------------------------------------------------------------
6

================================================================================
  DIVERSIFIED INCOME FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

                CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,4)

                                                                          MERRILL LYNCH
                                                                          U.S. CORPORATE,
                                               RUSSELL 1000(R)         GOVERNMENT & MORTGAGE
                         CLASS I SHARES           INDEX(2)                   INDEX(3)
6/30/1999                    $10,000              $10,000                    $10,000
6/30/2000                     10,698               10,925                     10,457
6/30/2001                     10,388                9,291                     11,617
6/30/2002                      9,712                7,629                     12,615
6/30/2003                      9,955                7,702                     13,967
6/30/2004                     11,050                9,202                     14,009
6/30/2005                     11,863                9,932                     14,986
6/30/2006                     12,236               10,834                     14,854
6/30/2007                     13,671               13,047                     15,767
6/30/2008                     12,868               11,434                     16,961
6/30/2009                     11,934                8,382                     18,044

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2009(4)

                                                                                          Since     Annual
                                                                                         5/1/09    Expense
                                               1 Year    3 Years   5 Years   10 Years   Inception   Ratio
                                               -------------------------------------------------   -------
Class I Shares                                  -7.26%    -0.83%     1.55%     1.78%        --      0.71%
Class II Shares                                    --        --        --        --       3.33%     0.96
Russell 1000(R) Index(2)                       -26.69     -8.20     -1.85     -1.75       5.79        NA
Merrill Lynch U.S. Corporate,
   Government & Mortgage Index(3)                6.48      6.73      5.21      6.08       1.32        NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the securities that make up the index.
(2) The Russell 1000(R) Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index (the Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization).
(3) The Merrill Lynch U.S. Corporate, Government & Mortgage Index, formerly the Merrill Lynch U.S. Domestic Master Index, is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.
(4) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

--------------------------------------------------------------------------------

================================================================================
  LARGE CAP VALUE FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

                CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,3)

                                  RUSSELL 1000
                                      VALUE
                   CLASS I SHARES           INDEX(2)
6/30/1999              $10,000              $10,000
6/30/2000               10,007                9,108
6/30/2001                8,974               10,050
6/30/2002                7,880                9,150
6/30/2003                7,530                9,056
6/30/2004                8,931               10,971
6/30/2005                9,799               12,512
6/30/2006               10,825               14,027
6/30/2007               13,147               17,094
6/30/2008               10,870               13,884
6/30/2009                7,743                9,853

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2009(3)

                                                                                          Since     Annual
                                                                                         5/1/09    Expense
                                               1 Year    3 Years   5 Years   10 Years   Inception   Ratio
                                               -------------------------------------------------   -------
Class I Shares                                 -28.77%   -10.57%    -2.81%    -2.53%        --      0.61%
Class II Shares                                    --        --        --        --       4.42%     0.86
Russell 1000(R) Value Index(2)                  -29.03   -11.11     -2.13     -0.15       5.40        NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the securities that make up the index.
(2) The Russell 1000(R) Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
(3) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

--------------------------------------------------------------------------------
8

================================================================================
  LARGE CAP GROWTH FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

                CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,3)

                                               RUSSELL 1000(R)
                     CLASS I SHARES            GROWTH INDEX(2)
6/30/1999                $10,000                   $10,000
6/30/2000                 11,463                    12,566
6/30/2001                 11,320                     8,021
6/30/2002                  8,028                     5,896
6/30/2003                  8,107                     6,070
6/30/2004                  9,530                     7,155
6/30/2005                 10,095                     7,275
6/30/2006                 10,263                     7,720
6/30/2007                 12,008                     9,190
6/30/2008                 11,596                     8,643
6/30/2009                  9,081                     6,525

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2009(3)

                                                                                          Since     Annual
                                                                                         5/1/09    Expense
                                               1 Year    3 Years   5 Years   10 Years   Inception   Ratio
                                               -------------------------------------------------   -------
Class I Shares                                 -21.69%   -4.00%    -0.96%     -0.96%        --      0.82%
Class II Shares                                    --       --        --         --       5.09%     1.07
Russell 1000(R) Growth Index(2)                -24.50    -5.45     -1.83      -4.18       6.13        NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the securities that make up the index.
(2) The Russell 1000(R) Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
(3) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

--------------------------------------------------------------------------------

================================================================================
  MID CAP VALUE FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

        CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,3)

                                RUSSELL MIDCAP(R)
                CLASS I SHARES             VALUE INDEX(2)
   5/1/99           $10,000                   $10,000
6/30/2000            11,571                     9,209
6/30/2001            14,533                    11,413
6/30/2002            14,466                    11,633
6/30/2003            13,752                    11,558
6/30/2004            17,327                    15,119
6/30/2005            19,415                    18,416
6/30/2006            21,946                    21,041
6/30/2007            26,238                    25,689
6/30/2008            22,310                    21,300
6/30/2009            15,987                    15,031

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2009(3)

                                                                                          Since     Annual
                                                                                         5/1/09    Expense
                                               1 Year    3 Years   5 Years   10 Years   Inception   Ratio
                                               -------------------------------------------------   -------
Class I Shares                                 -28.34%   -10.02%   -1.60%      4.80%        --      1.02%
Class II Shares                                    --        --       --         --       2.65%     1.27
Russell Midcap(R) Value Index(2)               -30.52    -11.07    -0.43       4.00       3.64        NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the securities that make up the index.
(2) The Russell Midcap(R) Value Index is a mid-cap market index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.
(3) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

--------------------------------------------------------------------------------
10

================================================================================
  MID CAP GROWTH FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

        CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,3)

                                            RUSSELL MIDCAP(R)
                    CLASS I SHARES           GROWTH INDEX(2)
10/31/2000              $10,000                 $10,000
 6/30/2001                7,081                   7,586
 6/30/2002                4,941                   5,588
 6/30/2003                5,375                   5,999
 6/30/2004                6,834                   7,638
 6/30/2005                7,013                   8,648
 6/30/2006                7,691                   9,572
 6/30/2007                9,807                  11,460
 6/30/2008                8,624                  10,724
 6/30/2009                5,982                   7,471

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2009(3)

                                                                     Since       Since      Annual
                                                                   10/31/00     5/1/09     Expense
                                     1 Year   3 Years   5 Years    Inception   Inception    Ratio
                                     ---------------------------------------------------   -------
Class I Shares                       -30.64%   -8.03%    -2.63%      -5.76%        --       0.87%
Class II Shares                          --       --        --          --       3.91%      1.12
Russell Midcap(R) Growth Index(2)    -30.33    -7.93     -0.44       -3.31       5.66         NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the securities that make up the index.
(2) The Russell Midcap(R) Growth Index is a mid-cap market index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.
(3) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

--------------------------------------------------------------------------------

================================================================================
  SMALL CAP VALUE FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

        CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,3)

                                             RUSSELL 2000(R)
                    CLASS I SHARES           VALUE INDEX(2)
5/1/2007                $10,000                 $10,000
6/1/2007                 10,078                  10,125
6/1/2008                  8,619                   7,935
6/1/2009                  6,895                   5,932

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2009(3)

                                               Since       Since       Annual
                                               5/1/07      5/1/09     Expense
                                     1 Year   Inception   Inception    Ratio
                                     ------------------------------   -------
Class I Shares                       -20.00%   -15.77%       --        1.12%
Class II Shares                          --        --       2.60%      1.37
Russell 2000(R) Value Index(2)       -25.24    -21.39       1.84         NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the securities that make up the index.
(2) The Russell 2000(R) Value Index is a small-cap market index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
(3) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

--------------------------------------------------------------------------------
12

================================================================================
  SMALL CAP GROWTH FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

        CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,3)

                                             RUSSELL 2000(R)
                    CLASS I SHARES           GROWTH INDEX(2)
5/01/2007               $10,000                  $10,000
6/30/2007                10,556                   10,396
6/30/2008                 9,136                    9,270
6/30/2009                 5,694                    6,967

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2009(3)

                                                  Since       Since      Annual
                                                  5/1/07     5/1/09     Expense
                                       1 Year   Inception   Inception    Ratio
                                     --------------------------------   -------
Class I Shares                        -37.67%    -22.88%        --       1.12%
Class II Shares                           --         --       1.29%      1.37
Russell 2000(R) Growth Index(2)       -24.85     -15.34       7.24         NA

    NA  Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the securities that make up the index.
(2) The Russell 2000(R) Growth Index is a small-cap market index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
(3) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower.Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

--------------------------------------------------------------------------------

================================================================================
  GLOBAL SECURITIES FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

        CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,3)

                                              MORGAN STANLEY CAPITAL
                                               INTERNATIONAL WORLD
                    CLASS I SHARES          INDEX(2)(MSCI WORLD INDEX)
10/31/2000              $10,000                      $10,000
 6/30/2001                9,237                        8,694
 6/30/2002                8,311                        7,400
 6/30/2003                7,790                        7,260
 6/30/2004               10,229                        9,043
 6/30/2005               11,682                       10,001
 6/30/2006               13,841                       11,752
 6/30/2007               16,862                       14,594
 6/30/2008               14,138                       13,109
 6/30/2009               10,204                        9,306

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2009(3)

                                                                    Since       Since       Annual
                                                                   10/31/00     5/1/09     Expense
                                     1 Year   3 Years   5 Years    Inception   Inception    Ratio
                                     ---------------------------------------------------   -------
Class I Shares                       -27.82%   -9.66%    -0.05%       0.23%        --       0.97%
Class II Shares                          --       --        --          --       8.67%      1.22
MSCI World Index(2)                  -29.01    -7.48      0.57       -0.83       8.74         NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The MSCI World Index is free float-adjusted market capitalization index that is designed to measure global developed market equity performance, including the U.S. and Canada.
(3) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

--------------------------------------------------------------------------------
14

================================================================================
 INTERNATIONAL STOCK FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

         CUMULATIVE PERFORMANCE $10,000 INVESTMENT SINCE INCEPTION(1,3)

                                             MORGAN STANLEY CAPITAL
                                              INTERNATIONAL EUROPE,
                                        AUSTRALASIA & FAR EAST INDEX(2)
                    CLASS I SHARES               (MSCI EAFE)
10/31/2000              $10,000                    $10,000
 6/30/2001                8,766                      8,588
 6/30/2002                8,235                      7,797
 6/30/2003                8,013                      7,325
 6/30/2004               10,044                      9,731
 6/30/2005               11,770                     11,105
 6/30/2006               14,871                     14,110
 6/30/2007               18,456                     17,995
 6/30/2008               16,727                     16,169
 6/30/2009               12,373                     11,163

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2009(3)

                                                                        Since       Since      Annual
                                                                      10/31/00     5/1/09     Expense
                                      1 Year   3 Years    5 Years    Inception   Inception     Ratio
                                     ------------------------------------------------------   -------
Class I Shares                        -26.03%   -5.95%     4.26%       2.49%          --       1.22%
Class II Shares                           --       --        --          --         9.99%      1.47
MSCI EAFE Index(2)                    -30.96    -7.51      2.79        1.28        11.41         NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the securities that make up the index.
(2) The MSCI EAFE (Europe, Australasia & Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.
(3) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

--------------------------------------------------------------------------------

================================================================================
 TARGET RETIREMENT 2020 FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

         CUMULATIVE PERFORMANCE $10,000 INVESTMENT SINCE INCEPTION(1,3)

            TARGET RETIREMENT    DOW JONES GLOBAL TARGET
                2020 FUND             2020 INDEX(2)
10/1/2007        $10,000                 $10,000
6/30/2008          9,215                   9,484
6/30/2009          6,923                   8,241

                                   [END CHART]

CUMULATIVE TOTAL RETURN THROUGH JUNE 30, 2009(3)

                                                                 Since       Since      Annual
                                                                10/1/07     5/1/09     Expense
                                                     1 Year    Inception   Inception    Ratio
                                                     -------------------------------   -------
Ultra Series Target Retirement 2020, Class I         -24.87%    -18.97%        --       1.32%
Ultra Series Target Retirement 2020, Class II            --         --       5.14%      1.57
Dow Jones Global Target 2020 Index(2)                -13.11     -10.47       5.15         NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the securities that make up the index.
(2) The Dow Jones Global Target 2020 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2020 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.
(3) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

--------------------------------------------------------------------------------
16

================================================================================
 TARGET RETIREMENT 2030 FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

         CUMULATIVE PERFORMANCE $10,000 INVESTMENT SINCE INCEPTION(1,3)

              TARGET RETIREMENT       DOW JONES GLOBAL TARGET
                  2030 FUND                2030 INDEX(2)
10/1/2007          $10,000                    $10,000
6/30/2008            9,052                      9,091
6/30/2009            6,588                      7,270

                                   [END CHART]

 CUMULATIVE TOTAL RETURN THROUGH JUNE 30, 2009(3)

                                                                 Since       Since      Annual
                                                                10/1/07     5/1/09     Expense
                                                     1 Year    Inception   Inception    Ratio
                                                    --------------------------------   -------
Ultra Series Target Retirement 2030, Class I         -27.22%    -21.24%        --       1.36%
Ultra Series Target Retirement 2030, Class II            --         --       5.45%      1.61
Dow Jones Global Target 2030 Index(2)                -20.03     -16.66       6.48         NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the securities that make up the index.
(2) The Dow Jones Global Target 2030 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2030 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.
(3) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

--------------------------------------------------------------------------------

================================================================================
 TARGET RETIREMENT 2040 FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

         CUMULATIVE PERFORMANCE $10,000 INVESTMENT SINCE INCEPTION(1,3)

               TARGET RETIREMENT     DOW JONES GLOBAL TARGET
                   2040 FUND              2040 INDEX(2)
10/1/2007           $10,000                  $10,000
6/30/2008             8,950                    8,897
6/30/2009             6,204                    6,794

                                   [END CHART]

 CUMULATIVE TOTAL RETURN THROUGH JUNE 30, 2009(3)

                                                                 Since       Since      Annual
                                                                10/1/07     5/1/09     Expense
                                                     1 Year    Inception   Inception    Ratio
                                                    --------------------------------   -------
Ultra Series Target Retirement 2040, Class I         -30.68%    -23.90%        --       1.43%
Ultra Series Target Retirement 2040, Class II            --         --       5.81%      1.68
Dow Jones Global Target 2040 Index(2)                -23.64     -19.82       7.24         NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the securities that make up the index.
(2) The Dow Jones Global Target 2040 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2040 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.
(3) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

--------------------------------------------------------------------------------
18

================================================================================
  CONSERVATIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                       [PIE CHART OF PORTFOLIO ALLOCATION]

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2009

Bond Funds                                                     59%
Stock Funds                                                    27%
Foreign Stock Funds                                             9%
Alternative Asset Classes                                       4%
Money Market Funds and Other Net Assets                         1%

                                   [END CHART]

            PORTFOLIO HOLDINGS AS A PERCENTAGE OF TOTAL MARKET VALUE
                               AS OF JUNE 30, 2009

MEMBERS Bond Fund, Class Y                                     29%
MEMBERS High Income Fund, Class Y                              13%
Dodge & Cox Income Fund                                        12%
MEMBERS Large Cap Growth Fund, Class Y                          9%
MEMBERS International Stock Fund, Class Y                       9%
MEMBERS Large Cap Value Fund, Class Y                           7%
Fairholme Fund                                                  6%
Oppenheimer International Bond Fund, Class Y                    5%
Nakoma Absolute Return Fund                                     4%
Victory Special Value Fund, Class I                             4%
SSgA Prime Money Market Fund                                    1%
Laudus International Market Masters Fund                        1%

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
INVESTMENT COMPANIES - 100.03%
--------------------------------------------------------------------------------------------------
              ALTERNATIVE ASSET CLASS FUNDS - 4.42%
 297,412      Nakoma Absolute Return
              Fund * ..........................................................       $  6,430,039
                                                                                      ------------
              BOND FUNDS - 58.95%
1,439,011     Dodge & Cox Income Fund .........................................         17,743,005
4,260,726     MEMBERS Bond Fund,
              Class Y (R)......................................................         42,223,799
2,998,096     MEMBERS High Income Fund,
              Class Y (R)......................................................         18,468,273
1,216,217     Oppenheimer International
              Bond Fund, Class Y ..............................................          7,358,111
                                                                                      ------------
                                                                                        85,793,188
                                                                                      ------------
              STOCK FUNDS - 26.92%
  363,141     Fairholme Fund ...................................................         9,216,506
1,134,798     MEMBERS Large Cap Growth
              Fund, Class Y (R) ................................................        13,617,576
1,119,093     MEMBERS Large Cap Value Fund,
              Class Y (R).......................................................        10,575,426
  530,048     Victory Special Value Fund,
              Class I ..........................................................         5,772,223
                                                                                      ------------
                                                                                        39,181,731
                                                                                      ------------
              FOREIGN STOCK FUNDS - 9.25%
    9,660     Laudus International Market
              Masters Fund .....................................................           122,204
1,549,463     MEMBERS International Stock
              Fund, Class Y (R) ................................................        13,340,877
                                                                                      ------------
                                                                                        13,463,081
                                                                                      ------------
              MONEY MARKET FUNDS - 0.49%
 715,406      SSgA Prime Money Market
              Fund..............................................................           715,406
                                                                                      ------------
              TOTAL INVESTMENT COMPANIES - 100.03%
              (Cost $155,791,184**) ............................................       145,583,445

NET OTHER ASSETS AND LIABILITIES - (0.03)%
--------------------------------------------------------------------------------------------------
                                                                                           (41,151)
TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $145,542,294

--------------------------------------------------------------------------------
  *  Non-income producing.
 ** Aggregate cost for Federal tax purposes was $159,014,726. (R) Affiliated Company (see Note 10).

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  MODERATE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                       [PIE CHART OF PORTFOLIO ALLOCATION]

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2009

Stock Funds                                                    45%
Bond Funds                                                     34%
Foreign Stock Funds                                            17%
Alternative Asset Classes                                       3%
Money Market Funds and Other Net Assets                         1%

                                   [END CHART]

            PORTFOLIO HOLDINGS AS A PERCENTAGE OF TOTAL MARKET VALUE
                               AS OF JUNE 30, 2009

MEMBERS Bond Fund, Class Y                                     17%
MEMBERS International Stock Fund, Class Y                      15%
MEMBERS Large Cap Growth Fund, Class Y                         12%
MEMBERS High Income Fund, Class Y                               9%
MEMBERS Large Cap Value Fund, Class Y                           9%
Fairholme Fund                                                  6%
Dodge & Cox Income Fund                                         5%
Gateway Fund, Class Y                                           5%
Victory Special Value Fund, Class I                             5%
Nakoma Absolute Return Fund                                     4%
Oppenheimer International Bond Fund, Class Y                    3%
MEMBERS Mid Cap Growth Fund, Class Y                            3%
MEMBERS Small Cap Value Fund, Class Y                           3%
MEMBERS Small Cap Growth Fund, Class Y                          2%
Principal International Emerging Markets Fund,
  Institutional Class                                           1%
SSgA Prime Money Market Fund                                    1%
Laudus International Market Masters Fund                        0%*
PIMCO CommodityRealReturn Strategy Fund,
  Institutional Class                                           0%*

 * Rounds to 0%

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
INVESTMENT COMPANIES - 100.03%
--------------------------------------------------------------------------------------------------
              ALTERNATIVE ASSET CLASS FUNDS - 3.44%
  447,056     Nakoma Absolute Return
              Fund * ..........................................................       $  9,665,352
    9,845     PIMCO Commodity RealReturn
              Strategy Fund, Institutional
              Class ...........................................................             70,292
                                                                                      ------------
                                                                                         9,735,644
                                                                                      ------------
              BOND FUNDS - 34.31%
1,206,072     Dodge & Cox Income Fund .........................................         14,870,870
4,806,679     MEMBERS Bond Fund,
              Class Y (R)......................................................         47,634,188
4,254,452     MEMBERS High Income Fund,
              Class Y (R)......................................................         26,207,425
1,382,919     Oppenheimer International
              Bond Fund, Class Y ..............................................          8,366,659
                                                                                      ------------
                                                                                        97,079,142
                                                                                      ------------
              STOCK FUNDS - 44.86%
  686,910     Fairholme Fund ..................................................         17,433,787
  601,061     Gateway Fund, Class Y ...........................................         14,227,118
2,864,932     MEMBERS Large Cap Growth
              Fund, Class Y (R) ...............................................         34,379,186
2,593,828     MEMBERS Large Cap Value
              Fund, Class Y (R) ...............................................         24,511,675
1,845,424     MEMBERS Mid Cap Growth
              Fund, Class Y (R)* ..............................................          8,230,591
1,190,095     MEMBERS Small Cap Growth
              Fund, Class Y (R)* ..............................................          6,724,039
1,064,090     MEMBERS Small Cap
              Value Fund, Class Y (R) .........................................          7,406,065
1,284,646     Victory Special Value Fund,
              Class I .........................................................         13,989,793
                                                                                      ------------
                                                                                       126,902,254
                                                                                      ------------
              FOREIGN STOCK FUNDS - 16.94%
   14,152     Laudus International Market
              Masters Fund ....................................................            179,024
5,074,905     MEMBERS International Stock
              Fund, Class Y (R) ...............................................         43,694,934
  234,159     Principal International
              Emerging Markets Fund,
              Institutional Class .............................................          4,048,617
                                                                                      ------------
                                                                                        47,922,575
                                                                                      ------------
              MONEY MARKET SECURITIES - 0.48%
1,366,112     SSgA Prime Money Market Fund                                               1,366,112
                                                                                      ------------
              TOTAL INVESTMENT COMPANIES - 100.03%
              (Cost $333,124,773**) ...........................................        283,005,727

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
20

================================================================================
  MODERATE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    Value (Note 2)
                                                                                    --------------
NET OTHER ASSETS AND LIABILITIES - (0.03)%
--------------------------------------------------------------------------------------------------
                                                                                      $    (80,358)
TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $282,925,369

--------------------------------------------------------------------------------
 *    Non-income producing.
** Aggregate cost for Federal tax purposes was $339,526,879. (R) Affiliated Company (see Note 10).

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  AGGRESSIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                       [PIE CHART OF PORTFOLIO ALLOCATION]

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2009

Stock Funds                                                             62%
Foreign Stock Funds                                                     28%
Bond Funds                                                               9%
Money Market Funds and Other Net Assets                                  1%
Alternative Asset Classes                                                0%*

                                   [END CHART]

            PORTFOLIO HOLDINGS AS A PERCENTAGE OF TOTAL MARKET VALUE
                               AS OF JUNE 30, 2009

MEMBERS International Stock Fund, Class Y                               20%
MEMBERS Large Cap Growth Fund, Class Y                                  16%
Victory Special Value Fund, Class I                                     10%
MEMBERS Large Cap Value Fund, Class Y                                    8%
Gateway Fund, Class Y                                                    7%
MEMBERS Mid Cap Growth Fund, Class Y                                     6%
MEMBERS High Income Fund, Class Y                                        6%
Laudus International MarketMasters Fund                                  5%
Fairholme Fund                                                           5%
MEMBERS Small Cap Value Fund, Class Y                                    5%
MEMBERS Small Cap Growth Fund, Class Y                                   4%
MEMBERS Bond Fund, Class Y                                               4%
Principal International Emerging Markets Fund, Institutional Class       3%
SSgA Prime Money Market Fund                                             1%
PIMCO CommodityRealReturn Strategy Fund, Institutional Class             0%*

* Rounds to 0%

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
INVESTMENT COMPANIES - 100.03%
--------------------------------------------------------------------------------------------------
              ALTERNATIVE ASSET CLASS FUNDS - 0.06%
      8,119   PIMCO Commodity RealReturn
              Strategy Fund, Institutional
              Class............................................................       $     57,969
                                                                                      ------------
              BOND FUNDS - 9.50%
    331,027   MEMBERS Bond Fund,
              Class Y (R)......................................................          3,280,475
    867,635   MEMBERS High Income Fund,
              Class Y (R)......................................................          5,344,630
                                                                                      ------------
                                                                                         8,625,105
                                                                                      ------------
              STOCK FUNDS - 62.12%
    189,879   Fairholme Fund ..................................................          4,819,141
    254,951   Gateway Fund, Class Y ...........................................          6,034,691
  1,187,226   MEMBERS Large Cap Growth Fund,
              Class Y (R)......................................................         14,246,717
    810,570   MEMBERS Large Cap Value Fund,
              Class Y (R)......................................................          7,659,891
  1,300,556   MEMBERS Mid Cap Growth Fund,
              Class Y (R)*.....................................................          5,800,481
    685,490   MEMBERS Small Cap Growth Fund,
              Class Y (R)*.....................................................          3,873,020
    667,004   MEMBERS Small Cap Value Fund,
              Class Y (R)......................................................          4,642,346
    855,815   Victory Special Value Fund, Class I                                        9,319,828
                                                                                      ------------
                                                                                        56,396,115
                                                                                      ------------
              FOREIGN STOCK FUNDS - 27.94%
    386,085   Laudus International Market
              Masters Fund ....................................................          4,883,972
  2,097,238   MEMBERS International Stock
              Fund, Class Y (R) ...............................................         18,057,222
    139,810   Principal International
              Emerging Markets Fund,
              Institutional Class .............................................          2,417,312
                                                                                      ------------
                                                                                        25,358,506
                                                                                      ------------
              MONEY MARKET FUNDS - 0.41%
    369,174   SSgA Prime Money Market Fund                                                 369,174
                                                                                      ------------
              TOTAL INVESTMENT COMPANIES - 100.03%
              (Cost $113,184,849**) ...........................................         90,806,869

NET OTHER ASSETS AND LIABILITIES - (0.03)%
--------------------------------------------------------------------------------------------------
                                                                                           (25,516)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $ 90,781,353

--------------------------------------------------------------------------------
   *   Non-income producing.
  ** Aggregate cost for Federal tax purposes was $115,278,266. (R) Affiliated Company (see Note 10).

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
22

================================================================================
  MONEY MARKET FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                       [PIE CHART OF PORTFOLIO ALLOCATION]

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2009

Federal National Mortgage Association                                   28%
Federal Home Loan Mortgage Corp.                                        27%
U.S. Treasury Bills                                                     24%
Federal Home Loan Bank                                                  10%
Cash and Other Net Assets                                                7%
Commercial Paper                                                         4%

                                   [END CHART]

--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
COMMERCIAL PAPER - 4.31%
--------------------------------------------------------------------------------------------------
               PHARMACEUTICALS - 4.31%
$ 5,000,000    Johnson & Johnson
               0.290%, due 10/26/09 ...........................................       $  4,995,288
                                                                                      ------------
               TOTAL COMMERCIAL PAPER
               (Cost $4,995,288) ..............................................          4,995,288

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 88.26%
--------------------------------------------------------------------------------------------------
               FEDERAL HOME LOAN BANK - 9.50% (A)
  1,100,000    0.140%, due 07/08/09 ...........................................          1,099,970
  4,890,000    0.140%, due 07/10/09 ...........................................          4,889,829
  1,473,000    0.170%, due 07/24/09 ...........................................          1,472,840
  3,540,000    0.080%, due 07/28/09 ...........................................          3,539,787
                                                                                      ------------
                                                                                        11,002,426
                                                                                      ------------
               FEDERAL HOME LOAN MORTGAGE
               CORP. - 26.85%
  3,005,000    0.260%, due 07/06/09 (A)........................................          3,004,892
  1,650,000    0.140%, due 07/13/09 (A)........................................          1,649,923
  1,658,000    4.250%, due 07/15/09 ...........................................          1,660,413
  4,975,000    0.170%, due 07/20/09 (A)........................................          4,974,572
  1,443,000    0.200%, due 08/03/09 (A)........................................          1,442,735
  3,000,000    0.100%, due 08/05/09 (A)........................................          2,999,708
  4,327,000    0.180%, due 08/24/09 (A)........................................          4,325,832
  6,000,000    4.125%, due 09/01/09 ...........................................          6,039,477
  5,000,000    0.243%, due 10/08/09 (G) .......................................          4,999,286
                                                                                      ------------
                                                                                        31,096,838
                                                                                      ------------
               FEDERAL NATIONAL MORTGAGE
               ASSOCIATION - 28.18%
  3,200,000    0.140%, due 07/08/09 (A)........................................          3,199,913
  1,400,000    5.125%, due 07/13/09 ...........................................          1,402,189
  4,780,000    0.165%, due 07/22/09 (A)........................................          4,779,524
  2,528,000    0.170%, due 08/03/09 (A)........................................          2,527,606
  2,985,000    0.180%, due 08/26/09 (A)........................................          2,984,164
  2,610,000    0.320%, due 09/15/09 (A)........................................          2,608,237
  4,000,000    6.625%, due 09/15/09 ...........................................          4,049,315
  3,866,000    0.230%, due 10/07/09 (A)........................................          3,863,580
  3,000,000    0.680%, due 10/13/09 (A)........................................          2,994,107
  4,250,000    0.760%, due 11/02/09 (A)........................................          4,238,874
                                                                                      ------------
                                                                                        32,647,509
                                                                                      ------------
               U.S. TREASURY BILLS - 23.73% (A)
  5,000,000    0.165%, due 07/16/09 ...........................................          4,999,657
  2,500,000    0.167%, due 07/23/09 ...........................................          2,499,745
  5,500,000    0.161%, due 08/13/09 ...........................................          5,498,942
  5,500,000    0.155%, due 08/20/09 ...........................................          5,498,820
  4,500,000    0.254%, due 10/15/09 ...........................................          4,496,641
  4,500,000    0.297%, due 11/19/09 ...........................................          4,494,766
                                                                                      ------------
                                                                                        27,488,571
                                                                                      ------------
               TOTAL U.S. GOVERNMENT AND AGENCY
               OBLIGATIONS
               (Cost $102,235,344) ............................................        102,235,344

Shares
------
              INVESTMENT COMPANIES - 7.36%
  3,503,971   SEI Daily Income Trust
              Treasury II Fund ................................................          3,503,971
  5,020,883   SSgA U.S. Treasury Money
              Market Fund .....................................................          5,020,883
                                                                                      ------------
              TOTAL INVESTMENT COMPANIES
              (Cost $8,524,854) ...............................................          8,524,854

TOTAL INVESTMENTS - 99.93%
--------------------------------------------------------------------------------------------------
              (Cost $115,755,486**) ...........................................        115,755,486

NET OTHER ASSETS AND LIABILITIES - 0.07%
--------------------------------------------------------------------------------------------------
                                                                                            85,942

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $115,841,428

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  MONEY MARKET FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  ** Aggregate cost for Federal tax purposes was $115,755,486. (A) Rate noted represents annualized yield at time of purchase. (G) Floating rate note. Date shown is next reset date.

        The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
24

================================================================================
  BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                       [PIE CHART OF PORTFOLIO ALLOCATION]

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2009

U.S. Government and Agency Obligations                                  39%
Mortgage Backed                                                         30%
Corporate Notes and Bonds                                               25%
Cash and Other Net Assets                                                4%
Private Label Mortgage Backed                                            1%
Asset Backed                                                             1%
Commercial Mortgage Backed                                               0%*

* Rounds to 0%
                                   [END CHART]

--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
ASSET BACKED - 1.39%
--------------------------------------------------------------------------------------------------
$   652,045   ABSC Long Beach Home Equity Loan
              Trust, Series 2000-LB1, Class AF5 (M)
              8.550%, due 09/21/30.............................................       $    602,017
  3,820,000   Chase Issuance Trust,
              Series 2007-A17, Class A
              5.120%, due 10/15/14.............................................          4,025,863
  3,500,000   New Century Home Equity Loan
              Trust, Series 2003-5, Class AI5 (G)
              5.500%, due 11/25/33.............................................          2,586,117
  2,475,000   Renaissance Home Equity Loan
              Trust, Series 2005-4, Class M9 (M)
              7.000%, due 02/25/36.............................................            145,976
     18,904   Wells Fargo Home Equity Trust,
              Series 2004-2, Class M8A (C)(G)
              3.314%, due 05/25/34.............................................             18,918
                                                                                      ------------
              TOTAL ASSET BACKED
              (Cost $10,285,326) ..............................................          7,378,891

COMMERCIAL MORTGAGE BACKED - 0.03%
--------------------------------------------------------------------------------------------------
  1,695,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class J (C)(G)
              5.880%, due 11/28/35 ............................................            133,464
                                                                                      ------------
              TOTAL COMMERCIAL MORTGAGE BACKED
              (Cost $1,496,121) ...............................................            133,464

PRIVATE LABEL MORTGAGE BACKED - 0.65%
--------------------------------------------------------------------------------------------------
  4,970,299   Banc of America Alternative Loan
              Trust, Series 2005-12, Class 3CB1
              6.000%, due 01/25/36 ..............                                        3,453,581
                                                                                      ------------
              TOTAL PRIVATE LABEL MORTGAGE BACKED
              (Cost $4,970,299) ...............................................          3,453,581

CORPORATE NOTES AND BONDS - 25.24%
--------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 1.13%
  2,500,000   American Association of
              Retired Persons (C)
              7.500%, due 05/01/31.............................................          2,694,678
  4,400,000   Erac USA Finance Co. (C)
              6.700%, due 06/01/34.............................................          3,301,157
                                                                                      ------------
                                                                                         5,995,835
                                                                                      ------------
              CONSUMER STAPLES - 0.23%
  1,165,000   PepsiCo, Inc./NC
              4.650%, due 02/15/13.............................................          1,223,021
                                                                                      ------------
              ENERGY - 1.67%
  2,460,000   Hess Corp.
              7.875%, due 10/01/29.............................................          2,668,229
  1,400,000   Transocean, Inc.
              6.000%, due 03/15/18.............................................          1,455,462
  2,310,000   Transocean, Inc.
              7.500%, due 04/15/31.............................................          2,559,485
  2,275,000   Valero Energy Corp.
              7.500%, due 04/15/32.............................................          2,176,820
                                                                                      ------------
                                                                                         8,859,996
                                                                                      ------------
              FINANCE - 4.92%
  2,885,000   American General Finance Corp.
              5.850%, due 06/01/13.............................................          1,654,948
  2,500,000   American General Finance
              Corp., Series H
              4.625%, due 09/01/10.............................................          1,892,335
  1,165,000   Bank of America Corp.
              5.750%, due 12/01/17.............................................          1,037,349
  2,200,000   Bear Stearns Cos. LLC/The
              7.250%, due 02/01/18.............................................          2,318,776
  1,250,000   General Electric Global Insurance
              Holding Corp.
              7.000%, due 02/15/26.............................................            979,809
  1,680,000   General Electric Global Insurance
              Holding Corp.
              7.750%, due 06/15/30.............................................          1,369,645

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------
              FINANCE (CONTINUED)
$ 2,750,000   Goldman Sachs Group, Inc./The
              5.700%, due 09/01/12.............................................       $  2,878,692
  3,135,000   Lehman Brothers Holdings, Inc. (E)
              5.750%, due 01/03/17.............................................                313
  2,740,000   Merrill Lynch & Co., Inc.
              6.150%, due 04/25/13.............................................          2,743,872
  2,700,000   SLM Corp.
              5.125%, due 08/27/12.............................................          2,309,469
  1,250,000   Textron Financial Corp.
              6.000%, due 11/20/09.............................................          1,238,856
   750,000    UBS AG/Stamford Branch
              5.750%, due 04/25/18.............................................            683,052
  2,000,000   US Bank NA/Cincinnati, OH
              6.300%, due 02/04/14.............................................          2,172,144
  2,735,000   Wells Fargo & Co.
              5.250%, due 10/23/12.............................................          2,826,996
  2,065,000   Western Union Co./The
              5.930%, due 10/01/16.............................................          2,084,828
                                                                                      ------------
                                                                                        26,191,084
                                                                                      ------------
              FOOD & DRUG RETAILERS - 0.70% 3,450,000 Medco Health Solutions,
  Inc.
              7.250%, due 08/15/13.............................................          3,700,446
                                                                                      ------------
              FORESTRY/PAPER - 0.82%
  2,250,000   Westvaco Corp.
              8.200%, due 01/15/30.............................................          1,987,661
  3,000,000   Weyerhaeuser Co.
              7.375%, due 03/15/32.............................................          2,394,465
                                                                                      ------------
                                                                                         4,382,126
                                                                                      ------------
              HEALTH CARE - 3.37% 2,600,000 Eli Lilly & Co.
              6.570%, due 01/01/16.............................................          2,801,864
  1,740,000   Genentech, Inc.
              5.250%, due 07/15/35.............................................          1,621,052
  3,960,000   Merck & Co., Inc./NJ
              5.750%, due 11/15/36.............................................          3,954,250
  3,500,000   Quest Diagnostics, Inc./DE
              5.450%, due 11/01/15.............................................          3,392,259
  3,600,000   WellPoint, Inc.
              5.000%, due 12/15/14.............................................          3,510,112
  2,370,000   Wyeth
              6.500%, due 02/01/34.............................................          2,618,893
                                                                                      ------------
                                                                                        17,898,430
                                                                                      ------------
              INDUSTRIALS - 2.68%
    760,000   Boeing Co./The
              8.625%, due 11/15/31.............................................            947,856
  1,380,000   Boeing Co./The
              6.875%, due 10/15/43.............................................          1,415,855
  1,140,000   DR Horton, Inc.
              5.250%, due 02/15/15.............................................            946,200
    585,000   EI Du Pont de Nemours & Co.
              5.000%, due 01/15/13.............................................            615,009
  3,200,000   General Electric Co.
              5.000%, due 02/01/13.............................................          3,329,651
  1,450,000   Lockheed Martin Corp.
              7.650%, due 05/01/16.............................................          1,700,242
  2,465,000   Waste Management, Inc.
              7.125%, due 12/15/17.............................................          2,457,906
  2,870,000   WM Wrigley Jr. Co.
              4.300%, due 07/15/10.............................................          2,862,825
                                                                                      ------------
                                                                                        14,275,544
                                                                                      ------------
              MEDIA - 1.28%
  3,080,000   Comcast Cable Communications
              Holdings, Inc.
              9.455%, due 11/15/22.............................................          3,600,970
  3,000,000   Rogers Communications, Inc. (D)
              6.250%, due 06/15/13.............................................          3,181,149
                                                                                      ------------
                                                                                         6,782,119
                                                                                      ------------
              OFFICE ELECTRONICS - 0.51%
  2,640,000   Xerox Corp.
              6.875%, due 08/15/11 ............................................          2,732,400
                                                                                      ------------
              REAL ESTATE INVESTMENT TRUSTS - 0.63%
  2,725,000   HCP, Inc.
              6.700%, due 01/30/18.............................................          2,367,196
  1,060,000   Simon Property Group L.P.
              5.875%, due 03/01/17.............................................            973,236
                                                                                      ------------
                                                                                         3,340,432
                                                                                      ------------
              TELECOMMUNICATIONS - 1.60%
  2,400,000   Cisco Systems, Inc.
              5.500%, due 02/22/16.............................................          2,542,538
  4,225,000   New Cingular Wireless Services, Inc.
              7.875%, due 03/01/11.............................................          4,556,515
  1,750,000   Sprint Nextel Corp.
              6.000%, due 12/01/16.............................................          1,430,625
                                                                                      ------------
                                                                                         8,529,678
                                                                                      ------------
              TRANSPORTATION - 1.13%
  2,925,000   Burlington Northern Santa Fe Corp.
              8.125%, due 04/15/20.............................................          3,283,889
  1,268,000   Norfolk Southern Corp.
              5.590%, due 05/17/25.............................................          1,178,796
  1,400,000   Norfolk Southern Corp.
              7.050%, due 05/01/37.............................................          1,544,106
      5,504   Southwest Airlines Co. 1994-A Pass
              Through Trust, Series A3
              8.700%, due 07/01/11.............................................              5,685
                                                                                      ------------
                                                                                         6,012,476
                                                                                      ------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
26

================================================================================
  BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------
              UTILITIES - 4.57%
$ 2,000,000   Energy East Corp.
              8.050%, due 11/15/10.............................................        $ 2,116,238
  3,445,000   Indianapolis Power & Light Co. (C)
              6.050%, due 10/01/36.............................................          2,668,897
  2,925,000   Pacific Gas & Electric Co.
              6.050%, due 03/01/34.............................................          3,034,503
  2,400,000   Progress Energy, Inc.
              7.750%, due 03/01/31.............................................          2,819,611
  3,250,000   Sierra Pacific Power Co., Series M
              6.000%, due 05/15/16.............................................          3,291,382
  3,500,000   Southern Power Co., Series B
              6.250%, due 07/15/12.............................................          3,745,714
  2,165,000   Southwestern Electric Power Co.,
              Series E
              5.550%, due 01/15/17.............................................          2,103,978
  1,165,000   Virginia Electric and Power Co.
              5.100%, due 11/30/12.............................................          1,231,039
  3,000,000   Wisconsin Electric Power Co.
              6.500%, due 06/01/28.............................................          3,307,371
                                                                                      ------------
                                                                                        24,318,733
                                                                                      ------------
              TOTAL CORPORATE NOTES AND BONDS
              (Cost $144,425,260) .............................................        134,242,320

MORTGAGE BACKED - 29.62%
--------------------------------------------------------------------------------------------------
              FEDERAL HOME LOAN MORTGAGE
              CORP. - 4.31%
  2,943,597   5.000%, due 05/01/18
              Pool # E96322....................................................          3,082,314
     97,610   8.000%, due 06/01/30
              Pool # C01005....................................................            107,366
    379,062   7.000%, due 03/01/31
              Pool # C48129....................................................            410,776
    256,753   6.500%, due 03/01/32
              Pool # C65648....................................................            275,213
  3,628,742   5.000%, due 07/01/33
              Pool # A11325 ...................................................          3,710,814
    793,182   6.000%, due 10/01/34
              Pool # A28439 ...................................................            833,105
    667,182   6.000%, due 10/01/34
              Pool # A28598 ...................................................            700,762
  5,505,248   5.500%, due 11/01/34
              Pool # A28282 ...................................................          5,707,340
    501,924   5.000%, due 04/01/35
              Pool # A32314 ...................................................            512,492
  1,223,829   5.000%, due 04/01/35
              Pool # A32315 ...................................................          1,249,596
  1,251,776   5.000%, due 04/01/35
              Pool # A32316 ...................................................          1,278,131
    369,916   5.000%, due 04/01/35
              Pool # A32509 ...................................................            377,704
  4,565,161   5.000%, due 01/01/37
              Pool # A56371 ...................................................          4,653,432
                                                                                      ------------
                                                                                        22,899,045
                                                                                      ------------
              FEDERAL NATIONAL MORTGAGE
              ASSOCIATION - 25.21%
  2,116,740   4.000%, due 04/01/15
              Pool # 255719 ...................................................          2,142,459
  2,813,015   5.500%, due 04/01/16
              Pool # 745444 ...................................................          2,939,537
    156,754   6.000%, due 05/01/16
              Pool # 582558 ...................................................            167,129
    750,707   5.500%, due 09/01/17
              Pool # 657335 ...................................................            793,356
    989,393   5.500%, due 02/01/18
              Pool # 673194 ...................................................          1,045,603
  3,210,205   5.000%, due 05/01/20
              Pool # 813965 ...................................................          3,344,432
  3,046,297   4.500%, due 09/01/20
              Pool # 835465 ...................................................          3,141,367
    398,277   6.000%, due 05/01/21
              Pool # 253847 ...................................................            421,273
    144,126   7.000%, due 12/01/29
              Pool # 762813 ...................................................            158,507
    192,293   7.000%, due 11/01/31
              Pool # 607515 ...................................................            210,667
    295,201   6.500%, due 03/01/32
              Pool # 631377 ...................................................            317,162
      5,241   7.000%, due 04/01/32
              Pool # 641518 ...................................................              5,737
    377,646   7.000%, due 05/01/32
              Pool # 644591 ...................................................            413,730
  2,907,687   6.500%, due 06/01/32
              Pool # 545691 ...................................................          3,124,003
  3,936,735   5.500%, due 04/01/33
              Pool # 690206 ...................................................          4,084,939
  5,312,383   5.000%, due 10/01/33
              Pool # 254903 ...................................................          5,435,025
  5,112,525   5.500%, due 11/01/33
              Pool # 555880 ...................................................          5,304,994
    105,523   5.000%, due 05/01/34
              Pool # 782214 ...................................................            107,876
  1,322,406   5.000%, due 06/01/34
              Pool # 778891 ...................................................          1,351,902
  4,946,625   5.500%, due 06/01/34
              Pool # 780384 ...................................................          5,129,756
     84,582   7.000%, due 07/01/34
              Pool # 792636 ...................................................             92,305

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
MORTGAGE BACKED (CONTINUED)
--------------------------------------------------------------------------------------------------
              FEDERAL NATIONAL MORTGAGE
              ASSOCIATION (CONTINUED)
$   586,146   5.500%, due 08/01/34
              Pool # 793647 ...................................................       $    607,846
  2,809,922   5.500%, due 03/01/35
              Pool # 810075 ...................................................          2,911,315
  3,025,705   5.500%, due 03/01/35
              Pool # 815976 ...................................................          3,134,885
  3,293,816   5.500%, due 07/01/35
              Pool # 825283 ...................................................          3,412,670
  4,185,002   5.000%, due 08/01/35
              Pool # 829670 ...................................................          4,275,731
  2,002,543   5.500%, due 08/01/35
              Pool # 826872 ...................................................          2,074,802
  3,200,615   5.000%, due 09/01/35
              Pool # 820347 ...................................................          3,270,003
  3,305,549   5.000%, due 09/01/35
              Pool # 835699 ...................................................          3,377,212
  5,654,836   5.000%, due 10/01/35
              Pool # 797669 ...................................................          5,777,431
    854,910   5.500%, due 10/01/35
              Pool # 836912 ...................................................            885,759
  4,417,816   5.000%, due 11/01/35
              Pool # 844809 ...................................................          4,513,592
  4,325,469   5.000%, due 12/01/35
              Pool # 850561 ...................................................          4,419,244
  1,569,022   5.500%, due 02/01/36
              Pool # 851330 ...................................................          1,625,638
  1,397,825   5.500%, due 10/01/36
              Pool # 896340 ...................................................          1,445,861
  7,674,692   5.500%, due 10/01/36
              Pool # 901723 ...................................................          7,938,434
  4,407,164   6.500%, due 10/01/36
              Pool # 894118 ...................................................          4,701,291
  4,881,537   6.000%, due 11/01/36
              Pool # 902510 ...................................................          5,156,598
  4,276,047   5.500%, due 02/01/37
              Pool # 905140 ...................................................          4,422,995
  4,339,389   5.500%, due 05/01/37
              Pool # 899323 ...................................................          4,485,801
  2,510,693   5.500%, due 05/01/37
              Pool # 928292 ...................................................          2,595,405
  5,138,322   6.000%, due 10/01/37
              Pool # 947563 ...................................................          5,377,675
  5,719,214   5.500%, due 07/01/38
              Pool # 986973 ...................................................          5,911,860
  6,094,952   5.000%, due 08/01/38
              Pool # 988934 ...................................................          6,215,318
  5,463,646   6.500%, due 08/01/38
              Pool # 987711 ...................................................          5,826,266
                                                                                      ------------
                                                                                       134,095,391
                                                                                      ------------
              GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION - 0.10%
     68,496   8.000%, due 10/20/15
              Pool # 002995 ...................................................             73,523
    226,954   6.500%, due 02/20/29
              Pool # 002714 ...................................................            244,447
    196,235   6.500%, due 04/20/31
              Pool # 003068 ...................................................            211,185
                                                                                      ------------
                                                                                           529,155
                                                                                      ------------
              TOTAL MORTGAGE BACKED
              (Cost $150,629,357) .............................................        157,523,591

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 39.02%
--------------------------------------------------------------------------------------------------
              FEDERAL FARM CREDIT BANK - 0.85%
  4,000,000   5.875%, due 10/03/16.............................................          4,525,412
                                                                                      ------------
              FEDERAL HOME LOAN MORTGAGE
              CORP. - 1.63%
  2,500,000   4.875%, due 11/15/13.............................................          2,727,735
  5,500,000   4.500%, due 01/15/14.............................................          5,912,731
                                                                                      ------------
                                                                                         8,640,466
                                                                                      ------------
              FEDERAL NATIONAL MORTGAGE
              ASSOCIATION - 1.26%
  2,400,000   5.250%, due 08/01/12.............................................          2,493,840
  3,905,000   4.625%, due 10/15/14.............................................          4,212,109
                                                                                      ------------
                                                                                         6,705,949
                                                                                      ------------
              U.S. TREASURY BILLS - 0.11% (A)
    570,000   0.010%, due 12/17/09.............................................            569,132
                                                                                      ------------
              U.S. TREASURY BONDS - 2.56%
  7,350,000   6.625%, due 02/15/27.............................................          9,475,760
  4,000,000   4.500%, due 05/15/38.............................................          4,129,376
                                                                                      ------------
                                                                                        13,605,136
                                                                                      ------------
              U.S. TREASURY NOTES - 32.61%
  2,000,000   3.500%, due 02/15/10.............................................          2,038,282
  9,625,000   3.875%, due 05/15/10.............................................          9,907,359
 13,000,000   4.500%, due 11/15/10.............................................         13,673,868
  5,000,000   0.875%, due 01/31/11.............................................          5,002,750
 12,050,000   0.875%, due 02/28/11.............................................         12,041,565
  1,485,000   4.750%, due 03/31/11.............................................          1,582,859
 23,100,000   4.625%, due 12/31/11.............................................         24,966,041
 11,400,000   1.375%, due 02/15/12.............................................         11,390,207
  6,425,000   4.625%, due 02/29/12.............................................          6,962,593
  2,625,000   1.375%, due 05/15/12.............................................          2,610,247
  6,000,000   4.875%, due 06/30/12.............................................          6,573,750
  4,000,000   3.625%, due 05/15/13.............................................          4,230,936
  2,710,000   3.125%, due 08/31/13.............................................          2,807,603
  9,500,000   4.000%, due 02/15/14.............................................         10,165,741
 10,000,000   1.875%, due 02/28/14.............................................          9,741,400
 11,200,000   4.250%, due 08/15/14.............................................         12,078,506

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
28

================================================================================
  BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
--------------------------------------------------------------------------------------------------
              U.S. TREASURY NOTES (CONTINUED)
$ 8,900,000   4.250%, due 08/15/15.............................................       $  9,540,382
  9,100,000   4.250%, due 11/15/17.............................................          9,651,687
 19,750,000   2.750%, due 02/15/19.............................................         18,497,060
                                                                                      ------------
                                                                                       173,462,836
                                                                                      ------------
              TOTAL U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS
              (Cost $201,203,425) .............................................        207,508,931

Shares
------
INVESTMENT COMPANY - 2.63%
--------------------------------------------------------------------------------------------------
 13,990,148   SSgA Prime Money Market
              Fund ............................................................         13,990,148
                                                                                      ------------
              TOTAL INVESTMENT COMPANY
              (Cost $13,990,148) ..............................................         13,990,148

TOTAL INVESTMENTS - 98.56%
--------------------------------------------------------------------------------------------------
(Cost $526,999,936**)..........................................................        524,230,926

NET OTHER ASSETS AND LIABILITIES - 1.44%
--------------------------------------------------------------------------------------------------
                                                                                         7,633,531

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $531,864,457

--------------------------------------------------------------------------------
  ** Aggregate cost for Federal tax purposes was $527,273,044. (A) Rate noted represents annualized yield at time of purchase. (C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
 (D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.60% of total net assets.
 (E) In Default. Issuer is bankrupt.
 (G) Floating rate or variable rate note. Rate shown is as of June 30, 2009. (M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

      The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2009

Utilities                                                               10%
Health Care                                                             10%
Oil and Gas                                                              9%
Telecommunications                                                       9%
Support Services                                                         8%
Gaming                                                                   6%
Media - Diversified and Services                                         5%
Media - Cable                                                            5%
Technology                                                               4%
Cash and Other Net Assets                                                4%
Non Food and Drug Retailers                                              3%
Beverage/Food                                                            3%
Consumer Products                                                        2%
Environmental                                                            2%
Transportation                                                           2%
Metals and Mining                                                        2%
Packaging                                                                2%
General Industrial and Manufacturing                                     2%
Food and Drug Retailers                                                  2%
Forestry/Paper                                                           2%
Chemicals                                                                2%
Leisure and Entertainment                                                1%
Automotive                                                               1%
Media - Broadcasting                                                     1%
Hotels                                                                   1%
Aerospace/Defense                                                        1%
Investment Management                                                    1%
Restaurants                                                              0%*
Apparel/Textiles                                                         0%*

* Rounds to 0%

--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS - 96.01%
--------------------------------------------------------------------------------------------------
              AEROSPACE/DEFENSE - 0.70%
$   250,000   Alliant Techsystems, Inc.
              6.750%, due 04/01/16 ............................................       $    229,375
    500,000   Moog, Inc.
              7.250%, due 06/15/18 ............................................            467,500
                                                                                      ------------
                                                                                           696,875
                                                                                      ------------
              APPAREL/TEXTILES - 0.25%
    250,000   Levi Strauss & Co.
              9.750%, due 01/15/15 ............................................            245,625
                                                                                      ------------
              AUTOMOTIVE - 1.32%
  1,000,000   Ford Motor Credit Co. LLC
              8.000%, due 06/01/14 ............................................            809,118
    500,000   Goodyear Tire & Rubber Co./The
              10.500%, due 05/15/16 ...........................................            505,000
                                                                                      ------------
                                                                                         1,314,118
                                                                                      ------------
              BEVERAGE/FOOD - 2.75%
    500,000   B&G Foods, Inc.
              8.000%, due 10/01/11.............................................            496,250
    500,000   Constellation Brands, Inc.
              7.250%, due 05/15/17 ............................................            462,500
    250,000   Constellation Brands, Inc.,
              Series B
              8.125%, due 01/15/12 ............................................            250,000
  1,000,000   Del Monte Corp.
              8.625%, due 12/15/12 ............................................          1,012,500
    180,000   Michael Foods, Inc.
              8.000%, due 11/15/13 ............................................            175,500
    350,000   NBTY, Inc.
              7.125%, due 10/01/15 ............................................            327,250
                                                                                      ------------
                                                                                         2,724,000
                                                                                      ------------
              CHEMICALS - 1.80%
    750,000   Ashland, Inc. (C)
              9.125%, due 06/01/17 ............................................            780,000
    143,000   Nalco Co.
              7.750%, due 11/15/11 ............................................            143,000
    600,000   Nalco Co.
              8.875%, due 11/15/13 ............................................            612,000
    250,000   Nalco Co. (C)
              8.250%, due 05/15/17.............................................            251,250
                                                                                      ------------
                                                                                         1,786,250
                                                                                      ------------
              CONSUMER PRODUCTS - 3.50%
    240,000   Da-Lite Screen Co., Inc.
              9.500%, due 05/15/11.............................................            209,700
    500,000   Jarden Corp.
              7.500%, due 05/01/17 ............................................            437,500
    900,000   Leslie's Poolmart
              7.750%, due 02/01/13 ............................................            857,250
    250,000   Sealy Mattress Co.
              8.250%, due 06/15/14 ............................................            205,625
    500,000   Sealy Mattress Co. (C)
              10.875%, due 04/15/16 ...........................................            523,750
    500,000   Visant Corp.
              7.625%, due 10/01/12 ............................................            498,750
    750,000   Visant Holding Corp.
              8.750%, due 12/01/13.............................................            736,875
                                                                                      ------------
                                                                                         3,469,450
                                                                                      ------------
              ENVIRONMENTAL - 2.47%
  1,000,000   Casella Waste Systems, Inc.
              9.750%, due 02/01/13 ............................................            900,000
    200,000   Covanta Holding Corp. (P)
              1.000%, due 02/01/27 ............................................            173,500
    500,000   Waste Services, Inc.
              9.500%, due 04/15/14 ............................................            471,250
  1,000,000   WCA Waste Corp.
              9.250%, due 06/15/14 ............................................            907,500
                                                                                      ------------
                                                                                         2,452,250
                                                                                      ------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
30

================================================================================
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------
              FOOD & DRUG RETAILERS - 2.09%
$   750,000   Ingles Markets, Inc. (C)
              8.875%, due 05/15/17 ............................................       $    738,750
    250,000   Rite Aid Corp.
              8.625%, due 03/01/15 ............................................            166,250
    250,000   Rite Aid Corp.
              7.500%, due 03/01/17 ............................................            195,625
    250,000   Stater Brothers Holdings
              8.125%, due 06/15/12 ............................................            246,250
    500,000   Stater Brothers Holdings
              7.750%, due 04/15/15 ............................................            480,000
    250,000   SUPERVALU, Inc.
              8.000%, due 05/01/16 ............................................            242,500
                                                                                      ------------
                                                                                         2,069,375
                                                                                      ------------
              FORESTRY/PAPER - 1.95%
     18,000   Domtar Corp.
              7.875%, due 10/15/11 ............................................             17,550
    750,000   Georgia-Pacific LLC (C)
              7.125%, due 01/15/17 ............................................            697,500
    109,000   Graphic Packaging International, Inc.
              8.500%, due 08/15/11 ............................................            107,910
    350,000   Graphic Packaging International, Inc. (C)
              9.500%, due 06/15/17 ............................................            344,750
    750,000   Rock-Tenn Co.
              9.250%, due 03/15/16 ............................................            763,125
                                                                                      ------------
                                                                                         1,930,835
                                                                                      ------------
              GAMING - 3.35%
    500,000   Ameristar Casinos, Inc. (C)
              9.250%, due 06/01/14 ............................................            510,000
    500,000   Boyd Gaming Corp.
              6.750%, due 04/15/14 ............................................            405,000
    650,000   Global Cash Access, Inc./
              Global Cash Finance Corp.
              8.750%, due 03/15/12 ............................................            601,250
    250,000   Isle of Capri Casinos, Inc.
              7.000%, due 03/01/14 ............................................            201,250
    500,000   MGM Mirage (C)
              10.375%, due 05/15/14 .............. ............................            518,750
    300,000   Penn National Gaming, Inc.
              6.750%, due 03/01/15 ............................................            273,000
    100,000   Pinnacle Entertainment, Inc.
              8.250%, due 03/15/12 ............................................             99,500
    750,000   Scientific Games Corp. (C)
              7.875%, due 06/15/16 ............................................            712,500
                                                                                      ------------
                                                                                         3,321,250
                                                                                      ------------
              GENERAL INDUSTRIAL & MANUFACTURING - 2.10%
    750,000   Baldor Electric Co.
              8.625%, due 02/15/17 ............................................            693,750
    250,000   General Cable Corp. (P)
              1.000%, due 10/15/12 ............................................            196,250
    750,000   SPX Corp.
              7.625%, due 12/15/14 ............................................            723,750
    250,000   Terex Corp.
              8.000%, due 11/15/17 ............................................            192,188
    500,000   Trinity Industries, Inc. (P)
              3.875%, due 06/01/36 ............................................            272,500
                                                                                      ------------
                                                                                         2,078,438
                                                                                      ------------
              HEALTH CARE - 10.35% 250,000 Accellent, Inc.
              10.500%, due 12/01/13 ...........................................            211,875
    750,000   Biomet, Inc.
              10.000%, due 10/15/17 ...........................................            763,125
    750,000   Biomet, Inc.
              11.625%, due 10/15/17 ...........................................            735,000
  1,500,000   DaVita, Inc.
              7.250%, due 03/15/15 ............................................          1,410,000
  1,000,000   DJO Finance LLC/DJO Finance Corp.
              10.875%, due 11/15/14 ...........................................            875,000
    750,000   HCA, Inc./DE
              6.250%, due 02/15/13 ............................................            656,250
    500,000   HCA, Inc./DE
              6.750%, due 07/15/13 ............................................            440,000
    350,000   HCA, Inc./DE
              6.500%, due 02/15/16 ............................................            282,625
    950,000   HCA, Inc./DE
              9.250%, due 11/15/16 ............................................            935,750
    500,000   Hologic, Inc. (B)(P)
              2.000%, due 12/15/37 ............................................            355,000
    500,000   IASIS Healthcare LLC/
              IASIS Capital Corp.
              8.750%, due 06/15/14 ............................................            490,000
    500,000   Kinetic Concepts, Inc. (C)(P)
              3.250%, due 04/15/15 ............................................            389,375
    750,000   Psychiatric Solutions, Inc.
              7.750%, due 07/15/15 ............................................            686,250
    500,000   Service Corp. International/US
              7.375%, due 10/01/14 ............................................            472,500
    500,000   Stewart Enterprises, Inc.
              6.250%, due 02/15/13 ............................................            465,000
    650,000   Universal Hospital Services, Inc. (G)
              4.635%, due 06/01/15 ............................................            523,250
    600,000   Vanguard Health Holding Co. II LLC
              9.000%, due 10/01/14 ............................................            574,500
                                                                                      ------------
                                                                                        10,265,500
                                                                                      ------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------
              HOTELS - 0.81%
$   200,000   Host Hotels & Resorts L.P.,
              Series O, REIT
              6.375%, due 03/15/15 ............................................        $   173,000
    800,000   Wyndham Worldwide Corp.
              6.000%, due 12/01/16 ............................................            625,678
                                                                                      ------------
                                                                                           798,678
                                                                                      ------------
              INVESTMENT MANAGEMENT - 0.21%
    300,000   Nuveen Investments, Inc. (C)
              10.500%, due 11/15/15 ...........................................            207,000
                                                                                      ------------
              LEISURE & ENTERTAINMENT - 1.38%
    750,000   Cinemark USA, Inc. (C)
              8.625%, due 06/15/19 ............................................            740,625
    650,000   Speedway Motorsports, Inc.
              6.750%, due 06/01/13 ............................................            624,000
                                                                                      ------------
                                                                                         1,364,625
                                                                                      ------------
              MEDIA - BROADCASTING - 1.09% 314,000 Allbritton Communications Co.
              7.750%, due 12/15/12 ............................................            242,565
    210,000   Lamar Media Corp.
              7.250%, due 01/01/13 ............................................            199,762
    250,000   Lamar Media Corp.
              6.625%, due 08/15/15 ............................................            218,750
    500,000   Lamar Media Corp., Series C
              6.625%, due 08/15/15 ............................................            422,500
                                                                                      ------------
                                                                                         1,083,577
                                                                                      ------------
              MEDIA - CABLE - 4.77%
    750,000   Cablevision Systems Corp., Series B
              8.000%, due 04/15/12 ............................................            742,500
    750,000   CSC Holdings, Inc./United States, Series B
              7.625%, due 04/01/11 ............................................            742,500
  1,250,000   DISH DBS Corp.
              7.125%, due 02/01/16 ............................................          1,165,625
    600,000   Mediacom Broadband LLC/
              Mediacom Broadband Corp.
              8.500%, due 10/15/15 ............................................            540,000
    500,000   Videotron Ltee (D)
              6.875%, due 01/15/14 ............................................            462,500
    250,000   Videotron Ltee (D)
              9.125%, due 04/15/18 ............................................            254,062
    850,000   Virgin Media Finance PLC (D)
              9.125%, due 08/15/16 ............................................            818,125
                                                                                      ------------
                                                                                         4,725,312
                                                                                      ------------
              MEDIA - DIVERSIFIED & SERVICES - 5.06%
  1,000,000   Hughes Network Systems LLC/
              HNS Finance Corp.
              9.500%, due 04/15/14 ............................................            975,000
    750,000   Intelsat Jackson Holdings, Ltd. (D)
              11.250%, due 06/15/16 ...........................................            765,000
  1,000,000   Intelsat Subsidiary Holding Co.,
              Ltd. (D)
              8.500%, due 01/15/13 ............................................            960,000
    500,000   Interpublic Group of Cos., Inc. (C)
              10.000%, due 07/15/17 ...........................................            503,750
    250,000   Interpublic Group of Cos., Inc. (P)
              4.250%, due 03/15/23 ............................................            221,875
  1,500,000   Nielsen Finance LLC/
              Nielsen Finance Co. (C)
              11.625%, due 02/01/14 ...........................................          1,488,750
    100,000   Telesat Canada/Telesat LLC (C)
              11.000%, due 11/01/15 ...........................................            102,500
                                                                                      ------------
                                                                                         5,016,875
                                                                                      ------------
              METALS AND MINING - 2.17%
    500,000   Arch Western Finance LLC
              6.750%, due 07/01/13 ............................................            456,250
    250,000   Freeport-McMoRan Copper &
              Gold, Inc.
              8.375%, due 04/01/17 ............................................            251,875
    250,000   Massey Energy Co. (P)
              3.250%, due 08/01/15 ............................................            165,000
    500,000   Peabody Energy Corp.
              7.375%, due 11/01/16 ............................................            472,500
    750,000   Teck Resources, Ltd. (C)(D)
              10.750%, due 05/15/19 ...........................................            806,250
                                                                                      ------------
                                                                                         2,151,875
                                                                                      ------------
              NON FOOD & DRUG RETAILERS - 2.81% 250,000 Burlington Coat Factory
    Warehouse Corp.
              11.125%, due 04/15/14 ...........................................            198,750
    750,000   Ltd. Brands, Inc. (C)
              8.500%, due 06/15/19 ............................................            718,567
    500,000   Michaels Stores, Inc.
              11.375%, due 11/01/16 ...........................................            327,500
    750,000   Sally Holdings LLC/
              Sally Capital, Inc.
              9.250%, due 11/15/14 ............................................            746,250
    500,000   Toys R US, Inc.
              7.625%, due 08/01/11 ............................................            462,500
    400,000   Yankee Acquisition Corp./MA,
              Series B
              8.500%, due 02/15/15 ............................................            337,000
                                                                                      ------------
                                                                                         2,790,567
                                                                                      ------------
              OIL & GAS - 8.99% 200,000 Chesapeake Energy Corp.
              6.875%, due 01/15/16 ............................................            176,500
    500,000   Chesapeake Energy Corp.
              6.250%, due 01/15/18 ............................................            415,000

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
32

================================================================================
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------
              OIL & GAS (CONTINUED)
$   500,000   Cimarex Energy Co.
              7.125%, due 05/01/17 ............................................       $    440,000
    800,000   Complete Production
              Services, Inc.
              8.000%, due 12/15/16 ............................................            684,000
  1,000,000   Denbury Resources, Inc.
              9.750%, due 03/01/16 ............................................          1,027,500
    500,000   Encore Acquisition Co.
              6.000%, due 07/15/15 ............................................            412,500
  1,000,000   EXCO Resources, Inc.
              7.250%, due 01/15/11 ............................................            970,000
    150,000   Helix Energy Solutions
              Group, Inc. (C)
              9.500%, due 01/15/16 ............................................            136,875
    500,000   Helix Energy Solutions
              Group, Inc. (P)
              3.250%, due 12/15/25 ............................................            377,500
    750,000   Key Energy Services, Inc.
              8.375%, due 12/01/14 ............................................            661,875
    500,000   Mariner Energy, Inc.
              8.000%, due 05/15/17 ............................................            415,000
  1,500,000   Petroplus Finance, Ltd. (C)(D)
              7.000%, due 05/01/17 ............................................          1,245,000
    500,000   Plains Exploration &
              Production Co.
              10.000%, due 03/01/16 ...........................................            513,750
    250,000   Range Resources Corp.
              6.375%, due 03/15/15 ............................................            230,312
    500,000   Range Resources Corp.
              7.250%, due 05/01/18 ............................................            467,500
    750,000   Tesoro Corp.
              9.750%, due 06/01/19 ............................................            740,625
                                                                                      ------------
                                                                                         8,913,937
                                                                                      ------------
              PACKAGING - 2.13%
  1,000,000   Ball Corp.
              6.625%, due 03/15/18 ............................................            915,000
    500,000   Crown Americas LLC/
              Crown Americas Capital Corp.
              7.625%, due 11/15/13 ............................................            487,500
    500,000   Crown Americas LLC/
              Crown Americas Capital Corp. II (C)
              7.625%, due 05/15/17 ............................................            482,500
    250,000   Greif, Inc.
              6.750%, due 02/01/17 ............................................            229,375
                                                                                      ------------
                                                                                         2,114,375
                                                                                      ------------
              RESTAURANTS - 0.48%
    500,000   Wendy's/Arby's Group, Inc. (C)
              10.000%, due 07/15/16 ...........................................            478,125
                                                                                      ------------
              SUPPORT SERVICES - 8.12% 500,000 Affinion Group, Inc.
              11.500%, due 10/15/15 ...........................................            427,500
  1,750,000   ARAMARK Corp.
              8.500%, due 02/01/15 ............................................          1,697,500
    200,000   Cardtronics, Inc.
              9.250%, due 08/15/13 ............................................            179,000
    500,000   Corrections Corp. of America
              7.750%, due 06/01/17 ............................................            492,500
    750,000   Education Management LLC/
              Education Management
              Finance Corp.
              10.250%, due 06/01/16 ...........................................            733,125
  1,000,000   FTI Consulting, Inc.
              7.750%, due 10/01/16 ............................................            955,000
    250,000   Hertz Corp./The
              10.500%, due 01/01/16 ...........................................            222,500
    300,000   Iron Mountain, Inc.
              8.625%, due 04/01/13 ............................................            299,250
    990,000   Iron Mountain, Inc.
              7.750%, due 01/15/15 ............................................            950,400
    500,000   Mac-Gray Corp.
              7.625%, due 08/15/15 ............................................            475,625
    500,000   NASDAQ OMX Group, Inc./The (P)
              2.500%, due 08/15/13 ............................................            410,000
    250,000   ServiceMaster Co. PIK (C)
              10.750%, due 07/15/15 ...........................................            200,000
    250,000   United Rentals North America, Inc.
              6.500%, due 02/15/12 ............................................            242,500
    450,000   West Corp.
              9.500%, due 10/15/14 ............................................            393,750
    450,000   West Corp.
              11.000%, due 10/15/16 ...........................................            375,750
                                                                                      ------------
                                                                                         8,054,400
                                                                                      ------------
              TECHNOLOGY - 4.10%
    750,000   Celestica, Inc. (D)
              7.625%, due 07/01/13 ............................................            731,250
    500,000   Flextronics International, Ltd. (D)
              6.500%, due 05/15/13 ............................................            481,250
  1,500,000   Sungard Data Systems, Inc.
              9.125%, due 08/15/13 ............................................          1,417,500
    750,000   Sungard Data Systems, Inc. (C)
              10.625%, due 05/15/15 ...........................................            735,000
    750,000   Syniverse Technologies, Inc., ...................................
              Series B
              7.750%, due 08/15/13 ............................................            705,000
                                                                                      ------------
                                                                                         4,070,000
                                                                                      ------------
              TELECOMMUNICATIONS - 8.64%
    500,000   CC Holdings GS V LLC/
              Crown Castle GS III Corp. (C)
              7.750%, due 05/01/17 ............................................            487,500

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------
              TELECOMMUNICATIONS (CONTINUED)
$ 1,000,000   Cincinnati Bell, Inc.
              8.375%, due 01/15/14 ............................................       $    925,000
    700,000   Cincinnati Bell Telephone Co. LLC
              6.300%, due 12/01/28 ............................................            434,000
    500,000   Crown Castle International Corp.
              9.000%, due 01/15/15 ............................................            508,750
  1,250,000   Frontier Communications Corp.
              6.625%, due 03/15/15 ............................................          1,100,000
  1,500,000   Nordic Telephone Co.
              Holdings ApS (C)(D)
              8.875%, due 05/01/16 ............................................          1,447,500
    400,000   Qwest Capital Funding, Inc.
              7.250%, due 02/15/11 ............................................            388,000
    500,000   Qwest Communications
              International, Inc.
              7.500%, due 02/15/14 ............................................            456,250
    750,000   Qwest Corp.
              7.875%, due 09/01/11 ............................................            750,000
    650,000   SBA Communications
              Corp. (C)(P)
              1.875%, due 05/01/13 ............................................            535,438
    500,000   Sprint Capital Corp.
              7.625%, due 01/30/11 ............................................            494,375
    250,000   Valor Telecommunications
              Enterprises Finance Corp.
              7.750%, due 02/15/15 ............................................            245,000
    600,000   Windstream Corp.
              8.625%, due 08/01/16 ............................................            574,500
    250,000   Windstream Corp.
              7.000%, due 03/15/19 ............................................            217,500
                                                                                      ------------
                                                                                         8,563,813
                                                                                      ------------
              TRANSPORTATION - 2.20%
    500,000   Bristow Group, Inc.
              6.125%, due 06/15/13 ............................................            452,500
    750,000   Bristow Group, Inc.
              7.500%, due 09/15/17 ............................................            680,625
    755,000   Gulfmark Offshore, Inc.
              7.750%, due 07/15/14 ............................................            690,825
    400,000   Hornbeck Offshore Services, Inc.,
              Series B
              6.125%, due 12/01/14 ............................................            362,500
                                                                                      ------------
                                                                                         2,186,450
                                                                                      ------------
              UTILITIES - 10.42%
    500,000   Dynegy Holdings, Inc.
              8.375%, due 05/01/16 ............................................            423,750
  1,250,000   Edison Mission Energy
              7.200%, due 05/15/19 ............................................            931,250
  1,700,000   El Paso Corp.
              7.250%, due 06/01/18 ............................................          1,569,584
    500,000   Energy Future Holdings Corp.
              10.875%, due 11/01/17 ...........................................            365,000
  1,000,000   Ferrellgas Partners L.P./
              Ferrellgas Partners Finance Corp.
              8.750%, due 06/15/12 ............................................            930,000
    500,000   Inergy L.P./Inergy Finance Corp.
              6.875%, due 12/15/14 ............................................            455,000
  1,000,000   MarkWest Energy Partners L.P./
              MarkWest Energy Finance Corp.,
              Series B
              8.750%, due 04/15/18 ............................................            865,000
  1,000,000   Mirant Americas Generation LLC
              8.300%, due 05/01/11 ............................................            997,500
  1,750,000   NRG Energy, Inc.
              7.375%, due 02/01/16 ............................................          1,655,938
    500,000   NRG Energy, Inc.
              7.375%, due 01/15/17 ............................................            471,250
  1,000,000   Suburban Propane Partners L.P./
              Suburban Energy Finance Corp.
              6.875%, due 12/15/13 ............................................            920,000
    400,000   Texas Competitive Electric
              Holdings Co. LLC, Series A
              10.250%, due 11/01/15 ...........................................            249,000
    500,000   Williams Cos., Inc./The
              7.625%, due 07/15/19 ............................................            493,750
                                                                                      ------------
                                                                                        10,327,022
                                                                                      ------------
              TOTAL CORPORATE NOTES AND BONDS
              (Cost $98,788,821) ...............................................        95,200,597


Shares
------
INVESTMENT COMPANY - 2.51%
--------------------------------------------------------------------------------------------------
  2,486,984   SSgA Prime Money Market
              Fund ............................................................          2,486,984
                                                                                      ------------
              TOTAL INVESTMENT COMPANY
              (Cost $2,486,984)................................................          2,486,984

TOTAL INVESTMENTS - 98.52%
--------------------------------------------------------------------------------------------------
(Cost $101,275,805**)..........................................................         97,687,581

NET OTHER ASSETS AND LIABILITIES - 1.48%
--------------------------------------------------------------------------------------------------
                                                                                         1,463,505

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $ 99,151,086

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
34

================================================================================
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  **  Aggregate cost for Federal tax purposes was $101,275,805.
 (B) Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.
 (C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
 (D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 8.04% of total net assets.
 (G) Floating rate or variable rate note. Rate shown is as of June 30, 2009. (P) Convertible. PIK Payment in Kind.
 PLC  Public Limited Company.
REIT  Real Estate Investment Trust.

      The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                       [PIE CHART OF PORTFOLIO ALLOCATION]

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2009

Common Stocks                                                           39%
Corporate Notes and Bonds                                               21%
Mortgage Backed                                                         19%
U.S. Government and Agency Obligations                                  15%
Cash and Other Net Assets                                                5%
Asset Backed                                                             1%
Commercial Mortgage Backed                                               0%*
Private Label Mortgage Backed                                            0%*

* Rounds to 0%
                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
---------                                                                           --------------
COMMON STOCKS - 38.48%
--------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 2.45%
     37,100   Genuine Parts Co. ...............................................       $  1,245,076
     63,000   Home Depot, Inc. ................................................          1,488,690
     57,500   McDonald's Corp. ................................................          3,305,675
     36,000   McGraw-Hill Cos., Inc./The ......................................          1,083,960
     41,200   Snap-On, Inc. ...................................................          1,184,088
     27,800   VF Corp. ........................................................          1,538,730
                                                                                      ------------
                                                                                         9,846,219
                                                                                      ------------
              CONSUMER STAPLES - 6.05%
    159,000   Altria Group, Inc. ..............................................          2,606,010
     54,000   Avon Products, Inc. .............................................          1,392,120
     91,500   Coca-Cola Co./The ...............................................          4,391,085
     45,200   Kimberly-Clark Corp. ............................................          2,369,836
    112,018   Kraft Foods, Inc., Class A.......................................          2,838,536
     45,000   PepsiCo, Inc./NC ................................................          2,473,200
    137,500   Philip Morris International, Inc. ...............................          5,997,750
     98,200   Sysco Corp. .....................................................          2,207,536
                                                                                      ------------
                                                                                        24,276,073
                                                                                      ------------
              ENERGY - 3.43%
    115,000   Chevron Corp. ...................................................          7,618,750
     86,000   ConocoPhillips ..................................................          3,617,160
     55,500   Marathon Oil Corp. ..............................................          1,672,215
     55,000   Williams Cos., Inc./The..........................................            858,550
                                                                                      ------------
                                                                                        13,766,675
                                                                                      ------------
              FINANCIALS - 4.46%
     35,400   Aflac, Inc. .....................................................          1,100,586
    105,000   Bank of New York Mellon
              Corp./The........................................................          3,077,550
     79,000   Marsh & McLennan Cos., Inc. .....................................          1,590,270
     63,000   Morgan Stanley ..................................................          1,796,130
     61,000   NYSE Euronext ...................................................          1,662,250
     38,500   Travelers Cos., Inc./The.........................................          1,580,040
    102,000   US Bancorp ......................................................          1,827,840
    218,000   Wells Fargo & Co. ...............................................          5,288,680
                                                                                      ------------
                                                                                        17,923,346
                                                                                      ------------
              HEALTH CARE - 5.67%
     16,100   Abbott Laboratories .............................................            757,344
     78,000   Bristol-Myers Squibb Co. ........................................          1,584,180
     44,000   Eli Lilly & Co. .................................................          1,524,160
    130,000   Johnson & Johnson ...............................................          7,384,000
    147,500   Merck & Co., Inc./NJ ............................................          4,124,100
    492,019   Pfizer, Inc. ....................................................          7,380,285
                                                                                      ------------
                                                                                        22,754,069
                                                                                      ------------
              INDUSTRIALS - 6.51%
     52,500   3M Co. ..........................................................          3,155,250
     57,500   Boeing Co./The ..................................................          2,443,750
     30,000   Deere & Co. .....................................................          1,198,500
     65,500   Emerson Electric Co. ............................................          2,122,200
    423,000   General Electric Co. ............................................          4,957,560
     72,500   Honeywell International, Inc. ...................................          2,276,500
     43,000   Norfolk Southern Corp. ..........................................          1,619,810
     29,000   Northrop Grumman Corp. ..........................................          1,324,720
     20,000   Raytheon Co. ....................................................            888,600
     65,000   Tyco International, Ltd. ........................................          1,688,700
     50,500   United Technologies Corp. .......................................          2,623,980
     65,500   Waste Management, Inc. ..........................................          1,844,480
                                                                                      ------------
                                                                                        26,144,050
                                                                                      ------------
              INFORMATION TECHNOLOGY - 2.53%
     55,100   Automatic Data Processing, Inc. .................................          1,952,744
    316,000   Intel Corp. .....................................................          5,229,800
     79,000   Maxim Integrated Products, Inc. .................................          1,239,510
     68,000   Paychex, Inc. ...................................................          1,713,600
                                                                                      ------------
                                                                                        10,135,654
                                                                                      ------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
36

================================================================================
  DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
---------                                                                           --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              MATERIALS - 1.63%
     23,800   Air Products & Chemicals, Inc. ..................................       $  1,537,242
    138,000   EI Du Pont de Nemours & Co.                                                3,535,560
     32,800   Nucor Corp. .....................................................          1,457,304
                                                                                      ------------
                                                                                         6,530,106
                                                                                      ------------
              TELECOMMUNICATION SERVICES - 3.13%
    298,015   AT&T, Inc. ......................................................          7,402,693
    167,500   Verizon Communications, Inc. ....................................          5,147,275
                                                                                      ------------
                                                                                        12,549,968
                                                                                      ------------
              UTILITIES - 2.62%
     37,000   Consolidated Edison, Inc. .......................................          1,384,540
    116,000   Duke Energy Corp. ...............................................          1,692,440
     46,500   Exelon Corp. ....................................................          2,381,265
     51,000   FirstEnergy Corp. ...............................................          1,976,250
     37,500   Progress Energy, Inc. ...........................................          1,418,625
     54,000   Southern Co./The ................................................          1,682,640
                                                                                      ------------
                                                                                        10,535,760
                                                                                      ------------
              TOTAL COMMON STOCKS
              (Cost $172,382,961) .............................................        154,461,920

Par Value
---------
ASSET BACKED - 1.11%
--------------------------------------------------------------------------------------------------
$   599,648   ABSC Long Beach Home Equity Loan Trust,
              Series 2000-LB1, Class AF5 (M)
              8.550%, due 09/21/30 ............................................            553,640
  1,975,000   Carmax Auto Owner Trust,
              Series 2007-2, Class B
              5.370%, due 03/15/13 ............................................          1,679,493
  2,045,000   Chase Issuance Trust,
              Series 2007-A17, Class A
              5.120%, due 10/15/14 ............................................          2,155,207
  1,025,000   Renaissance Home Equity Loan Trust,
              Series 2005-4, Class M9 (M)
              7.000%, due 02/25/36 ............................................             60,454
                                                                                      ------------
              TOTAL ASSET BACKED
              (Cost $5,581,401) ...............................................          4,448,794

COMMERCIAL MORTGAGE BACKED - 0.07%
--------------------------------------------------------------------------------------------------
  2,690,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class H (C)(G)
              5.880%, due 11/28/35 ............................................            221,468
    775,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class J (C)(G)
              5.880%, due 11/28/35 ............................................             61,023
                                                                                      ------------
              TOTAL COMMERCIAL MORTGAGE BACKED
              (Cost $3,343,008) ...............................................            282,491

PRIVATE LABEL MORTGAGE BACKED - 0.33%
--------------------------------------------------------------------------------------------------
  1,921,849   Banc of America Alternative Loan Trust,
              Series 2005-12, Class 3CB1
              6.000%, due 01/25/36 ............................................          1,335,385
                                                                                      ------------
              TOTAL PRIVATE LABEL MORTGAGE BACKED
              (Cost $1,921,849) ...............................................          1,335,385

CORPORATE NOTES AND BONDS - 20.86%
--------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 1.20%
  2,000,000   American Association of Retired Persons (C)
              7.500%, due 05/01/31 ............................................          2,155,742
  1,850,000   Erac USA Finance Co. (C)
              6.700%, due 06/01/34 ............................................          1,387,987
  1,600,000   Royal Caribbean Cruises, Ltd. (D)
              7.250%, due 06/15/16 ............................................          1,264,000
                                                                                      ------------
                                                                                         4,807,729
                                                                                      ------------
              CONSUMER STAPLES - 0.66% 2,025,000 Kraft Foods, Inc.
              6.500%, due 11/01/31 ............................................          2,010,618
    620,000   PepsiCo, Inc./NC
              4.650%, due 02/15/13 ............................................            650,878
                                                                                      ------------
                                                                                         2,661,496
                                                                                      ------------
              ENERGY - 1.64%
  2,000,000   Chesapeake Energy Corp.
              6.375%, due 06/15/15 ............................................          1,780,000
  1,500,000   ConocoPhillips
              6.650%, due 07/15/18 ............................................          1,652,791
  1,150,000   Hess Corp.
              7.875%, due 10/01/29 ............................................          1,247,343
    750,000   Transocean, Inc.
              6.000%, due 03/15/18 ............................................            779,712
  1,030,000   Transocean, Inc.
              7.500%, due 04/15/31 ............................................          1,141,242
                                                                                      ------------
                                                                                         6,601,088
                                                                                      ------------
              FINANCE - 4.64%
  1,500,000   American General Finance Corp.,
              Series H
              4.625%, due 09/01/10 ............................................          1,135,401
  1,115,000   American General Finance Corp.
              5.850%, due 06/01/13 ............................................            639,607
    620,000   Bank of America Corp.
              5.750%, due 12/01/17 ............................................            552,065
  1,130,000   Bear Stearns Cos. LLC/The
              7.250%, due 02/01/18 ............................................          1,191,008
  1,000,000   General Electric Global Insurance
              Holding Corp.
              7.000%, due 02/15/26 ............................................            783,847
    785,000   General Electric Global Insurance
              Holding Corp.
              7.750%, due 06/15/30 ............................................            639,983

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------
              FINANCE (CONTINUED)
$ 1,735,000   Lehman Brothers Holdings, Inc. (E)
              5.750%, due 01/03/17 ............................................       $        174
  1,415,000   Merrill Lynch & Co., Inc.
              6.150%, due 04/25/13 ............................................          1,416,999
  2,400,000   National Rural Utilities
              Cooperative Finance Corp., Series
              7.250%, due 03/01/12 ............................................          2,621,369
  3,240,000   Nissan Motor Acceptance Corp. (C)
              5.625%, due 03/14/11 ............................................          3,153,609
  1,505,000   SLM Corp.
              5.125%, due 08/27/12 ............................................          1,287,315
    580,000   Textron Financial Corp.
              6.000%, due 11/20/09 ............................................            574,829
  2,000,000   US Bank NA/Cincinnati, OH
              6.300%, due 02/04/14 ............................................          2,172,144
  1,450,000   Wells Fargo & Co.
              5.250%, due 10/23/12 ............................................          1,498,773
    935,000   Western Union Co./The
              5.930%, due 10/01/16 ............................................            943,978
                                                                                      ------------
                                                                                        18,611,101
                                                                                      ------------
              FOOD & DRUG RETAILERS - 0.41% 1,550,000 Medco Health Solutions,
  Inc.
              7.250%, due 08/15/13 ............................................          1,662,519
                                                                                      ------------
              FORESTRY/PAPER - 0.23%
  1,025,000   Westvaco Corp.
              8.200%, due 01/15/30 ............................................            905,490
                                                                                      ------------
              HEALTH CARE - 2.87%
  3,950,000   Amgen, Inc.
              5.850%, due 06/01/17 ............................................          4,191,377
  1,200,000   Eli Lilly & Co.
              6.570%, due 01/01/16 ............................................          1,293,168
    740,000   Genentech, Inc.
              5.250%, due 07/15/35 ............................................            689,413
  1,320,000   Merck & Co., Inc./NJ
              5.750%, due 11/15/36 ............................................          1,318,083
  1,500,000   Quest Diagnostics, Inc./DE
              5.450%, due 11/01/15 ............................................          1,453,826
  1,400,000   WellPoint, Inc.
              5.000%, due 12/15/14 ............................................          1,365,043
  1,100,000   Wyeth
              6.500%, due 02/01/34 ............................................          1,215,520
                                                                                      ------------
                                                                                        11,526,430
                                                                                      ------------
              INDUSTRIALS - 1.26%
    350,000   Boeing Co./The
              8.625%, due 11/15/31 ............................................            436,513
    620,000   Boeing Co./The
              6.875%, due 10/15/43 ............................................            636,109
    515,000   DR Horton, Inc.
              5.250%, due 02/15/15 ............................................            427,450
    310,000   EI Du Pont de Nemours & Co.
              5.000%, due 01/15/13 ............................................            325,902
    780,000   Lockheed Martin Corp.
              7.650%, due 05/01/16 ............................................            914,613
  1,150,000   Waste Management, Inc.
              7.125%, due 12/15/17 ............................................          1,146,690
  1,170,000   WM Wrigley Jr. Co.
              4.300%, due 07/15/10 ............................................          1,167,075
                                                                                      ------------
                                                                                         5,054,352
                                                                                      ------------
              MEDIA - 0.87%
  1,780,000   Comcast Cable Communications
              Holdings, Inc.
              9.455%, due 11/15/22 ............................................          2,081,080
  1,315,000   Rogers Communications, Inc. (D)
              6.250%, due 06/15/13 ............................................          1,394,404
                                                                                      ------------
                                                                                         3,475,484
                                                                                      ------------
              REAL ESTATE INVESTMENT TRUSTS - 1.04%
  1,450,000   HCP, Inc.
              6.700%, due 01/30/18 ............................................          1,259,609
  2,400,000   Nationwide Health Properties, Inc.,
              Series D
              8.250%, due 07/01/12 ............................................          2,411,770
    530,000   Simon Property Group L.P.
              5.875%, due 03/01/17 ............................................            486,618
                                                                                      ------------
                                                                                         4,157,997
                                                                                      ------------
              TELECOMMUNICATIONS - 0.41%
    960,000   Cisco Systems, Inc.
              5.500%, due 02/22/16 ............................................          1,017,015
    795,000   Sprint Nextel Corp.
              6.000%, due 12/01/16 ............................................            649,913
                                                                                      ------------
                                                                                         1,666,928
                                                                                      ------------
              TRANSPORTATION - 0.89%
  1,365,000   Burlington Northern Santa Fe Corp.
              8.125%, due 04/15/20 ............................................          1,532,481
    957,000   Norfolk Southern Corp.
              5.590%, due 05/17/25 ............................................            889,675
  1,050,000   Norfolk Southern Corp.
              7.050%, due 05/01/37 ............................................          1,158,080
                                                                                      ------------
                                                                                         3,580,236
                                                                                      ------------
              UTILITIES - 4.74%
  2,000,000   Energy East Corp.
              8.050%, due 11/15/10 ............................................          2,116,238
  1,555,000   Indianapolis Power & Light Co. (C)
              6.050%, due 10/01/36 ............................................          1,204,683
  4,000,000   MidAmerican Energy Co.
              5.650%, due 07/15/12 ............................................          4,242,184
  1,600,000   Nevada Power Co., Series R
              6.750%, due 07/01/37 ............................................          1,648,514
  1,365,000   Pacific Gas & Electric Co.
              6.050%, due 03/01/34 ............................................          1,416,102

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
38

================================================================================
  DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------
              UTILITIES (CONTINUED)
$ 2,000,000   Progress Energy, Inc.
              7.750%, due 03/01/31 ............................................       $  2,349,676
    474,000   Sierra Pacific Power Co., Series M
              6.000%, due 05/15/16 ............................................            480,035
  1,500,000   Southern Power Co., Series B
              6.250%, due 07/15/12 ............................................          1,605,306
    835,000   Southwestern Electric Power Co.,
              Series E
              5.550%, due 01/15/17 ............................................            811,465
    620,000   Virginia Electric and Power Co.
              5.100%, due 11/30/12 ............................................            655,145
  2,400,000   Westar Energy, Inc.
              6.000%, due 07/01/14 ............................................          2,514,655
                                                                                      ------------
                                                                                        19,044,003
                                                                                      ------------
              TOTAL CORPORATE NOTES AND BONDS
              (Cost $88,700,034) ..............................................         83,754,853

MORTGAGE BACKED - 18.73%
--------------------------------------------------------------------------------------------------
              FEDERAL HOME LOAN MORTGAGE
              CORP. - 2.21%
     78,088   8.000%, due 06/01/30
              Pool # C01005 ...................................................             85,893
    358,287   6.500%, due 01/01/32
              Pool # C62333 ...................................................            384,493
    104,453   6.500%, due 03/01/32
              Pool # C65648 ...................................................            111,962
  3,628,742   5.000%, due 07/01/33
              Pool # A11325 ...................................................          3,710,814
    367,853   6.000%, due 10/01/34
              Pool # A28439 ...................................................            386,367
    309,418   6.000%, due 10/01/34
              Pool # A28598 ...................................................            324,991
    271,423   5.000%, due 04/01/35
              Pool # A32314 ...................................................            277,137
    546,494   5.000%, due 04/01/35
              Pool # A32315 ...................................................            558,000
    430,296   5.000%, due 04/01/35
              Pool # A32316 ...................................................            439,356
    245,678   5.000%, due 04/01/35
              Pool # A32509 ...................................................            250,851
  2,282,580   5.000%, due 01/01/37
              Pool # A56371 ...................................................          2,326,716
                                                                                      ------------
                                                                                         8,856,580
                                                                                      ------------
              FEDERAL NATIONAL MORTGAGE
              ASSOCIATION - 16.48%
    993,775   4.000%, due 04/01/15
              Pool # 255719 ...................................................          1,005,849
  1,087,110   5.500%, due 04/01/16
              Pool # 745444 ...................................................          1,136,006
    287,382   6.000%, due 05/01/16
              Pool # 582558 ...................................................            306,403
  1,745,043   5.000%, due 12/01/17
              Pool # 672243 ...................................................          1,827,824
  1,872,723   4.500%, due 09/01/20
              Pool # 835465 ...................................................          1,931,168
    338,832   6.000%, due 05/01/21
              Pool # 253847 ...................................................            358,396
     67,495   7.000%, due 12/01/29
              Pool # 762813 ...................................................             74,230
    192,293   7.000%, due 11/01/31
              Pool # 607515 ...................................................            210,667
      2,807   7.000%, due 04/01/32
              Pool # 641518 ...................................................              3,072
    207,616   7.000%, due 05/01/32
              Pool # 644591 ...................................................            227,454
  1,051,241   6.500%, due 06/01/32
              Pool # 545691 ...................................................          1,129,447
    894,668   6.500%, due 09/01/33
              Pool # 737582 ...................................................            959,549
  1,435,707   5.500%, due 10/01/33
              Pool # 254904 ...................................................          1,489,756
  5,112,525   5.500%, due 11/01/33
              Pool # 555880 ...................................................          5,304,994
  4,277,121   5.000%, due 05/01/34
              Pool # 780890 ...................................................          4,372,521
     40,484   7.000%, due 07/01/34
              Pool # 792636 ...................................................             44,181
    566,276   5.500%, due 08/01/34
              Pool # 793647 ...................................................            587,241
  2,935,606   5.500%, due 03/01/35
              Pool # 815976 ...................................................          3,041,534
  1,369,376   5.500%, due 07/01/35
              Pool # 825283 ...................................................          1,418,788
    878,748   5.500%, due 08/01/35
              Pool # 826872 ...................................................            910,457
  1,308,107   5.000%, due 09/01/35
              Pool # 820347 ...................................................          1,336,466
  1,383,663   5.000%, due 09/01/35
              Pool # 835699 ...................................................          1,413,661
  1,771,394   5.000%, due 10/01/35
              Pool # 797669 ...................................................          1,809,798
  1,868,172   5.500%, due 10/01/35
              Pool # 836912 ...................................................          1,935,583
  1,809,459   5.000%, due 12/01/35
              Pool # 850561 ...................................................          1,848,688
  3,493,616   5.500%, due 12/01/35
              Pool # 844583 ...................................................          3,619,680
    704,709   5.500%, due 02/01/36
              Pool # 851330 ...................................................            730,137

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
MORTGAGE BACKED (CONTINUED)
--------------------------------------------------------------------------------------------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (CONTINUED)
$ 2,492,677   5.500%, due 09/01/36
              Pool # 831820 ...................................................       $  2,578,339
  2,370,308   6.000%, due 09/01/36
              Pool # 831741 ...................................................          2,482,944
    628,924   5.500%, due 10/01/36
              Pool # 896340 ...................................................            650,537
  2,878,009   5.500%, due 10/01/36
              Pool # 901723 ...................................................          2,976,913
  2,027,878   6.500%, due 10/01/36
              Pool # 894118 ...................................................          2,163,215
  2,531,829   6.000%, due 11/01/36
              Pool # 902510 ...................................................          2,674,490
  2,860,940   5.500%, due 12/01/36
              Pool # 902853 ...................................................          2,959,257
  2,565,472   5.500%, due 12/01/36
              Pool # 903059 ...................................................          2,653,635
  2,296,525   5.500%, due 12/01/36
              Pool # 907512 ...................................................          2,375,445
  2,780,886   5.500%, due 12/01/36
              Pool # 907635 ...................................................          2,876,452
  2,614,080   6.000%, due 12/01/36
              Pool # 903002 ...................................................          2,738,300
                                                                                      ------------
                                                                                        66,163,077
                                                                                      ------------
              GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION - 0.04%
    161,607   6.500%, due 04/20/31
              Pool # 003068 ...................................................            173,917
                                                                                      ------------
              TOTAL MORTGAGE BACKED
              (Cost $72,061,041) ..............................................         75,193,574

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.20%
--------------------------------------------------------------------------------------------------
              FEDERAL HOME LOAN MORTGAGE
              CORP. - 0.38%
  1,400,000   4.500%, due 01/15/14 ............................................          1,505,059
                                                                                      ------------
              FEDERAL NATIONAL MORTGAGE
              ASSOCIATION - 0.19%
    750,000   5.250%, due 08/01/12 ............................................            779,325
                                                                                      ------------
              U.S. TREASURY BILLS - 0.76% (A)
  3,050,000   0.010%, due 12/17/09 ............................................          3,045,354
                                                                                      ------------
              U.S. TREASURY BONDS - 1.69%
  5,270,000   6.625%, due 02/15/27 ............................................          6,794,184
                                                                                      ------------
              U.S. TREASURY NOTES - 12.18%
  1,850,000   3.875%, due 05/15/10 ............................................          1,904,272
    500,000   4.500%, due 11/15/10 ............................................            525,918
  2,050,000   0.875%, due 02/28/11 ............................................          2,048,565
    500,000   4.750%, due 03/31/11 ............................................            532,949
  3,900,000   4.875%, due 04/30/11 ............................................          4,169,342
  6,150,000   4.625%, due 12/31/11 ............................................          6,646,803
  1,125,000   1.375%, due 02/15/12 ............................................          1,124,034
  3,400,000   4.625%, due 02/29/12 ............................................          3,684,485
  1,312,000   1.375%, due 05/15/12 ............................................          1,304,626
  2,500,000   4.000%, due 11/15/12 ............................................          2,679,492
  1,980,000   3.625%, due 05/15/13 ............................................          2,094,313
  1,175,000   3.125%, due 08/31/13 ............................................          1,217,319
  4,810,000   4.000%, due 02/15/14 ............................................          5,147,075
  4,965,000   4.250%, due 08/15/14 ............................................          5,354,445
  3,550,000   4.500%, due 02/15/16 ............................................          3,849,808
  5,100,000   4.250%, due 11/15/17 ............................................          5,409,187
  1,300,000   2.750%, due 02/15/19 ............................................          1,217,528
                                                                                      ------------
                                                                                        48,910,161
                                                                                      ------------
              TOTAL U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS
              (Cost $58,619,144) ..............................................         61,034,083

Share
-----
INVESTMENT COMPANY - 4.18%
--------------------------------------------------------------------------------------------------
 16,784,897   SSgA Prime Money
              Market Fund .....................................................         16,784,897
                                                                                      ------------
              TOTAL INVESTMENT COMPANY
              (Cost $16,784,897) ..............................................         16,784,897

TOTAL INVESTMENTS - 98.96%
--------------------------------------------------------------------------------------------------
(Cost $419,394,335**) .........................................................        397,295,997

NET OTHER ASSETS AND LIABILITIES - 1.04%
--------------------------------------------------------------------------------------------------
                                                                                         4,169,089

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $401,465,086

--------------------------------------------------------------------------------
 ** Aggregate cost for Federal tax purposes was $420,230,486.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
40

================================================================================
  DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(A) Rate noted represents annualized yield at time of purchase. (C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.66% of total net assets.
(E)  In Default. Issuer is bankrupt.
(G) Floating rate or variable rate note. Rate shown is as of June 30, 2009. (M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

     The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                        [PIE CHART OF SECTOR ALLOCATION]

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2009

Financials                                                              24%
Energy                                                                  18%
Health Care                                                             11%
Consumer Discretionary                                                   8%
Industrials                                                              8%
Utilities                                                                7%
Consumer Staples                                                         6%
Telecommunication Services                                               6%
Information Technology                                                   5%
Cash and Other Net Assets                                                4%
Materials                                                                3%

                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS - 96.67%
--------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 8.05%
    343,642   Comcast Corp., Class A ..........................................       $  4,979,373
    105,400   Home Depot, Inc. ................................................          2,490,602
     91,800   Jarden Corp. * ..................................................          1,721,250
    134,900   Johnson Controls, Inc. ..........................................          2,930,028
     83,000   Kohl's Corp. * ..................................................          3,548,250
    212,900   Lowe's Cos., Inc. ...............................................          4,132,389
     86,600   Omnicom Group, Inc. .............................................          2,734,828
     70,000   Phillips-Van Heusen Corp. .......................................          2,008,300
     92,900   Snap-On, Inc. ...................................................          2,669,946
    154,500   Staples, Inc. ...................................................          3,116,265
     99,200   Target Corp. ....................................................          3,915,424
     76,642   Time Warner Cable, Inc. .........................................          2,427,252
    149,833   Time Warner, Inc. ...............................................          3,774,293
    216,400   Walt Disney Co./The .............................................          5,048,612
                                                                                      ------------
                                                                                        45,496,812
                                                                                      ------------
              CONSUMER STAPLES - 6.15%
     41,900   Archer-Daniels-Midland Co. ......................................          1,121,663
     63,800   CVS Caremark Corp. ..............................................          2,033,306
     55,500   General Mills, Inc. .............................................          3,109,110
     47,000   HJ Heinz Co. ....................................................          1,677,900
     34,600   Kellogg Co. .....................................................          1,611,322
    210,257   Kraft Foods, Inc., Class A.......................................          5,327,912
     40,400   Molson Coors Brewing Co.,
              Class B .........................................................          1,710,132
    106,300   PepsiCo, Inc./NC ................................................          5,842,248
    163,400   Procter & Gamble Co./The ........................................          8,349,740
     81,600   Wal-Mart Stores, Inc. ...........................................          3,952,704
                                                                                      ------------
                                                                                        34,736,037
                                                                                      ------------
              ENERGY - 18.14%
     80,600   Anadarko Petroleum Corp. ........................................          3,658,434
     79,200   Apache Corp. ....................................................          5,714,280
    288,046   Chevron Corp. ...................................................         19,083,047
    227,900   ConocoPhillips ..................................................          9,585,474
     87,900   Devon Energy Corp. ..............................................          4,790,550
     53,000   EOG Resources, Inc. .............................................          3,599,760
    460,400   Exxon Mobil Corp. ...............................................         32,186,564
    151,500   Marathon Oil Corp. ..............................................          4,564,695
    104,200   Occidental Petroleum Corp. ......................................          6,857,402
     81,800   Schlumberger, Ltd. ..............................................          4,426,198
     57,600   Valero Energy Corp. .............................................            972,864
    107,200   Weatherford International,
              Ltd. * ..........................................................          2,096,832
    130,500   XTO Energy, Inc. ................................................          4,977,270
                                                                                      ------------
                                                                                       102,513,370
                                                                                      ------------
              FINANCIALS - 24.19%
     79,126   Allstate Corp./The ..............................................          1,930,674
     92,200   American Express Co. ............................................          2,142,728
     81,200   AON Corp. .......................................................          3,075,044
     35,700   Arch Capital Group, Ltd. * ......................................          2,091,306
  1,116,642   Bank of America Corp. ...........................................         14,739,674
    186,600   Bank of New York Mellon
              Corp./The .......................................................          5,469,246
    105,400   BB&T Corp. ......................................................          2,316,692
     18,600   BlackRock, Inc. .................................................          3,262,812
     66,600   Capital One Financial Corp. .....................................          1,457,208
     52,000   Chubb Corp. .....................................................          2,073,760
    759,414   Citigroup, Inc. .................................................          2,255,460
     66,700   Equity Residential, REIT ........................................          1,482,741
     71,400   Goldman Sachs Group, Inc./
              The .............................................................         10,527,216
    112,100   Hartford Financial Services
              Group, Inc. .....................................................          1,330,627
    578,588   JPMorgan Chase & Co. ............................................         19,735,637
     91,200   Keycorp .........................................................            477,888
     75,300   Marsh & McLennan Cos., Inc. .....................................          1,515,789
    175,400   MetLife, Inc. ...................................................          5,263,754
    153,800   Morgan Stanley...................................................          4,384,838
    127,700   PNC Financial Services Group,
              Inc. ............................................................          4,956,037
    128,100   Prudential Financial, Inc. ......................................          4,767,882

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
42

================================================================================
  LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              FINANCIALS (CONTINUED)
    113,900   Regions Financial Corp. .........................................       $    460,156
     39,115   Simon Property Group,
              Inc., REIT ......................................................          2,011,685
    129,200   State Street Corp. ..............................................          6,098,240
     47,900   Suntrust Banks, Inc. ............................................            787,955
    199,300   Travelers Cos., Inc./The ........................................          8,179,272
     55,200   Unum Group ......................................................            875,472
    297,200   US Bancorp  .....................................................          5,325,824
     74,881   Vornado Realty Trust, REIT ......................................          3,371,891
    590,100   Wells Fargo & Co. ...............................................         14,315,826
                                                                                      ------------
                                                                                       136,683,334
                                                                                      ------------
              HEALTH CARE - 11.25%
     69,500   CIGNA Corp. .....................................................          1,674,255
     42,675   Covidien PLC ....................................................          1,597,752
     53,000   Eli Lilly & Co. .................................................          1,835,920
    157,700   Johnson & Johnson ...............................................          8,957,360
    106,600   Life Technologies Corp. * .......................................          4,447,352
    237,900   Merck & Co., Inc./NJ ............................................          6,651,684
  1,331,800   Pfizer, Inc. ....................................................         19,977,000
     82,400   Thermo Fisher Scientific, Inc. * ................................          3,359,448
    168,000   UnitedHealth Group, Inc. ........................................          4,196,640
     57,500   WellPoint, Inc. * ...............................................          2,926,175
    174,700   Wyeth ...........................................................          7,929,633
                                                                                      ------------
                                                                                        63,553,219
                                                                                      ------------
              INDUSTRIALS - 8.21%
     80,000   CSX Corp. .......................................................          2,770,400
     83,900   Deere & Co. .....................................................          3,351,805
     43,500   Emerson Electric Co. ............................................          1,409,400
     37,300   FedEx Corp. .....................................................          2,074,626
  1,518,600   General Electric Co. ............................................         17,797,992
     45,200   Illinois Tool Works, Inc. .......................................          1,687,768
     43,200   L-3 Communications
              Holdings, Inc. ..................................................          2,997,216
     89,100   Norfolk Southern Corp. ..........................................          3,356,397
    116,000   Raytheon Co. ....................................................          5,153,880
     62,700   Tyco International, Ltd. ........................................          1,628,946
     55,300   United Technologies Corp. .......................................          2,873,388
     46,700   Waste Management, Inc. ..........................................          1,315,072
                                                                                      ------------
                                                                                        46,416,890
                                                                                      ------------
              INFORMATION TECHNOLOGY - 5.17%
     31,600   Affiliated Computer Services,
              Inc., Class A * .................................................          1,403,672
    181,600   Cisco Systems, Inc. *............................................          3,385,024
    233,800   EMC Corp./Massachusetts * .......................................          3,062,780
     51,535   Hewlett-Packard Co. .............................................          1,991,828
    310,400   Intel Corp. .....................................................          5,137,120
     37,500   International Business
              Machines Corp. ..................................................          3,915,750
    102,400   Kla-Tencor Corp. ................................................          2,585,600
    153,000   Maxim Integrated Products,
              Inc. ............................................................          2,400,570
     60,000   Novellus Systems, Inc. * ........................................          1,002,000
    130,600   Symantec Corp. * ................................................          2,032,136
    107,500   Texas Instruments, Inc. .........................................          2,289,750
                                                                                      ------------
                                                                                        29,206,230
                                                                                      ------------
              MATERIALS - 3.31%
     45,800   Air Products & Chemicals, Inc. ..................................          2,958,222
    162,900   EI Du Pont de Nemours & Co. .....................................          4,173,498
     87,896   Freeport-McMoRan Copper &
              Gold, Inc. ......................................................          4,404,469
    113,000   Nucor Corp. .....................................................          5,020,590
     69,600   Weyerhaeuser Co. ................................................          2,117,928
                                                                                        18,674,707
              TELECOMMUNICATION SERVICES - 5.73%
    798,287   AT&T, Inc. ......................................................         19,829,449
    245,800   Sprint Nextel Corp. * ...........................................          1,182,298
    369,335   Verizon Communications, Inc. ....................................         11,349,665
                                                                                      ------------
                                                                                        32,361,412
                                                                                      ------------
              UTILITIES - 6.47%
     83,300   American Electric Power Co.,
              Inc. ............................................................          2,406,537
    184,900   Duke Energy Corp. ...............................................          2,697,691
     84,900   Edison International ............................................          2,670,954
     55,900   Exelon Corp. ....................................................          2,862,639
     55,400   FirstEnergy Corp. ...............................................          2,146,750
     86,500   FPL Group, Inc. .................................................          4,918,390
     57,100   NSTAR ...........................................................          1,833,481
     93,600   PG&E Corp. ......................................................          3,597,984
     90,600   Public Service Enterprise
              Group, Inc. .....................................................          2,956,278
     18,000   Questar Corp. ...................................................            559,080
     95,300   Sempra Energy ...................................................          4,729,739
    166,700   Southern Co./The ................................................          5,194,372
                                                                                      ------------
                                                                                        36,573,895
                                                                                      ------------

              TOTAL COMMON STOCKS
              (Cost $630,236,573) .............................................        546,215,906

INVESTMENT COMPANIES - 3.01%
--------------------------------------------------------------------------------------------------
    274,000   Consumer Discretionary Select
              Sector SPDR Fund ETF ............................................          6,323,920
    315,000   Industrial Select Sector
              SPDR Fund ETF ...................................................          6,917,400
  3,777,149   SSgA Prime Money Market
              Fund ............................................................          3,777,149
                                                                                      ------------

              TOTAL INVESTMENT COMPANIES
              (Cost $16,323,707) ..............................................         17,018,469

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    Value (Note 2)
                                                                                    --------------
TOTAL INVESTMENTS - 99.68%
--------------------------------------------------------------------------------------------------
(Cost $646,560,280**) .........................................................       $563,234,375

NET OTHER ASSETS AND LIABILITIES - 0.32%
--------------------------------------------------------------------------------------------------
                                                                                         1,829,914

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $565,064,289

--------------------------------------------------------------------------------
   *  Non-income producing.
  ** Aggregate cost for Federal tax purposes was $648,765,203.
 ETF  Exchange Traded Fund.
 PLC  Public Limited Company.
REIT  Real Estate Investment Trust.

      The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
44

================================================================================
  LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                        [PIE CHART OF SECTOR ALLOCATION]

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2009

Information Technology                                                  32%
Health Care                                                             16%
Consumer Staples                                                        14%
Consumer Discretionary                                                  10%
Industrials                                                              9%
Energy                                                                   6%
Financials                                                               6%
Materials                                                                4%
Cash and Other Net Assets                                                1%
Telecommunication Services                                               1%
Utilities                                                                1%

                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS - 98.88%
--------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 10.37%
     33,400   Amazon.com, Inc. * ..............................................       $  2,794,244
      3,200   AutoZone, Inc. * ................................................            483,552
     39,700   Coach, Inc. .....................................................          1,067,136
     64,300   Comcast Corp., Class A ..........................................            931,707
     15,400   GameStop Corp., Class A * .......................................            338,954
     26,300   Kohl's Corp. * ..................................................          1,124,325
     29,300   Mastercard, Inc., Class A .......................................          4,902,183
    143,700   McDonald's Corp. ................................................          8,261,313
     27,700   NIKE, Inc., Class B .............................................          1,434,306
     47,100   Staples, Inc. ...................................................            950,007
     73,200   Starbucks Corp. * ...............................................          1,016,748
    112,500   Target Corp. ....................................................          4,440,375
     34,800   TJX Cos., Inc. ..................................................          1,094,808
    133,200   Visa, Inc., Class A .............................................          8,293,032
    116,500   Yum! Brands, Inc. ...............................................          3,884,110
                                                                                      ------------
                                                                                        41,016,800
                                                                                      ------------
              CONSUMER STAPLES - 14.02%
    131,200   Coca-Cola Co./The ...............................................          6,296,288
     55,100   Colgate-Palmolive Co. ...........................................          3,897,774
    120,800   Kellogg Co. .....................................................          5,625,656
     87,800   Lorillard, Inc. .................................................          5,950,206
    145,400   PepsiCo, Inc./NC ................................................          7,991,184
    190,900   Procter & Gamble Co./The ........................................          9,754,990
    166,500   Walgreen Co. ....................................................          4,895,100
    228,100   Wal-Mart Stores, Inc. ...........................................         11,049,164
                                                                                      ------------
                                                                                        55,460,362
                                                                                      ------------
              ENERGY - 5.82%
     53,200   Cameron International Corp. * ...................................          1,505,560
     16,400   Diamond Offshore Drilling, Inc. .................................          1,362,020
     92,900   National Oilwell Varco, Inc. * ..................................          3,034,114
     46,700   Peabody Energy Corp. ............................................          1,408,472
    232,500   PetroHawk Energy Corp. * ........................................          5,184,750
     46,400   Range Resources Corp. ...........................................          1,921,424
     60,600   Southwestern Energy Co. * .......................................          2,354,310
    225,100   Weatherford International,
              Ltd. * ..........................................................          4,402,956
     47,766   XTO Energy, Inc. ................................................          1,821,795
                                                                                      ------------
                                                                                        22,995,401
                                                                                      ------------
              FINANCIALS - 5.44%
     37,300   Aflac, Inc. .....................................................          1,159,657
    464,388   Axis Capital Holdings, Ltd. .....................................         12,157,678
     22,200   IntercontinentalExchange,
              Inc. * ..........................................................          2,536,128
     37,100   Northern Trust Corp. ............................................          1,991,528
     47,900   State Street Corp. ..............................................          2,260,880
     58,500   Wells Fargo & Co. ...............................................          1,419,210
                                                                                      ------------
                                                                                        21,525,081
                                                                                      ------------
              HEALTH CARE - 15.89%
    126,600   Abbott Laboratories .............................................          5,955,264
     26,000   Allergan, Inc./United States ....................................          1,237,080
     35,400   Celgene Corp. * .................................................          1,693,536
    148,600   CIGNA Corp. .....................................................          3,579,774
     25,400   Genzyme Corp. *..................................................          1,414,018
    120,900   Gilead Sciences, Inc. * .........................................          5,662,956
      6,800   Intuitive Surgical, Inc. *.......................................          1,112,888
    178,100   Johnson & Johnson................................................         10,116,080
     47,600   Life Technologies Corp. * .......................................          1,985,872
     85,700   Medco Health Solutions, Inc. * ..................................          3,908,777
    210,000   Roche Holding AG, ADR ...........................................          7,163,100
    170,381   Schering-Plough Corp. ...........................................          4,279,971
     74,900   St. Jude Medical, Inc. *.........................................          3,078,390
    381,300   UnitedHealth Group, Inc. ........................................          9,524,874
     59,900   Vertex Pharmaceuticals, Inc. * ..................................          2,134,836
                                                                                      ------------
                                                                                        62,847,416
                                                                                      ------------
              INDUSTRIALS - 9.18%
     85,900   Boeing Co./The ..................................................          3,650,750
     23,100   CH Robinson Worldwide, Inc.                                                1,204,665
     33,300   Deere & Co. .....................................................          1,330,335

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              INDUSTRIALS (CONTINUED)
     12,400   Dun & Bradstreet Corp. ..........................................       $  1,007,004
     16,500   Expeditors International of
              Washington, Inc. ................................................            550,110
     33,600   Flowserve Corp. .................................................          2,345,616
    174,000   Honeywell International, Inc. ...................................          5,463,600
     60,300   ITT Corp. .......................................................          2,683,350
     25,900   Lockheed Martin Corp. ...........................................          2,088,835
    214,600   Quanta Services, Inc. * .........................................          4,963,698
    103,600   Raytheon Co. ....................................................          4,602,948
    143,800   Tyco International, Ltd. ........................................          3,735,924
     53,900   United Parcel Service, Inc.,
              Class B .........................................................          2,694,461
                                                                                      ------------
                                                                                        36,321,296
                                                                                      ------------
              INFORMATION TECHNOLOGY - 32.18%
    113,000   Accenture, Ltd., Class A ........................................          3,780,980
     41,800   Adobe Systems, Inc. * ...........................................          1,182,940
     31,000   Altera Corp. ....................................................            504,680
     77,300   Apple, Inc. * ...................................................         11,009,839
     38,700   BMC Software, Inc. * ............................................          1,307,673
    552,700   Cisco Systems, Inc. * ...........................................         10,302,328
     54,700   Citrix Systems, Inc. * ..........................................          1,744,383
    139,000   Corning, Inc. ...................................................          2,232,340
    206,500   Dell, Inc. * ....................................................          2,835,245
    139,800   Electronic Arts, Inc. * .........................................          3,036,456
    414,800   EMC Corp./Massachusetts * .......................................          5,433,880
     11,400   First Solar, Inc. * .............................................          1,848,168
     29,800   Google, Inc., Class A* ..........................................         12,563,382
     55,400   Hewlett-Packard Co. .............................................          2,141,210
    602,000   Intel Corp. .....................................................          9,963,100
    128,300   International Business
              Machines Corp. ..................................................         13,397,086
    646,100   Microsoft Corp. .................................................         15,357,797
    102,600   Novellus Systems, Inc. * ........................................          1,713,420
    325,600   Oracle Corp. ....................................................          6,974,352
    181,600   Paychex, Inc. ...................................................          4,576,320
    152,600   QUALCOMM, Inc. ..................................................          6,897,520
     45,900   Salesforce.com, Inc. * ..........................................          1,752,003
    151,500   Texas Instruments, Inc. .........................................          3,226,950
     69,600   Varian Semiconductor
              Equipment Associates, Inc. * ....................................          1,669,704
    116,400   Yahoo!, Inc. * ..................................................          1,822,824
                                                                                      ------------
                                                                                       127,274,580
                                                                                      ------------
              MATERIALS - 3.81%
     60,400   Agnico-Eagle Mines, Ltd. ........................................          3,169,792
     75,900   Ecolab, Inc. ....................................................          2,959,341
     26,400   Monsanto Co. ....................................................          1,962,576
     70,276   Nucor Corp. .....................................................          3,122,362
     54,300   Praxair, Inc. ...................................................          3,859,101
                                                                                      ------------
                                                                                        15,073,172
                                                                                      ------------
              TELECOMMUNICATION SERVICES - 0.81%
    167,100   NII Holdings, Inc. * ............................................          3,186,597
                                                                                      ------------
              UTILITIES - 1.36%
     94,400   FPL Group, Inc. .................................................          5,367,584
                                                                                      ------------

              TOTAL COMMON STOCKS
              (Cost $369,607,641) .............................................        391,068,289

INVESTMENT COMPANY - 2.36%
--------------------------------------------------------------------------------------------------
  9,352,253   SSgA Prime Money
              Market Fund .....................................................          9,352,253
                                                                                      ------------
              TOTAL INVESTMENT COMPANY
              (Cost $9,352,253) ...............................................          9,352,253

TOTAL INVESTMENTS - 101.24%
--------------------------------------------------------------------------------------------------
(Cost $378,959,894**) .........................................................        400,420,542

NET OTHER ASSETS AND LIABILITIES - (1.24)%
--------------------------------------------------------------------------------------------------
                                                                                       (4,902,665)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $395,517,877

--------------------------------------------------------------------------------
   *  Non-income producing.
  **  Aggregate cost for Federal tax purposes was $384,403,247.
 ADR  American Depositary Receipt.

      The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
46

================================================================================
  MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                        [PIE CHART OF SECTOR ALLOCATION]

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2009

Financials                                                              23%
Industrials                                                             12%
Consumer Discretionary                                                  11%
Utilities                                                               11%
Energy                                                                   9%
Information Technology                                                   9%
Consumer Staples                                                         7%
Health Care                                                              6%
Materials                                                                6%
Cash and Other Net Assets                                                4%
Telecommunication Services                                               2%

                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS - 96.21%
--------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 10.90%
     32,600   Arbitron, Inc. ..................................................       $    518,014
      8,200   AutoZone, Inc. * ................................................          1,239,102
      6,300   Bally Technologies, Inc. * ......................................            188,496
     41,300   Big Lots, Inc. * ................................................            868,539
     33,000   Cablevision Systems Corp.,
              Class A .........................................................            640,530
     47,000   Cato Corp./The, Class A .........................................            819,680
     12,400   CEC Entertainment, Inc. * .......................................            365,552
     17,700   Choice Hotels International,
              Inc. ............................................................            470,997
     50,400   GameStop Corp., Class A * .......................................          1,109,304
     17,700   Hibbett Sports, Inc. * ..........................................            318,600
    140,400   Interpublic Group of Cos., Inc. * ...............................            709,020
     48,700   Jarden Corp. * ..................................................            913,125
     35,400   JC Penney Co., Inc. .............................................          1,016,334
     43,400   Mattel, Inc. ....................................................            696,570
     13,400   Matthews International Corp.,
              Class A .........................................................            417,008
     16,500   O'Reilly Automotive, Inc. * .....................................            628,320
     96,100   Pulte Homes, Inc. ...............................................            848,563
     32,300   Scripps Networks Interactive,
              Inc., Class A ...................................................            898,909
     42,300   Snap-On, Inc. ...................................................          1,215,702
     36,600   Sonic Corp. * ...................................................            367,098
     68,600   Stage Stores, Inc. ..............................................            761,460
     53,900   TJX Cos., Inc. ..................................................          1,695,694
     19,400   Valassis Communications, Inc. * .................................            118,534
     12,300   VF Corp. ........................................................            680,805
                                                                                      ------------
                                                                                        17,505,956
                                                                                      ------------
              CONSUMER STAPLES - 6.56%
     18,300   Bunge, Ltd. .....................................................          1,102,575
     15,200   Casey's General Stores, Inc. ....................................            390,488
     71,300   ConAgra Foods, Inc. .............................................          1,358,978
     23,900   Herbalife, Ltd. .................................................            753,806
     16,900   Hormel Foods Corp. ..............................................            583,726
     26,400   Lance, Inc. .....................................................            610,632
     29,400   Molson Coors Brewing Co.,
              Class B .........................................................          1,244,502
      9,000   Ralcorp Holdings, Inc. * ........................................            548,280
     40,500   Safeway, Inc. ...................................................            824,985
    131,800   Sara Lee Corp. ..................................................          1,286,368
     59,800   Tyson Foods, Inc., Class A ......................................            754,078
     22,400   Wal-Mart Stores, Inc. ...........................................          1,085,056
                                                                                      ------------
                                                                                        10,543,474
                                                                                      ------------
              ENERGY - 9.49%
    102,000   Denbury Resources, Inc. * .......................................          1,502,460
    187,400   El Paso Corp. ...................................................          1,729,702
     70,500   Forest Oil Corp. * ..............................................          1,051,860
     52,100   Helmerich & Payne, Inc. .........................................          1,608,327
     11,500   Murphy Oil Corp. ................................................            624,680
     35,500   Noble Corp. .....................................................          1,073,875
     37,400   Noble Energy, Inc. ..............................................          2,205,478
     15,500   Penn Virginia Corp. .............................................            253,735
     71,700   PetroHawk Energy Corp. * ........................................          1,598,910
     21,000   Plains Exploration &
              Production Co. * ................................................            574,560
      4,800   SEACOR Holdings, Inc. * .........................................            361,152
     43,200   Smith International, Inc. .......................................          1,112,400
     19,600   St. Mary Land &
              Exploration Co. .................................................            409,052
     58,200   Tesoro Corp. ....................................................            740,886
     11,300   Whiting Petroleum Corp. * .......................................            397,308
                                                                                      ------------
                                                                                        15,244,385
                                                                                      ------------
              FINANCIALS - 23.09%
      1,268   Alleghany Corp. * ...............................................            343,628
     27,500   Ameriprise Financial, Inc. ......................................            667,425
    100,500   Annaly Capital Management,
              Inc., REIT ......................................................          1,521,570

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              FINANCIALS (CONTINUED)
     53,700   AON Corp. .......................................................       $  2,033,619
     25,700   Arch Capital Group, Ltd. * ......................................          1,505,506
     53,699   Ares Capital Corp. ..............................................            432,814
     65,676   Associated Banc-Corp. ...........................................            820,950
     43,700   Assurant, Inc. ..................................................          1,052,733
     26,800   Assured Guaranty, Ltd. ..........................................            331,784
     22,434   AvalonBay Communities, Inc.,
              REIT ............................................................          1,254,958
     57,700   Axis Capital Holdings, Ltd. .....................................          1,510,586
     11,900   BlackRock, Inc. .................................................          2,087,498
     14,800   Credit Acceptance Corp. * .......................................            323,380
     19,100   Cullen/Frost Bankers, Inc. ......................................            880,892
     38,950   Delphi Financial Group, Inc.,
              Class A .........................................................            756,798
     27,600   DiamondRock Hospitality Co.,
              REIT ............................................................            172,776
     50,400   Equity Residential, REIT ........................................          1,120,392
     16,168   Everest Re Group, Ltd. ..........................................          1,157,144
    113,100   Fifth Third Bancorp .............................................            803,010
     13,100   Financial Federal Corp. .........................................            269,205
     32,600   First Midwest Bancorp, Inc./IL...................................            238,306
     31,850   International Bancshares Corp. ..................................            328,373
     13,200   IPC Holdings, Ltd. ..............................................            360,888
     56,700   JPMorgan Chase & Co. ............................................          1,934,037
    166,600   Keycorp .........................................................            872,984
     10,600   Mack-Cali Realty Corp., REIT ....................................            241,680
     52,900   Marsh & McLennan Cos., Inc. .....................................          1,064,877
     19,200   MB Financial, Inc. ..............................................            195,648
     17,738   NewAlliance Bancshares, Inc. ....................................            203,987
     22,900   NYSE Euronext ...................................................            624,025
     53,200   People's United Financial, Inc. .................................            800,128
     21,200   Platinum Underwriters Holdings,
              Ltd. ............................................................            606,108
     54,100   Progressive Corp./The * .........................................            817,451
     72,000   ProLogis, REIT ..................................................            580,320
      4,600   PS Business Parks, Inc., REIT ...................................            222,824
     26,800   Realty Income Corp., REIT  ......................................            587,456
     18,400   Reinsurance Group of America,
              Inc. ............................................................            642,344
     34,000   State Street Corp. ..............................................          1,604,800
     72,000   Suntrust Banks, Inc. ............................................          1,184,400
    131,100   Unum Group ......................................................          2,079,246
      9,000   Ventas, Inc., REIT ..............................................            268,740
     34,027   Vornado Realty Trust, REIT ......................................          1,532,236
     44,200   Webster Financial Corp. .........................................            355,810
      6,400   Westamerica Bancorporation ......................................            317,504
     33,100   XL Capital, Ltd., Class A .......................................            379,326
                                                                                      ------------
                                                                                        37,090,166
                                                                                      ------------
              HEALTH CARE - 6.06%
     23,400   Amsurg Corp. * ..................................................            501,696
     23,200   Centene Corp. * .................................................            463,536
     19,200   Charles River Laboratories
              International, Inc. * ...........................................            648,000
     65,900   CIGNA Corp. .....................................................          1,587,531
     27,700   Community Health Systems,
              Inc. * ..........................................................            699,425
     40,200   Forest Laboratories, Inc. * .....................................          1,009,422
     85,000   Hologic, Inc. * .................................................          1,209,550
     47,870   Life Technologies Corp. * .......................................          1,997,136
     74,900   Mylan, Inc./PA * ................................................            977,445
      4,700   Orthofix International N.V. * ...................................            117,547
     59,800   Universal American Corp./NY * ...................................            521,456
                                                                                      ------------
                                                                                         9,732,744
                                                                                      ------------
              INDUSTRIALS - 11.95%
     72,400   ACCO Brands Corp. * .............................................            204,168
     13,000   Acuity Brands, Inc. .............................................            364,650
     38,900   Albany International Corp.,
              Class A .........................................................            442,682
     47,025   Belden, Inc. ....................................................            785,318
     44,600   Carlisle Cos., Inc. .............................................          1,072,184
      6,200   Copart, Inc. * ..................................................            214,954
     24,300   Danaher Corp. ...................................................          1,500,282
     15,400   Dun & Bradstreet Corp. ..........................................          1,250,634
      6,340   ESCO Technologies, Inc. * .......................................            284,032
      3,600   Flowserve Corp. .................................................            251,316
     26,600   GATX Corp. ......................................................            684,152
     18,687   Genesee & Wyoming, Inc.,
              Class A * .......................................................            495,392
     16,900   Graco, Inc. .....................................................            372,138
     28,100   ITT Corp. .......................................................          1,250,450
     13,300   Kirby Corp. * ...................................................            422,807
     26,900   L-3 Communications Holdings,
              Inc. ............................................................          1,866,322
     28,000   Mueller Industries, Inc. ........................................            582,400
     19,200   Norfolk Southern Corp. ..........................................            723,264
     54,700   Quanta Services, Inc. * .........................................          1,265,211
     34,500   Raytheon Co. ....................................................          1,532,835
     51,300   Republic Services, Inc. .........................................          1,252,233
     10,300   Simpson Manufacturing Co.,
              Inc. ............................................................            222,686
     56,700   Tyco International, Ltd. ........................................          1,473,066
     19,500   United Stationers, Inc. * .......................................            680,160
                                                                                      ------------
                                                                                        19,193,336
                                                                                      ------------
              INFORMATION TECHNOLOGY - 9.03%
     33,400   Affiliated Computer Services,
              Inc., Class A * .................................................          1,483,628
     64,700   Arrow Electronics, Inc. * .......................................          1,374,228
    178,400   Brocade Communications
              Systems, Inc. * .................................................          1,395,088
     25,500   Diebold, Inc. ...................................................            672,180
     33,300   Electronics for Imaging, Inc. * .................................            354,978
     12,100   Fiserv, Inc. * ..................................................            552,970

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
48

================================================================================
  MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (CONTINUED)
     39,700   Kla-Tencor Corp. ................................................       $  1,002,425
    125,300   Maxim Integrated Products, Inc. .................................          1,965,957
     17,900   MAXIMUS, Inc. ...................................................            738,375
    165,600   Micron Technology, Inc. * .......................................            837,936
     63,100   Sun Microsystems, Inc. * ........................................            581,782
     69,000   Synopsys, Inc. * ................................................          1,346,190
     20,300   Teradata Corp. * ................................................            475,629
     34,300   Websense, Inc. * ................................................            611,912
     91,300   Xerox Corp. .....................................................            591,624
     21,900   Zebra Technologies Corp.,
              Class A * .......................................................            518,154
                                                                                      ------------
                                                                                        14,503,056
                                                                                      ------------
              MATERIALS - 5.90%
     17,400   Air Products & Chemicals, Inc. ..................................          1,123,866
     14,700   Aptargroup, Inc. ................................................            496,419
     12,200   Deltic Timber Corp. .............................................            432,734
     28,700   Ecolab, Inc. ....................................................          1,119,013
     38,020   EI Du Pont de Nemours & Co. .....................................            974,073
      9,827   FMC Corp. .......................................................            464,817
     24,565   Freeport-McMoRan Copper &
              Gold, Inc. ......................................................          1,230,952
     27,800   Nucor Corp. .....................................................          1,235,154
     71,100   Pactiv Corp. * ..................................................          1,542,870
     28,300   Weyerhaeuser Co. ................................................            861,169
                                                                                      ------------
                                                                                         9,481,067
                                                                                      ------------
              TELECOMMUNICATION SERVICES - 2.12%
     65,100   Crown Castle International
              Corp. * .........................................................          1,563,702
     28,300   Embarq Corp. ....................................................          1,190,298
    155,300   Qwest Communications
              International, Inc. .............................................            644,495
                                                                                      ------------
                                                                                         3,398,495
                                                                                      ------------
              UTILITIES - 11.11%
     24,600   Ameren Corp. ....................................................            612,294
     13,800   Atmos Energy Corp. ..............................................            345,552
     26,900   Consolidated Edison, Inc. .......................................          1,006,598
     59,800   Edison International ............................................          1,881,308
      8,500   New Jersey Resources Corp. ......................................            314,840
     31,600   NRG Energy, Inc. * ..............................................            820,336
     46,700   NSTAR ...........................................................          1,499,537
     32,100   Oneok, Inc. .....................................................            946,629
     57,900   Progress Energy, Inc. ...........................................          2,190,357
     31,300   Questar Corp. ...................................................            972,178
     47,800   Sempra Energy ...................................................          2,372,314
     20,800   UGI Corp. .......................................................            530,192
     19,500   Unisource Energy Corp. ..........................................            517,530
     26,000   Westar Energy, Inc. .............................................            488,020
     11,000   WGL Holdings, Inc. ..............................................            352,220
     26,200   Wisconsin Energy Corp. ..........................................          1,066,602
    104,300   Xcel Energy, Inc. ...............................................          1,920,163
                                                                                      ------------
                                                                                        17,836,670
                                                                                      ------------

              TOTAL COMMON STOCKS
              (Cost $167,856,335) .............................................        154,529,349

Par Value
---------
CERTIFICATE OF DEPOSIT - 1.07%
--------------------------------------------------------------------------------------------------
 $1,714,875   State Street Eurodollar
              0.010%, due 07/01/09 ............................................          1,714,875
                                                                                      ------------
              TOTAL CERTIFICATE OF DEPOSIT
              (Cost $1,714,875) ...............................................          1,714,875
                                                                                      ------------

Shares
------
INVESTMENT COMPANIES - 4.73%
--------------------------------------------------------------------------------------------------
     24,300   SPDR S&P Homebuilders ETF .......................................            285,525
  7,304,830   SSgA Prime Money Market
              Fund ............................................................          7,304,830
                                                                                      ------------
              TOTAL INVESTMENT COMPANIES
              (Cost $7,613,133) ...............................................          7,590,355

TOTAL INVESTMENTS - 102.01%
--------------------------------------------------------------------------------------------------
(Cost $177,184,343**) .........................................................        163,834,579

NET OTHER ASSETS AND LIABILITIES - (2.01)%
--------------------------------------------------------------------------------------------------
                                                                                        (3,225,197)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $160,609,382

--------------------------------------------------------------------------------
   *  Non-income producing.
  **  Aggregate cost for Federal tax purposes was $179,980,322.
 ETF  Exchange Traded Fund.
REIT  Real Estate Investment Trust

      The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                        [PIE CHART OF SECTOR ALLOCATION]

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2009

Information Technology                                                  25%
Industrials                                                             19%
Consumer Discretionary                                                  18%
Health Care                                                             12%
Energy                                                                   9%
Financials                                                               6%
Materials                                                                5%
Consumer Staples                                                         3%
Cash & Other Net Assets                                                  2%
Telecommunication Services                                               1%

                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS - 98.32%
--------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 17.97%
     55,000   Aeropostale, Inc. * .............................................       $  1,884,850
    144,382   Buckle, Inc./The.................................................          4,587,016
    100,800   Coach, Inc. .....................................................          2,709,504
    119,540   GameStop Corp., Class A * .......................................          2,631,075
     77,600   Guess?, Inc. ....................................................          2,000,528
     68,195   Gymboree Corp. * ................................................          2,419,559
     29,400   ITT Educational Services, Inc. * ................................          2,959,404
    195,700   Nordstrom, Inc. .................................................          3,892,473
      5,100   NVR, Inc. * .....................................................          2,562,189
     70,100   O'Reilly Automotive, Inc. * .....................................          2,669,408
     18,300   priceline.com, Inc. * ...........................................          2,041,365
     42,004   Steiner Leisure, Ltd. * .........................................          1,282,382
    117,779   True Religion Apparel, Inc. * ...................................          2,626,472
     67,600   Yum! Brands, Inc. ...............................................          2,253,784
                                                                                      ------------
                                                                                        36,520,009
                                                                                      ------------
              CONSUMER STAPLES - 3.33%
    105,800   BJ's Wholesale Club, Inc. * .....................................          3,409,934
     84,000   Herbalife, Ltd. .................................................          2,649,360
     54,600   SUPERVALU, Inc. .................................................            707,070
                                                                                      ------------
                                                                                         6,766,364
                                                                                      ------------
              ENERGY - 9.48%
    220,500   Atwood Oceanics, Inc. * .........................................          5,492,655
     59,000   Consol Energy, Inc. .............................................          2,003,640
    126,400   Noble Corp. .....................................................          3,823,600
     56,000   Noble Energy, Inc. ..............................................          3,302,320
     48,900   Ultra Petroleum Corp. * .........................................          1,907,100
     78,100   Whiting Petroleum Corp. * .......................................          2,745,996
                                                                                      ------------
                                                                                        19,275,311
                                                                                      ------------
              FINANCIALS - 6.45%
    120,100   Aflac, Inc. .....................................................          3,733,909
    125,400   Ameriprise Financial, Inc. ......................................          3,043,458
    363,245   Assured Guaranty, Ltd. ..........................................          4,496,973
    154,000   Hartford Financial Services
              Group, Inc. .....................................................          1,827,980
                                                                                      ------------
                                                                                        13,102,320
                                                                                      ------------
              HEALTH CARE - 11.87%
     55,500   Amedisys, Inc. * ................................................          1,832,610
     25,900   Beckman Coulter, Inc. ...........................................          1,479,926
     64,500   Cephalon, Inc. * ................................................          3,653,925
     57,239   China Medical Technologies,
              Inc., ADR .......................................................          1,139,629
     33,200   Hospira, Inc. * .................................................          1,278,864
    121,600   Humana, Inc. * ..................................................          3,922,816
     78,267   Life Technologies Corp. * .......................................          3,265,299
    107,900   Psychiatric Solutions, Inc. * ...................................          2,453,646
     48,100   St. Jude Medical, Inc. * ........................................          1,976,910
     60,800   Waters Corp. * ..................................................          3,129,376
                                                                                      ------------
                                                                                        24,133,001
                                                                                      ------------
              INDUSTRIALS - 19.07%
    117,000   BE Aerospace, Inc. * ............................................          1,680,120
    175,500   DynCorp International, Inc.,
              Class A * .......................................................          2,946,645
     73,300   Flowserve Corp. .................................................          5,117,073
     38,200   Fluor Corp. .....................................................          1,959,278
    172,188   Herman Miller, Inc. .............................................          2,641,364
    102,649   HUB Group, Inc., Class A * ......................................          2,118,675
     38,400   Joy Global, Inc. ................................................          1,371,648
     57,000   Precision Castparts Corp. .......................................          4,162,710
     88,800   Robbins & Myers, Inc. ...........................................          1,709,400
     80,200   Teledyne Technologies, Inc. * ...................................          2,626,550
    136,400   Thomas & Betts Corp. * ..........................................          3,936,504
     59,600   Valmont Industries, Inc. ........................................          4,295,968
    167,700   WESCO International, Inc. * .....................................          4,199,208
                                                                                      ------------
                                                                                        38,765,143
                                                                                      ------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
50

================================================================================
  MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY - 24.54%
    162,900   Akamai Technologies, Inc. * .....................................       $  3,124,422
    172,400   Alliance Data Systems Corp. * ...................................          7,101,156
    129,900   Amdocs, Ltd. * ..................................................          2,786,355
     38,200   Amphenol Corp., Class A .........................................          1,208,648
     87,400   Atheros Communications, Inc. * ..................................          1,681,576
     61,400   BMC Software, Inc. * ............................................          2,074,706
     54,500   Broadcom Corp., Class A * .......................................          1,351,055
    519,000   Brocade Communications
              Systems, Inc. * .................................................          4,058,580
    114,400   Cognizant Technology Solutions
              Corp., Class A* .................................................          3,054,480
     97,100   Juniper Networks, Inc. * ........................................          2,291,560
     60,600   Mantech International Corp. * ...................................          2,608,224
    197,600   Maxim Integrated Products, Inc. .................................          3,100,344
    156,700   NetApp, Inc. * ..................................................          3,090,124
    230,600   Perot Systems Corp., Class A * ..................................          3,304,498
    153,600   Polycom, Inc. * .................................................          3,113,472
    104,000   VeriSign, Inc. * ................................................          1,921,920
    244,600   Western Union Co./The ...........................................          4,011,440
                                                                                      ------------
                                                                                        49,882,560
                                                                                      ------------
              MATERIALS - 4.95%
    106,200   Cliffs Natural Resources, Inc. ..................................          2,598,714
    229,406   Pactiv Corp. * ..................................................          4,978,110
    168,800   Steel Dynamics, Inc. ............................................          2,486,424
                                                                                      ------------
                                                                                        10,063,248
                                                                                      ------------
              TELECOMMUNICATION SERVICES - 0.66%
    100,900   MetroPCS Communications,
              Inc. * ..........................................................          1,342,979
                                                                                      ------------
              TOTAL COMMON STOCKS
              (Cost $181,016,618) .............................................        199,850,935

INVESTMENT COMPANY - 1.60%
--------------------------------------------------------------------------------------------------
  3,248,172   SSgA Prime Money Market
              Fund ............................................................          3,248,172
                                                                                      ------------
              TOTAL INVESTMENT COMPANY
              (Cost $3,248,172) ...............................................          3,248,172

TOTAL INVESTMENTS - 99.22%
--------------------------------------------------------------------------------------------------
(Cost $184,264,789**) .........................................................        203,099,107

NET OTHER ASSETS AND LIABILITIES - 0.08%
--------------------------------------------------------------------------------------------------
                                                                                           172,397

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $203,271,504

--------------------------------------------------------------------------------
   *   Non-income producing.
  **   Aggregate cost for Federal tax purposes was $207,818,432.
 ADR   Amiercan Depositary Receipt.

       The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                        [PIE CHART OF SECTOR ALLOCATION]

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2009

Financials                                                              21%
Industrials                                                             20%
Consumer Discretionary                                                  17%
Information Technology                                                   9%
Health Care                                                              9%
Utilities                                                                6%
Materials                                                                5%
Consumer Staples                                                         5%
Cash and Other Net Assets                                                4%
Energy                                                                   4%

                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS - 96.24%
--------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 16.70%
      6,800   Arbitron, Inc. ..................................................       $    108,052
      9,000   Cato Corp./The, Class A .........................................            156,960
      2,400   CEC Entertainment, Inc. * .......................................             70,752
      3,300   Choice Hotels International,
              Inc. ............................................................             87,813
      7,000   Helen of Troy, Ltd. * ...........................................            117,530
      3,400   Hibbett Sports, Inc. * ..........................................             61,200
      2,700   Matthews International Corp.,
              Class A .........................................................             84,024
      7,900   Sonic Corp. * ...................................................             79,237
     14,000   Stage Stores, Inc. ..............................................            155,400
      3,200   Tempur-Pedic International,
              Inc. ............................................................             41,824
      3,000   Unifirst Corp./MA ...............................................            111,510
      3,600   Valassis Communications,
              Inc. * ..........................................................             21,996
                                                                                      ------------
                                                                                         1,096,298
                                                                                      ------------
              CONSUMER STAPLES - 5.15%
      2,800   Casey's General Stores, Inc. ....................................             71,932
      4,700   Herbalife, Ltd. .................................................            148,238
      5,100   Lance, Inc. .....................................................            117,963
                                                                                      ------------
                                                                                           338,133
                                                                                      ------------
              ENERGY - 3.96%
      5,100   Penn Virginia Corp. .............................................             83,487
        900   SEACOR Holdings, Inc. * .........................................             67,716
      1,500   St. Mary Land& Exploration Co. ..................................             31,305
      2,200   Whiting Petroleum Corp. * .....                                               77,352
                                                                                      ------------
                                                                                           259,860
                                                                                      ------------
              FINANCIALS - 21.22%
      4,646   Acadia Realty Trust, REIT .......................................             60,630
        200   Alleghany Corp. * ...............................................             54,200
      3,100   American Campus Communities,
              Inc., REIT ......................................................             68,758
     11,833   Ares Capital Corp. ..............................................             95,374
      5,100   Assured Guaranty, Ltd. ..........................................             63,138
      2,600   Credit Acceptance Corp. * .......................................             56,810
      7,400   Delphi Financial Group,
              Inc., Class A ...................................................            143,782
      5,100   DiamondRock Hospitality Co.,
              REIT ............................................................             31,926
      2,600   Financial Federal Corp. .........................................             53,430
      7,000   First Midwest Bancorp,
              Inc./IL .........................................................             51,170
      5,690   International Bancshares Corp. ..................................             58,664
      2,800   IPC Holdings, Ltd. ..............................................             76,552
      1,800   Mack-Cali Realty Corp.,
              REIT ............................................................             41,040
      4,700   MB Financial, Inc. ..............................................             47,893
      3,600   NewAlliance Bancshares, Inc. ....................................             41,400
      3,800   Platinum Underwriters
              Holdings, Ltd. ..................................................            108,642
        900   PS Business Parks, Inc., REIT ...................................             43,596
      4,900   Realty Income Corp., REIT........................................            107,408
      1,600   Reinsurance Group of
              America, Inc. ...................................................             55,856
      9,700   Webster Financial Corp. .........................................             78,085
      1,100   Westamerica Bancorporation ......................................             54,571
                                                                                      ------------
                                                                                         1,392,925
                                                                                      ------------
              HEALTH CARE - 8.63%
      4,100   Amsurg Corp. * ..................................................             87,904
      4,400   Centene Corp. * .................................................             87,912
      3,800   Charles River Laboratories
              International, Inc. * ...........................................            128,250
      2,500   Corvel Corp. * ..................................................             56,925
      2,400   ICU Medical, Inc. * .............................................             98,760

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
52

================================================================================
  SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              HEALTH CARE (CONTINUED)
        900   Orthofix International N.V. * ...................................       $     22,509
      9,700   Universal American Corp./NY * ...................................             84,584
                                                                                      ------------
                                                                                           566,844
                                                                                      ------------
              INDUSTRIALS - 20.62%
     13,700   ACCO Brands Corp. * .............................................             38,634
      2,600   Acuity Brands, Inc. .............................................             72,930
      7,300   Albany International Corp.,
              Class A .........................................................             83,074
      9,200   Belden, Inc. ....................................................            153,640
      7,399   Bowne & Co., Inc. ...............................................             48,167
      9,200   Carlisle Cos., Inc. .............................................            221,168
      1,000   Copart, Inc. * ..................................................             34,670
      1,200   ESCO Technologies, Inc. * .......................................             53,760
      4,700   GATX Corp. ......................................................            120,884
      3,400   Genesee & Wyoming, Inc.,
              Class A * .......................................................             90,134
      2,500   Kirby Corp. * ...................................................             79,475
      5,300   Mueller Industries, Inc. ........................................            110,240
      1,900   Simpson Manufacturing
              Co., Inc. .......................................................             41,078
      2,900   Sterling Construction Co., Inc. * ...............................             44,254
      3,700   United Stationers, Inc. * .......................................            129,056
      3,300   Vitran Corp., Inc. * ............................................             32,670
                                                                                      ------------
                                                                                         1,353,834
                                                                                      ------------
              INFORMATION TECHNOLOGY - 9.35%
      4,500   Diebold, Inc. ...................................................            118,620
      7,100   Electronics for Imaging, Inc. *  ................................             75,686
      3,400   MAXIMUS, Inc. ...................................................            140,250
      6,500   NAM TAI Electronics, Inc. .......................................             27,690
      6,300   Websense, Inc. * ................................................            112,392
     10,800   Xyratex, Ltd. * .................................................             53,892
      3,600   Zebra Technologies Corp.,
              Class A * .......................................................             85,176
                                                                                      ------------
                                                                                           613,706
                                                                                      ------------
              MATERIALS - 4.64%
      3,100   Aptargroup, Inc. ................................................            104,687
      2,300   Deltic Timber Corp. .............................................             81,581
      9,850   Zep, Inc. .......................................................            118,693
                                                                                      ------------
                                                                                           304,961
                                                                                      ------------
              UTILITIES - 5.97%
      3,300   Atmos Energy Corp. ..............................................             82,632
      1,250   New Jersey Resources Corp. ......................................             46,300
      4,000   Unisource Energy Corp. ..........................................            106,160
      4,600   Westar Energy, Inc. .............................................             86,342
      2,200   WGL Holdings, Inc. ..............................................             70,444
                                                                                      ------------
                                                                                           391,878
                                                                                      ------------
              TOTAL COMMON STOCKS
              (Cost $7,745,188) ...............................................          6,318,439

INVESTMENT COMPANY - 3.04%
--------------------------------------------------------------------------------------------------
    199,367   SSgA Prime Money Market
              Fund ............................................................            199,367
                                                                                      ------------

              TOTAL INVESTMENT COMPANY
              (Cost $199,367) .................................................            199,367

TOTAL INVESTMENTS - 99.28%
--------------------------------------------------------------------------------------------------
(Cost $7,944,555**) ...........................................................          6,517,806

NET OTHER ASSETS AND LIABILITIES -  0.72%
--------------------------------------------------------------------------------------------------
                                                                                            47,401

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                        $6,565,207

--------------------------------------------------------------------------------
   * Non-income producing.
  ** Aggregate cost for Federal tax purposes was  $8,025,278.
REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                        [PIE CHART OF SECTOR ALLOCATION]

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2009

Information Technology                                                  29%
Industrials                                                             23%
Health Care                                                             15%
Consumer Discretionary                                                  12%
Financials                                                               8%
Energy                                                                   6%
Consumer Staples                                                         3%
Materials                                                                2%
Cash and Other Net Assets                                                1%
Telecommunication Services                                               1%

                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS - 99.04%
--------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 11.89%
      1,500   Aaron's, Inc. ...................................................       $     44,730
      1,100   Carter's, Inc. * ................................................             27,071
        300   Chico's FAS, Inc. * .............................................              2,919
      1,100   CKE Restaurants, Inc. ...........................................              9,328
      1,000   CROCS, Inc. * ...................................................              3,400
        600   DineEquity, Inc. ................................................             18,714
      2,300   Drew Industries, Inc. * .........................................             27,991
        600   Gaylord Entertainment Co. * .....................................              7,626
        900   Gymboree Corp. * ................................................             31,932
      1,700   JOS A Bank Clothiers, Inc. * ....................................             58,582
        600   Maidenform Brands, Inc. * .......................................              6,882
      2,300   Men's Wearhouse, Inc./The ...... ................................             44,114
        900   Meritage Homes Corp. * ..........................................             16,974
      2,000   PF Chang's China Bistro, Inc. * .................................             64,120
        900   Pinnacle Entertainment, Inc. * ..................................              8,361
        200   Red Robin Gourmet Burgers,
              Inc. * ..........................................................              3,750
      3,300   Spartan Motors, Inc. ............................................             37,389
      1,000   Tempur-Pedic International,
              Inc. ............................................................             13,070
      1,600   WMS Industries, Inc. * ..........................................             50,416
        100   Wolverine World Wide, Inc. ......................................              2,206
        900   Zumiez, Inc. * ..................................................              7,209
                                                                                      ------------
                                                                                           486,784
                                                                                      ------------
              CONSUMER STAPLES - 3.39% 200 Coca-Cola Bottling Co.
              Consolidated ....................................................             11,026
        100   Green Mountain Coffee
              Roasters, Inc. * ................................................              5,912
      1,100   Ruddick Corp. ...................................................             25,773
      2,600   United Natural Foods, Inc. * ....................................             68,250
      2,200   Winn-Dixie Stores, Inc. * .......................................             27,588
                                                                                      ------------
                                                                                           138,549
                                                                                      ------------
              ENERGY - 5.95%
      1,000   Atwood Oceanics, Inc. * .........................................             24,910
      1,100   CARBO Ceramics, Inc. ............................................             37,620
      3,700   Carrizo Oil & Gas, Inc. * .......................................             63,455
        200   Dril-Quip, Inc. * ...............................................              7,620
        400   GMX Resources, Inc. * ...........................................              4,256
      2,400   Hercules Offshore, Inc. * .......................................              9,528
        700   Matrix Service Co. * ............................................              8,036
      1,500   Penn Virginia Corp. .............................................             24,555
      1,200   Petroleum Development Corp. * ...................................             18,828
      2,600   RPC, Inc. .......................................................             21,710
      1,000   Stone Energy Corp. * ............................................              7,420
      1,200   Superior Well Services, Inc. * ..................................              7,140
        200   World Fuel Services Corp. .......................................              8,246
                                                                                      ------------
                                                                                           243,324
                                                                                      ------------
              FINANCIALS - 8.43%
      1,400   eHealth, Inc. * .................................................             24,724
        800   GAMCO Investors, Inc., Class A ..................................             38,800
        700   Hancock Holding Co. .............................................             22,743
      1,200   Highwoods Properties, Inc.,
              REIT ............................................................             26,844
      1,400   KBW, Inc. * .....................................................             40,264
      1,800   Knight Capital Group, Inc.,
              Class A* ........................................................             30,690
      3,600   Omega Healthcare Investors,
              Inc., REIT ......................................................             55,872
      1,100   Potlatch Corp., REIT ............................................             26,719
        900   Stifel Financial Corp. * ........................................             43,281
         11   Teton Advisors, Inc. (L)(T)* ....................................                  1
      1,100   Tower Group, Inc. ...............................................             27,258
        400   World Acceptance Corp. * ........................................              7,964
                                                                                      ------------
                                                                                           345,160
                                                                                      ------------
              HEALTH CARE - 15.30%
        400   Acorda Therapeutics, Inc. * .....................................             11,276
      3,100   Alkermes, Inc. * ................................................             33,542

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
54

================================================================================
  SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              HEALTH CARE (CONTINUED)
      3,900   Allscripts-Misys Healthcare
              Solutions, Inc. .................................................       $     61,854
        300   AMAG Pharmaceuticals, Inc. * ....................................             16,401
      3,600   American Medical Systems
              Holdings, Inc. * ................................................             56,880
      4,000   AMN Healthcare Services, Inc. * .................................             25,520
        400   Analogic Corp. ..................................................             14,780
      7,300   Arena Pharmaceuticals, Inc. * ...................................             36,427
      1,100   Centene Corp. * .................................................             21,978
        700   Cepheid, Inc. * .................................................              6,594
        200   Chemed Corp. ....................................................              7,896
      1,900   Cubist Pharmaceuticals, Inc. * ..................................             34,827
      2,000   Emeritus Corp. * ................................................             26,420
      2,200   ev3, Inc. * .....................................................             23,584
        500   Landauer, Inc. ..................................................             30,670
      1,000   MAP Pharmaceuticals, Inc. * .....................................             12,220
      1,900   Medicines Co./The* ..............................................             15,941
        300   Myriad Pharmaceuticals, Inc. * ..................................              1,395
        500   National Healthcare Corp. .......................................             18,970
      1,500   PDL BioPharma, Inc. .............................................             11,850
      2,000   PSS World Medical, Inc. * .......................................             37,020
      1,300   Regeneron Pharmaceuticals,
              Inc. * ..........................................................             23,296
        600   Theravance, Inc. * ..............................................              8,784
      1,100   Valeant Pharmaceuticals
              International* ..................................................             28,292
      1,500   Viropharma, Inc. * ..............................................              8,895
      1,200   West Pharmaceutical
              Services, Inc. ..................................................             41,820
        400   XenoPort, Inc. * ................................................              9,268
                                                                                      ------------
                                                                                           626,400
                                                                                      ------------
              INDUSTRIALS - 22.92%
      2,400   AAR Corp. * .....................................................             38,520
      1,700   Actuant Corp., Class A ..........................................             20,740
        700   Advanced Battery
              Technologies, Inc. * ............................................              2,814
        400   Ameron International Corp. ......................................             26,816
        300   Beacon Roofing Supply, Inc. * ...................................              4,338
      1,200   Bucyrus International, Inc. .....................................             34,272
        200   CLARCOR, Inc. ...................................................              5,838
        500   Deluxe Corp. ....................................................              6,405
        200   EMCOR Group, Inc. * .............................................              4,024
      7,900   EnergySolutions, Inc. ...........................................             72,680
        500   EnerNOC, Inc. * .................................................             10,835
        300   Esterline Technologies Corp. * ..................................              8,121
      1,000   Franklin Electric Co., Inc. .....................................             25,920
      2,500   GeoEye, Inc. * ..................................................             58,900
      2,500   Heartland Express, Inc. .........................................             36,800
        800   Herman Miller, Inc. .............................................             12,272
      4,300   Hexcel Corp. * ..................................................             40,979
        500   ICF International, Inc. * .......................................             13,795
      2,000   Korn/Ferry International* .......................................             21,280
      1,000   Layne Christensen Co. * .........................................             20,450
        200   Lindsay Corp. ...................................................              6,620
      5,100   MasTec, Inc. * ..................................................             59,772
      1,400   Mcgrath Rentcorp ................................................             26,684
        600   Middleby Corp. * ................................................             26,352
      1,200   Mine Safety Appliances Co.   ....................................             28,920
      1,200   Moog, Inc., Class A* ............................................             30,972
      4,100   MPS Group, Inc. * ...............................................             31,324
        300   Multi-Color Corp. ...............................................              3,678
        100   Navigant Consulting, Inc. * .....................................              1,292
      2,300   Old Dominion Freight Line,
              Inc. * ..........................................................             77,211
        900   Orbital Sciences Corp. * ........................................             13,653
        700   RBC Bearings, Inc. * ............................................             14,315
      1,600   Resources Connection, Inc. * ....................................             27,472
        700   Rollins, Inc. ...................................................             12,117
      1,100   SYKES Enterprises, Inc. * .......................................             19,899
        700   Triumph Group, Inc. .............................................             28,000
        800   United Stationers, Inc. * .......................................             27,904
        500   Valmont Industries, Inc. ........................................             36,040
                                                                                      ------------
                                                                                           938,024
                                                                                      ------------
              INFORMATION TECHNOLOGY - 28.61%
      1,500   Adtran, Inc. ....................................................             32,205
      2,900   Advanced Energy Industries,
              Inc. * ..........................................................             26,071
      1,000   Advent Software, Inc. * .........................................             32,790
      1,100   Anixter International, Inc. * ...................................             41,349
      1,100   ANSYS, Inc. * ...................................................             34,276
      1,700   Bankrate, Inc. * ................................................             42,908
      4,600   Benchmark Electronics, Inc. * ...................................             66,240
        200   CommScope, Inc. * ...............................................              5,252
        100   Comtech Telecommunications
              Corp. * .........................................................              3,188
      2,000   Concur Technologies, Inc. * .....................................             62,160
      1,400   CSG Systems International,
              Inc. * ..........................................................             18,536
        400   Cymer, Inc. * ...................................................             11,892
      2,100   EPIQ Systems, Inc. * ............................................             32,235
        500   Equinix, Inc. * .................................................             36,370
        600   Factset Research Systems,
              Inc. ............................................................             29,922
      3,500   Harmonic, Inc. * ................................................             20,615
      3,400   IXYS Corp. ......................................................             34,408
      1,300   j2 Global Communications,
              Inc. * ..........................................................             29,328
      1,600   Littelfuse, Inc. * ..............................................             31,936
      2,900   Macrovision Solutions Corp. * ...................................             63,249
        700   MAXIMUS, Inc. ...................................................             28,875
      2,500   MKS Instruments, Inc. * .........................................             32,975

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (CONTINUED)
      1,900   Netlogic Microsystems, Inc. * ...................................       $     69,274
      1,600   Novatel Wireless, Inc. * ........................................             14,432
        300   NVE Corp. * .....................................................             14,580
        200   Omniture, Inc. * ................................................              2,512
        400   Plexus Corp. * ..................................................              8,184
      1,800   Progress Software Corp. * .......................................             38,106
      1,100   Quest Software, Inc. * ..........................................             15,334
        300   RightNow Technologies, Inc. * ...................................              3,540
      1,800   Scansource, Inc. * ..............................................             44,136
      1,300   Smith Micro Software, Inc. * ....................................             12,766
      1,200   SPSS, Inc. * ....................................................             40,044
        700   Synaptics, Inc. * ...............................................             27,055
        500   THQ, Inc. * .....................................................              3,580
        500   TNS, Inc. * .....................................................              9,375
      2,400   Ultratech, Inc. * ...............................................             29,544
      6,300   Valueclick, Inc. * ..............................................             66,276
      1,300   Varian Semiconductor Equipment
              Associates, Inc. * ..............................................             31,187
        600   VeriFone Holdings, Inc. * .......................................              4,506
        500   Viasat, Inc. * ..................................................             12,820
        600   Wind River Systems, Inc. * ......................................              6,876
                                                                                      ------------
                                                                                         1,170,907
                                                                                      ------------
              MATERIALS - 1.76%
      1,600   Allied Nevada Gold Corp. * ......................................             12,896
        800   Deltic Timber Corp. .............................................             28,376
        200   Haynes International, Inc. * ....................................              4,740
      1,100   LSB Industries, Inc. * ..........................................             17,787
        200   WR Grace & Co. * ................................................              2,474
        600   Zoltek Cos., Inc. * .............................................              5,832
                                                                                      ------------
                                                                                            72,105
                                                                                      ------------
              TELECOMMUNICATION SERVICES - 0.79%
      3,000   Premiere Global Services,
              Inc. * ..........................................................             32,520
                                                                                      ------------
              TOTAL COMMON STOCKS
              (Cost $3,932,255) ...............................................          4,053,773

INVESTMENT COMPANY - 1.01%
--------------------------------------------------------------------------------------------------
     41,473  SSgA Prime Money Market
             Fund .............................................................             41,473
                                                                                      ------------
             TOTAL INVESTMENT COMPANY
             (Cost $41,473) ...................................................             41,473

TOTAL INVESTMENTS - 100.05%
--------------------------------------------------------------------------------------------------
(Cost $3,973,728**) ...........................................................          4,095,246

NET OTHER ASSETS AND LIABILITIES - (0.05)%
--------------------------------------------------------------------------------------------------
                                                                                            (2,027)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                        $4,093,219

--------------------------------------------------------------------------------
   *  Non-income producing.
  ** Aggregate cost for Federal tax purposes was $3,977,005. (L) Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
 (T)  Illiquid security.
REIT  Real Estate Investment Trust.

      The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
56

================================================================================
  GLOBAL SECURITIES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                     [PIE CHART OF GEOGRAPHICAL ALLOCATION]

              GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2009

United States                                                           35%
Europe (excluding United Kingdom)                                       24%
United Kingdom                                                          15%
Japan                                                                   12%
Pacific Basin                                                           12%
Cash and Other Net Assets                                                2%

                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS - 98.08%
--------------------------------------------------------------------------------------------------
              AUSTRALIA - 7.25%
     84,089   Amcor, Ltd. .....................................................       $    337,949
     85,138   Foster's Group, Ltd. ............................................            353,136
     22,679   National Australia Bank, Ltd. ...................................            408,112
    204,328   Telstra Corp., Ltd. .............................................            557,878
     22,809   Wesfarmers, Ltd. ................................................            415,002
                                                                                      ------------
                                                                                         2,072,077
                                                                                      ------------
              BELGIUM - 0.42%
     34,957   Fortis* .........................................................            119,093
     13,256   Fortis VVPR Strips * ............................................                 19
                                                                                      ------------
                                                                                           119,112
                                                                                      ------------
              FINLAND - 0.36%
     11,988   UPM-Kymmene OYJ .................................................            104,373
                                                                                      ------------
              FRANCE - 8.98%
     14,807   Carrefour S.A. ..................................................            633,021
     20,315   France Telecom S.A. .............................................            461,282
      8,213   Societe Generale ................................................            447,746
     18,961   Total S.A. ......................................................          1,026,346
                                                                                      ------------
                                                                                         2,568,395
                                                                                      ------------
              GERMANY - 3.21%
     38,486   Deutsche Telekom AG .............................................            454,573
      5,867   RWE AG ..........................................................            462,886
                                                                                      ------------
                                                                                           917,459
                                                                                      ------------
              ITALY - 3.10%
     81,212   Intesa Sanpaolo SpA * ...........................................            263,144
    242,949   UniCredit SpA* ..................................................            622,050
                                                                                      ------------
                                                                                           885,194
                                                                                      ------------
              JAPAN - 11.56%
     12,500   Astellas Pharma, Inc. ...........................................            441,115
     15,000   Canon, Inc. .....................................................            487,724
     17,100   Nitto Denko Corp. ...............................................            517,644
     21,300   Seven & I Holdings Co., Ltd. ....................................            499,230
     14,200   Takeda Pharmaceutical Co., Ltd. .................................            551,221
     18,100   Tokio Marine Holdings, Inc. .....................................            496,621
         94   West Japan Railway Co. ..........................................            310,285
                                                                                      ------------
                                                                                         3,303,840
                                                                                      ------------
              NETHERLANDS - 2.01%
     30,272   ING Groep N.V. ..................................................            304,389
     24,407   Reed Elsevier N.V. ..............................................            269,005
                                                                                      ------------
                                                                                           573,394
                                                                                      ------------
              SINGAPORE - 2.99%
     73,057   Oversea-Chinese Banking
              Corp., Ltd. .....................................................            336,023
    251,000   Singapore Telecommunications,
              Ltd. ............................................................            518,054
                                                                                      ------------
                                                                                           854,077
                                                                                      ------------
              SPAIN - 3.89%
     82,050   Iberdrola S.A. ..................................................            666,883
     19,623   Telefonica S.A. .................................................            444,682
                                                                                      ------------
                                                                                         1,111,565
                                                                                      ------------
              SWITZERLAND - 2.52%
     17,756   Novartis AG .....................................................            721,200
                                                                                      ------------
              TAIWAN - 1.47%
     44,824   Taiwan Semiconductor
              Manufacturing Co., Ltd., ADR ....................................            421,794
                                                                                      ------------
              UNITED KINGDOM - 15.43%
     36,044   Aviva PLC .......................................................            203,645
    118,774   BP PLC ..........................................................            939,705
     67,613   GKN PLC .........................................................            139,781
     56,646   GlaxoSmithKline PLC .............................................            997,329
     32,866   Royal Dutch Shell PLC, A
              Shares ..........................................................            820,191
     32,424   Unilever PLC ....................................................            760,717
    285,015   Vodafone Group PLC ..............................................            550,826
                                                                                      ------------
                                                                                         4,412,194
                                                                                      ------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  GLOBAL SECURITIES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              UNITED STATES - 34.89%
      9,500   3M Co. ..........................................................       $    570,950
     35,500   Alcoa, Inc. .....................................................            366,715
     17,500   AT&T, Inc. ......................................................            434,700
     41,350   Bank of America Corp. ...........................................            545,820
     14,200   CBS Corp., Class B ..............................................             98,264
     13,100   Chevron Corp. ...................................................            867,875
     35,700   ConAgra Foods, Inc. .............................................            680,442
        621   Fairpoint Communications, Inc. ..................................                373
     49,100   General Electric Co. ............................................            575,452
      7,700   General Mills, Inc. .............................................            431,354
     18,600   Genuine Parts Co. ...............................................            624,216
     20,600   HJ Heinz Co. ....................................................            735,420
      6,700   Johnson & Johnson ...............................................            380,560
     20,500   Merck & Co., Inc./NJ ............................................            573,180
     36,900   Microsoft Corp. .................................................            877,113
     37,000   Pfizer, Inc. ....................................................            555,000
     19,200   Verizon Communications, Inc. .......................                         590,016
      8,740   Wells Fargo & Co. ...............................................            212,032
     18,800   Wyeth ...........................................................            853,332
                                                                                      ------------
                                                                                         9,972,814
                                                                                      ------------
              TOTAL COMMON STOCKS
              (Cost $44,834,593) ..............................................         28,037,488

WARRANTS AND RIGHTS - 0.00%
--------------------------------------------------------------------------------------------------
              BELGIUM - 0.00%
     34,957   Fortis Bank S.A./N.V.
              Exp. 07/01/14 (L)* ..............................................                  -
                                                                                      ------------
              TOTAL WARRANTS AND RIGHTS
              (Cost $0) .......................................................                  -

INVESTMENT COMPANY - 1.31%
--------------------------------------------------------------------------------------------------
              UNITED STATES - 1.31%
    373,286   SSgA Prime Money
              Market Fund .....................................................            373,286
                                                                                      ------------

              TOTAL INVESTMENT COMPANY
              (Cost $373,286) .................................................            373,286

TOTAL INVESTMENTS - 99.39%***
--------------------------------------------------------------------------------------------------
(Cost $45,207,879**) ..........................................................         28,410,774

NET OTHER ASSETS AND LIABILITIES - 0.61%
--------------------------------------------------------------------------------------------------
                                                                                           174,868

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $ 28,585,642

--------------------------------------------------------------------------------
   *  Non-income producing.
  **  Aggregate cost for Federal tax purposes was $45,304,861.
 *** The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 51.07%.
 (L) Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
 ADR  American Depositary Receipt.
 PLC  Public Limited Company.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
58

================================================================================
  GLOBAL SECURITIES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

OTHER INFORMATION:
Industry Concentration

                                                                 % of Net Assets
                                                                 ---------------
Pharmaceuticals                                                            17.7%
Oil, Gas & Consumable Fuels                                                12.8%
Diversified Telecommunication Services                                     12.1%
Food Products                                                               9.1%
Commercial Banks                                                            8.4%
Food & Staples Retailing                                                    5.4%
Industrial Conglomerates                                                    4.0%
Software                                                                    3.1%
Diversified Financial Services                                              3.0%
Insurance                                                                   2.5%
Electric Utilities                                                          2.3%
Distributors                                                                2.2%
Wireless Telecommunication Services                                         1.9%
Net Other Assets & Liabilities                                              1.9%
Chemicals                                                                   1.8%
Office Electronics                                                          1.7%
Multi-Utilities                                                             1.6%
Semiconductors & Semiconductor
Equipment                                                                   1.5%
Media                                                                       1.3%
Metals & Mining                                                             1.3%
Beverages                                                                   1.2%
Containers & Packaging                                                      1.2%
Road & Rail                                                                 1.1%
Auto Components                                                             0.5%
Paper & Forest Products                                                     0.4%
                                                                      ----------
                                                                          100.0%
                                                                      ==========

The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                     [PIE CHART OF GEOGRAPHICAL ALLOCATION]

              GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2009

Europe (excluding United Kingdom)                                       41%
United Kingdom                                                          19%
Japan                                                                   15%
Pacific Basin                                                            8%
Other Countries                                                          6%
Cash & Other Net Assets                                                  4%
Latin America                                                            4%
Africa                                                                   3%

                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS - 95.63%
--------------------------------------------------------------------------------------------------
              ARGENTINA - 0.21%
      5,870   Tenaris S.A., ADR................................................        $   158,725
                                                                                       -----------
              AUSTRALIA - 0.18%
     27,728   ABC Learning Centres, Ltd. (L)* .................................                  -
      4,345   Cabcharge Australia, Ltd. .......................................             18,003
     39,362   Fairfax Media, Ltd. .............................................             38,511
     12,045   James Hardie Industries N.V. * ..................................             40,478
     34,482   Macquarie Infrastructure Group...................................             39,582
                                                                                       -----------
                                                                                           136,574
                                                                                       -----------
              AUSTRIA - 0.06%
      1,142   Andritz AG ......................................................             48,034
                                                                                       -----------
              BELGIUM - 1.58%
     30,300   Anheuser-Busch InBev N.V. .......................................          1,096,272
      5,287   Arseus N.V. .....................................................             48,403
        928   EVS Broadcast Equipment S.A. ....................................             46,747
                                                                                       -----------
                                                                                         1,191,422
                                                                                       -----------
              BRAZIL - 2.18%
     42,640   Banco do Brasil S.A. ............................................            459,484
     16,490   Cia de Concessoes Rodoviarias ...................................            263,689
     19,100   Companhia Brasileira de Meios de Pagamento * ....................            163,742
      3,870   Empresa Brasileira de Aeronautica S.A., ADR .....................             64,087
     31,100   JHSF Participacoes S.A. .........................................             29,114
     25,279   Redecard S.A. ...................................................            387,770
      9,538   Souza Cruz S.A. .................................................            270,878
                                                                                       -----------
                                                                                         1,638,764
                                                                                       -----------
              CANADA - 1.09%
     30,800   TELUS Corp. .....................................................            817,289
                                                                                       -----------
              CYPRUS - 0.01%
      5,001   Prosafe Production Public, Ltd. * ...............................              9,397
                                                                                       -----------
              DENMARK - 0.82%
     11,325   Novo Nordisk A/S, B Shares.......................................            615,172
                                                                                       -----------
              EGYPT - 0.78%
     12,431   Commercial International Bank....................................            109,132
      4,212   Eastern Tobacco .................................................             86,439
      4,127   Egyptian Co. for Mobile Services ................................            143,198
      7,140   Orascom Construction Industries..................................            243,994
                                                                                       -----------
                                                                                           582,763
                                                                                       -----------
              FINLAND - 2.33%
      1,646   Konecranes OYJ ..................................................             38,777
    108,730   Nokia OYJ........................................................          1,585,808
      3,310   Sampo OYJ, A Shares..............................................             62,416
      1,940   Vacon PLC .......................................................             64,461
                                                                                       -----------
                                                                                         1,751,462
                                                                                       -----------
              FRANCE - 9.87%
     21,150   BNP Paribas......................................................          1,371,419
     15,000   Bouygues S.A. ...................................................            563,604
     12,968   Danone ..........................................................            640,930
     30,900   GDF Suez ........................................................          1,153,654
        766   Neopost S.A. ....................................................             68,737
     27,312   Sanofi-Aventis S.A. .............................................          1,603,261
      1,076   Sechilienne-Sidec ...............................................             37,276
          1   Societe Generale ................................................                 55
     35,587   Total S.A. ......................................................          1,926,301
        737   Virbac S.A. .....................................................             59,382
                                                                                       -----------
                                                                                         7,424,619
                                                                                       -----------
              GERMANY - 8.10%
     13,400   Allianz SE ......................................................          1,238,370
     11,435   Compugroup Holding AG * .........................................             96,352
      2,063   CTS Eventim AG ..................................................             83,501
     15,900   Daimler AG ......................................................            574,682
      9,400   Deutsche Bank AG ................................................            571,671

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
60

================================================================================
 INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              GERMANY (CONTINUED)
     39,300   E.ON AG .........................................................        $ 1,394,083
        773   Fielmann AG .....................................................             51,034
      1,376   Gerresheimer AG .................................................             30,565
      5,970   Merck KGaA ......................................................            608,274
        590   Pfeiffer Vacuum Technology AG ...................................             43,261
     19,219   Siemens AG ......................................................          1,329,733
      1,180   Wincor Nixdorf AG ...............................................             66,133
                                                                                       -----------
                                                                                         6,087,659
                                                                                       -----------
              GREECE - 0.95%
     27,013   OPAP S.A. .......................................................            716,979
                                                                                       -----------
              HONG KONG - 0.92%
     99,795   Esprit Holdings, Ltd. ...........................................            559,492
     45,000   Huabao International Holdings, Ltd. .............................             43,548
    509,000   Shougang Concord International Enterprises Co., Ltd. ............             84,952
                                                                                       -----------
                                                                                           687,992
                                                                                       -----------
              INDIA - 1.28%
      2,200   Infosys Technologies, Ltd., ADR                                               80,916
      2,016   Jindal Steel & Power, Ltd. ......................................            105,342
     23,645   Oil & Natural Gas Corp., Ltd. ...................................            525,787
     17,881   Punjab National Bank, Ltd. ......................................            253,443
                                                                                       -----------
                                                                                           965,488
                                                                                       -----------
              INDONESIA - 1.04%
     14,000   Astra International Tbk PT ......................................             32,580
    817,500   Bank Mandiri Tbk PT .............................................            252,061
     12,690   Telekomunikasi Indonesia Tbk PT, ADR ............................            380,446
    123,000   United Tractors Tbk PT ..........................................            119,297
                                                                                       -----------
                                                                                           784,384
                                                                                       -----------
              IRELAND - 1.36%
     38,602   CRH PLC .........................................................            884,459
      4,393   DCC PLC .........................................................             90,537
     10,027   Irish Life & Permanent PLC ......................................             50,974
                                                                                       -----------
                                                                                         1,025,970
                                                                                       -----------
              ISLE OF MAN - 0.06%
     22,207   Hansard Global PLC ..............................................             47,487
                                                                                       -----------
              ISRAEL - 0.77%
     72,603   Bank Hapoalim BM * ..............................................            191,390
        800   Cellcom Israel, Ltd. ............................................             21,256
     11,882   Delek Automotive Systems, Ltd.                                                95,951
     27,167   Israel Chemicals, Ltd. ..........................................            266,623
                                                                                       -----------
                                                                                           575,220
                                                                                       -----------
              ITALY - 2.80%
      3,196   Ansaldo STS SpA .................................................             58,912
     28,900   Atlantia SpA ....................................................            584,527
     59,520   ENI SpA .........................................................          1,411,128
      6,308   MARR SpA ........................................................             48,765
                                                                                       -----------
                                                                                         2,103,332
                                                                                       -----------
              JAPAN - 15.35%
      4,570   Amano Corp. .....................................................             44,588
      4,110   Asahi Holdings, Inc. * ..........................................             73,410
     37,100   Canon, Inc. .....................................................          1,206,303
     27,010   Daito Trust Construction Co., Ltd. ..............................          1,266,594
      2,840   Don Quijote Co., Ltd. ...........................................             54,320
      7,500   Fanuc, Ltd. .....................................................            597,840
        880   Hisamitsu Pharmaceutical Co., Inc. ..............................             27,308
     35,600   HOYA Corp. ......................................................            712,097
         78   INPEX Corp. .....................................................            620,678
      1,630   Jafco Co., Ltd. .................................................             54,294
        319   Japan Tobacco, Inc. .............................................            993,329
      3,100   JSR Corp. .......................................................             52,776
        157   KDDI Corp. ......................................................            831,556
      3,400   Keyence Corp. ...................................................            691,251
      2,720   Konami Corp. ....................................................             52,022
     17,000   Kurita Water Industries, Ltd. ...................................            547,125
      4,000   Megane TOP Co., Ltd. ............................................             61,226
      3,050   MISUMI Group, Inc. ..............................................             42,875
     42,600   Mitsubishi Corp. ................................................            781,586
     56,000   Mitsubishi Estate Co., Ltd. .....................................            926,779
      1,900   Nomura Research Institute, Ltd. .................................             42,108
      3,660   Ohara, Inc. .....................................................             51,498
      3,070   Roland DG Corp. .................................................             41,388
        680   Sankyo Co., Ltd. ................................................             36,316
     22,000   Secom Co., Ltd. .................................................            891,491
      4,200   Shinko Plantech Co., Ltd. .......................................             33,093
      7,050   Suruga Bank, Ltd. ...............................................             67,131
      1,940   Sysmex Corp. ....................................................             70,414
      2,760   T Hasegawa Co., Ltd. ............................................             33,006
      8,350   T&D Holdings, Inc. ..............................................            237,859
     10,100   Tokio Marine Holdings, Inc. .....................................            277,120
      1,100   Unicharm Petcare Corp. ..........................................             32,805
      1,620   Union Tool Co. ..................................................             42,233
        960   USS Co., Ltd. ...................................................             49,208
                                                                                       -----------
                                                                                        11,543,627
                                                                                       -----------
              MALAYSIA - 0.23%
      5,890   British American Tobacco Malaysia Bhd............................             74,987
    103,830   PLUS Expressways Bhd ............................................             94,414
                                                                                       -----------
                                                                                           169,401
                                                                                       -----------
              MEXICO - 1.45%
      7,700   America Movil SAB de C.V., Series L, ADR ........................            298,144
      6,450   Desarrolladora Homex SAB de C.V., ADR* ..........................            179,891

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              MEXICO (CONTINUED)
      8,610   Fomento Economico Mexicano
              SAB de C.V., ADR ................................................        $   277,586
     14,870   Grupo Televisa S.A., ADR.........................................            252,790
     22,270   Kimberly-Clark de Mexico SAB de C.V., Class A ...................             84,963
                                                                                       -----------
                                                                                         1,093,374
                                                                                       -----------
              NETHERLANDS - 1.30%
      2,700   ASM International N.V. *.........................................             39,732
      1,902   Fugro N.V. ......................................................             78,932
      1,467   Ten Cate N.V. ...................................................             35,509
     42,405   TNT N.V. ........................................................            825,443
                                                                                       -----------
                                                                                           979,616
                                                                                       -----------
              NORWAY - 0.20%
      4,920   Kongsberg Gruppen AS ............................................             60,362
      6,470   ODIM ASA ........................................................             42,611
      4,490   TGS Nopec Geophysical Co. ASA * .................................             44,487
                                                                                       -----------
                                                                                           147,460
                                                                                       -----------
              PHILIPPINES - 0.54%
      8,230   Philippine Long Distance Telephone Co., ADR......................            409,196
                                                                                       -----------
              RUSSIA - 1.60%
     10,350   Lukoil OAO, ADR .................................................            462,420
     10,750   Mobile Telesystems OJSC, ADR ....................................            396,998
      4,238   Oriflame Cosmetics S.A., SDR.....................................            183,896
    150,668   TNK-BP Holding ..................................................            157,448
                                                                                       -----------
                                                                                         1,200,762
                                                                                       -----------
              SINGAPORE - 1.68%
     46,490   Ezra Holdings, Ltd. *............................................             37,086
    595,300   Singapore Telecommunications, Ltd. ..............................          1,228,676
                                                                                       -----------
                                                                                         1,265,762
                                                                                       -----------
              SOUTH AFRICA - 2.43%
     12,658   Kumba Iron Ore, Ltd. ............................................            295,912
     13,532   Massmart Holdings, Ltd. .........................................            140,265
     43,201   Murray & Roberts Holdings, Ltd. .................................            280,319
     24,321   Nedbank Group, Ltd. .............................................            307,998
     45,784   Pretoria Portland Cement Co., Ltd. ..............................            171,605
    141,937   Sanlam, Ltd. ....................................................            316,780
      5,580   Tiger Brands, Ltd. ..............................................            103,853
     44,018   Truworths International, Ltd.                                                210,354
                                                                                       -----------
                                                                                         1,827,086
                                                                                       -----------
              SOUTH KOREA - 1.90%
        196   Amorepacific Corp. ..............................................            105,081
      1,375   Hite Brewery Co., Ltd. ..........................................            169,128
      1,440   KT&G Corp. ......................................................             81,385
      1,516   NHN Corp. *......................................................            209,473
        854   S1 Corp./Korea...................................................             36,263
        940   Samsung Electronics Co., Ltd., GDR (C)...........................            219,255
     14,695   Shinhan Financial Group Co., Ltd. * .............................            369,116
      9,730   Woongjin Coway Co., Ltd. ........................................            236,104
                                                                                       -----------
                                                                                         1,425,805
                                                                                       -----------
              SPAIN - 1.27%
     73,125   Banco Santander S.A. ............................................            881,936
      3,431   Indra Sistemas S.A. .............................................             74,198
                                                                                       -----------
                                                                                           956,134
                                                                                       -----------
              SWEDEN - 1.37%
      8,066   Duni AB .........................................................             39,121
      6,390   Elekta AB, B Shares .............................................             93,688
      3,093   Getinge AB, B Shares.............................................             40,404
      3,280   Indutrade AB ....................................................             42,634
      3,890   Loomis AB, Class B ..............................................             38,681
     79,680   Telefonaktiebolaget LM Ericsson, B Shares .......................            777,642
                                                                                       -----------
                                                                                         1,032,170
                                                                                       -----------
              SWITZERLAND - 8.42%
        334   Acino Holding AG ................................................             61,926
      2,180   Bank Sarasin & Cie AG, Series B * ...............................             67,796
        365   Burckhardt Compression Holding AG ...............................             47,185
     32,500   Credit Suisse Group AG ..........................................          1,483,185
     30,950   Nestle S.A. .....................................................          1,167,766
     20,997   Novartis AG .....................................................            852,840
      7,950   Roche Holding AG ................................................          1,080,384
      1,838   Swissquote Group Holding S.A. ...................................             88,303
      1,030   Tecan Group AG ..................................................             40,280
     40,500   UBS AG * ........................................................            495,234
      5,360   Zurich Financial Services AG ....................................            948,511
                                                                                       -----------
                                                                                         6,333,410
                                                                                       -----------
              TAIWAN - 0.95%
    205,946   Advanced Semiconductor Engineering, Inc. ........................            120,501
     66,678   HON HAI Precision Industry Co., Ltd. ............................            205,247
     17,000   HTC Corp. .......................................................            239,044
     88,643   Taiwan Semiconductor Manufacturing Co., Ltd. ....................            147,248
                                                                                       -----------
                                                                                           712,040
                                                                                       -----------
              THAILAND - 0.40%
     14,170   Banpu PCL........................................................            139,709
     76,900   Kasikornbank PCL.................................................            162,130
                                                                                       -----------
                                                                                           301,839
                                                                                       -----------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
62

================================================================================
 INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              TURKEY - 1.17%
     56,952   Akbank TAS ......................................................        $   253,151
      3,532   Ford Otomotiv Sanayi AS .........................................             13,695
     41,642   Turkcell Iletisim Hizmet AS .....................................            230,705
    130,721   Turkiye Is Bankasi, Series C ....................................            382,513
                                                                                       -----------
                                                                                           880,064
                                                                                       -----------
              UNITED KINGDOM - 18.98%
    192,073   BAE Systems PLC .................................................          1,071,962
    205,800   Barclays PLC ....................................................            958,012
     36,200   BG Group PLC ....................................................            608,119
    170,375   BP PLC ..........................................................          1,347,958
     21,330   British American Tobacco PLC ....................................            589,142
    185,800   BT Group PLC ....................................................            310,991
     11,400   Cairn Energy PLC* ...............................................            440,331
      4,410   Charter International PLC .......................................             31,522
      2,255   Chemring Group PLC ..............................................             80,491
      7,023   Dignity PLC .....................................................             69,544
     31,448   Hampson Industries PLC ..........................................             35,176
     19,343   Healthcare Locums PLC ...........................................             60,771
    166,400   HSBC Holdings PLC................................................          1,375,399
     14,452   IG Group Holdings PLC............................................             66,621
     44,334   Imperial Tobacco Group PLC ......................................          1,152,884
     76,700   Informa PLC .....................................................            275,983
      4,307   Intertek Group PLC ..............................................             74,248
     53,112   National Grid PLC ...............................................            478,933
    165,800   Prudential PLC ..................................................          1,127,715
    128,000   QinetiQ Group PLC ...............................................            302,833
     14,270   Reckitt Benckiser Group PLC .....................................            650,223
     46,399   Sepura, Ltd. ....................................................             33,772
    145,500   Tesco PLC........................................................            847,909
     51,800   Unilever PLC ....................................................          1,215,308
    550,562   Vodafone Group PLC ..............................................          1,064,027
                                                                                       -----------
                                                                                        14,269,874
                                                                                       -----------
              TOTAL COMMON STOCKS
              (Cost $78,258,255) ..............................................         71,916,352

PREFERRED STOCKS - 0.70%
--------------------------------------------------------------------------------
              BRAZIL - 0.65%
     12,510   AES Tiete S.A. ..................................................            129,842
      5,100   Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.,
              B Shares ........................................................             90,116
        900   Fertilizantes Fosfatados S.A. ...................................              6,846
     10,570   Klabin S.A. .....................................................             16,079
     15,230   Suzano Papel e Celulose S.A., Class A ...........................            117,470
      5,000   Usinas Siderurgicas de Minas Gerais S.A., A Shares ..............            105,851
      1,416   Vale S.A., Class A ..............................................             21,505
                                                                                       -----------
                                                                                           487,709
                                                                                       -----------
              GERMANY - 0.05%
        700   Fuchs Petrolub AG................................................             37,931
                                                                                       -----------
              TOTAL PREFERRED STOCKS
              (Cost $520,232)..................................................            525,640

INVESTMENT COMPANY - 3.17%
--------------------------------------------------------------------------------
              UNITED STATES - 3.17%
  2,380,670   SSgA Prime Money Market
              Fund ............................................................          2,380,670
                                                                                       -----------
              TOTAL INVESTMENT COMPANY
              (Cost $2,380,670) ...............................................          2,380,670

TOTAL INVESTMENTS - 99.50%***
--------------------------------------------------------------------------------
(Cost $81,159,157**) ..........................................................         74,822,662

NET OTHER ASSETS AND LIABILITIES - 0.50%
--------------------------------------------------------------------------------
                                                                                           378,484

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------
                                                                                       $75,201,146

--------------------------------------------------------------------------------

  *  Non-income producing.
 **  Aggregate cost for Federal tax purposes was $83,282,237.
*** The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 66.91%.
(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(L) Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
ADR  American Depositary Receipt.
GDR  Global Depositary Receipt.
PLC  Public Limited Company.
SDR  Swedish Depositary Receipt.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

 OTHER INFORMATION:
 Industry Concentration

                                                           % of Net Assets
                                                           ---------------
         Oil, Gas & Consumable Fuels                                 10.2%
         Commercial Banks                                            10.1%
         Pharmaceuticals                                              6.5%
         Insurance                                                    5.7%
         Diversified Telecommunication Services                       4.4%
         Tobacco                                                      4.3%
         Food Products                                                4.2%
         Wireless Telecommunication Services                          3.8%
         Net Other Assets & Liabilities                               3.7%
         Communications Equipment                                     3.2%
         Electrical Equipment                                         3.0%
         Real Estate Management & Development                         3.0%
         Capital Markets                                              2.9%
         Electric Utilities                                           2.8%
         Commercial Services & Supplies                               2.7%
         Electronic Equipment & Instruments                           2.5%
         Beverages                                                    2.1%
         Distributors                                                 1.8%
         Aerospace & Defense                                          1.7%
         Office Electronics                                           1.7%
         Gas Utilities                                                1.5%
         Construction Materials                                       1.5%
         Food & Staples Retailing                                     1.4%
         Machinery                                                    1.4%
         Air Freight & Logistics                                      1.1%
         Metals & Mining                                              1.1%
         Industrial Conglomerates                                     1.1%
         Household Products                                           1.0%
         Hotels, Restaurants & Leisure                                1.0%
         IT Services                                                  1.0%
         Automobiles                                                  0.8%
         Media                                                        0.7%
         Construction & Engineering                                   0.7%
         Diversified Financial Services                               0.7%
         Transportation Infrastructure                                0.6%
         Chemicals                                                    0.5%
         Specialty Retail                                             0.5%
         Computers & Peripherals                                      0.5%
         Personal Products                                            0.4%
         Semiconductors & Semiconductor Equipment                     0.4%
         Health Care Equipment & Supplies                             0.4%
         Textiles, Apparel & Luxury Goods                             0.3%
         Software                                                     0.2%
         Household Durables                                           0.2%
         Paper & Forest Products                                      0.2%
         Energy Equipment & Services                                  0.2%
         Leisure Equipment & Products                                 0.1%
         Health Care Providers & Services                             0.1%
         Multiline Retail                                             0.1%
         Multi-Utilities*                                             0.0%
         Marine*                                                      0.0%
                                                           ---------------
                                                                    100.0%
                                                           ===============

*Rounds to 0.0%

 The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
64

================================================================================
  TARGET RETIREMENT 2020 FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                       [PIE CHART OF PORTFOLIO ALLOCATION]

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2009

Stock Funds                                                             54%
Bond Funds                                                              23%
Foreign Stock Funds                                                     20%
Alternative Asset Classes                                                2%
Money Market Funds and Other Net Assets                                  1%

                                   [END CHART]

            PORTFOLIO HOLDINGS AS A PERCENTAGE OF TOTAL MARKET VALUE
                               AS OF JUNE 30, 2009

MEMBERS Large Cap Growth Fund, Class Y                                  12%
MEMBERS High Income Fund, Class Y                                       10%
MEMBERS International Stock Fund, Class Y                                9%
Laudus International MarketMasters Fund                                  8%
MEMBERS Large Cap Value Fund, Class Y                                    8%
Manning & Napier Equity Series Fund                                      6%
MEMBERS Bond Fund, Class Y                                               6%
CRM Mid Cap Value Fund                                                   6%
Neuberger Berman Partners Fund, Institutional Class                      5%
Victory Special Value Fund, Class I                                      5%
Gateway Fund, Class Y                                                    5%
Dodge & Cox Income Fund                                                  4%
Royce Value Fund, Institutional Class                                    4%
MEMBERS Small Cap Value Fund, Class Y                                    3%
Oppenheimer International Bond Fund, Class Y                             3%
Principal International Emerging Markets Fund, Institutional Class       3%
PIMCO CommodityRealReturn Strategy Fund, Institutional Class             2%
SSgA Prime Money Market Fund                                             1%

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
INVESTMENT COMPANIES - 100.04%
--------------------------------------------------------------------------------------------------
              ALTERNATIVE ASSET CLASS FUNDS - 1.93%
     34,785   PIMCO Commodity RealReturn
              Strategy Fund, Institutional
              Class ...........................................................       $    248,361
                                                                                      ------------
              BOND FUNDS - 22.71%
     39,811   Dodge & Cox Income Fund .........................................            490,872
     81,398   MEMBERS Bond Fund,
              Class Y (R) .....................................................            806,653
    200,269   MEMBERS High Income Fund,
              Class Y (R) .....................................................          1,233,655
     65,932   Oppenheimer International
              Bond Fund, Class Y ..............................................            398,892
                                                                                      ------------
                                                                                         2,930,072
                                                                                      ------------
              STOCK FUNDS - 54.39%
     34,583   CRM Mid Cap Value Fund,
              Institutional Class .............................................            709,304
     25,360   Gateway Fund, Class Y ...........................................            600,274
     58,035   Manning & Napier Equity
              Series Fund .....................................................            808,424
    132,182   MEMBERS Large Cap Growth
              Fund, Class Y (R) ...............................................          1,586,180
    107,067   MEMBERS Large Cap Value
              Fund, Class Y (R) ...............................................          1,011,782
     61,429   MEMBERS Small Cap Value
              Fund, Class Y (R) ...............................................            427,548
     37,258   Neuberger Berman Partners
              Fund, Institutional Class........................................            695,979
     60,450   Royce Value Fund,
              Institutional Class * ...........................................            488,432
     63,310   Victory Special Value Fund,
              Class I .........................................................            689,447
                                                                                      ------------
                                                                                         7,017,370
                                                                                      ------------
              FOREIGN STOCK FUNDS - 20.27%
     85,251   Laudus International Market
              Masters Fund ....................................................          1,078,419
    135,931   MEMBERS International
              Stock Fund, Class Y (R) .........................................          1,170,367
     21,179   Principal International
              Emerging Markets Fund,
              Institutional Class .............................................            366,185
                                                                                      ------------
                                                                                         2,614,971
                                                                                      ------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  TARGET RETIREMENT 2020 FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
INVESTMENT COMPANIES (CONTINUED)
--------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS - 0.74%
     95,928   SSgA Prime Money Market
              Fund.............................................................       $     95,928
                                                                                      ------------

              TOTAL INVESTMENT COMPANIES - 100.04%
              (Cost $13,537,124**) ............................................         12,906,702

NET OTHER ASSETS AND LIABILITIES - (0.04)%
--------------------------------------------------------------------------------------------------
                                                                                            (4,606)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $ 12,902,096

--------------------------------------------------------------------------------
   *    Non-income producing.
  ** Aggregate cost for Federal tax purposes was $14,595,853. (R) Affiliated Company (see Note 10).

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
66

================================================================================
  TARGET RETIREMENT 2030 FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                       [PIE CHART OF PORTFOLIO ALLOCATION]

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2009

Stock Funds                                                             59%
Foreign Stock Funds                                                     25%
Bond Funds                                                              13%
Alternative Asset Classes                                                2%
Money Market Funds and Other Net Assets                                  1%

                                   [END CHART]

            PORTFOLIO HOLDINGS AS A PERCENTAGE OF TOTAL MARKET VALUE
                               AS OF JUNE 30, 2009

MEMBERS Large Cap Growth Fund, Class Y                                  12%
MEMBERS International Stock Fund, Class Y                               11%
Laudus International MarketMasters Fund                                 10%
MEMBERS High Income Fund, Class Y                                        9%
MEMBERS Large Cap Value Fund, Class Y                                    7%
Victory Special Value Fund, Class I                                      7%
CRM Mid Cap Value Fund                                                   7%
Neuberger Berman Partners Fund, Institutional Class                      6%
Manning & Napier Equity Series Fund                                      6%
Gateway Fund, Class Y                                                    6%
MEMBERS Bond Fund, Class Y                                               4%
Royce Value Fund, Institutional Class                                    4%
Principal International Emerging Markets Fund, Institutional Class       4%
MEMBERS Small Cap Value Fund, Class Y                                    4%
PIMCO CommodityRealReturn Strategy Fund, Institutional Class             2%
SSgA Prime Money Market Fund                                             1%

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
INVESTMENT COMPANIES - 100.04%
--------------------------------------------------------------------------------------------------
              ALTERNATIVE ASSET CLASS FUNDS - 1.92%
     34,396   PIMCO Commodity RealReturn
              Strategy Fund, Institutional Class ..............................        $   245,585

              BOND FUNDS - 13.02%
     56,913   MEMBERS Bond Fund,
              Class Y (R) .....................................................            564,008
    178,522   MEMBERS High Income Fund,
              Class Y (R) .....................................................          1,099,697
                                                                                       -----------
                                                                                         1,663,705
                                                                                       -----------
              STOCK FUNDS - 59.43%
     42,912   CRM Mid Cap Value Fund,
              Institutional Class .............................................            880,121
     29,007   Gateway Fund, Class Y ...........................................            686,603
     55,908   Manning & Napier Equity
              Series Fund .....................................................            778,805
    130,869   MEMBERS Large Cap Growth
              Fund, Class Y (R) ...............................................          1,570,431
     98,582   MEMBERS Large Cap Value
              Fund, Class Y (R) ...............................................            931,599
     70,806   MEMBERS Small Cap Value
              Fund, Class Y (R) ...............................................            492,810
     43,447   Neuberger Berman Partners
              Fund, Institutional Class........................................            811,599
     68,165   Royce Value Fund, Institutional
              Class * .........................................................            550,770
     81,930   Victory Special Value Fund,
              Class I .........................................................            892,219
                                                                                       -----------
                                                                                         7,594,957
                                                                                       -----------
              FOREIGN STOCK FUNDS - 24.93%
    100,576   Laudus International Market
              Masters Fund ....................................................          1,272,285
    163,649   MEMBERS International
              Stock Fund, Class Y (R) .........................................          1,409,021
     29,218   Principal International Emerging
              Markets Fund, Institutional
              Class ...........................................................            505,179
                                                                                       -----------
                                                                                         3,186,485
                                                                                       -----------
              MONEY MARKET FUNDS - 0.74%
     93,953   SSgA Prime Money Market
              Fund.............................................................             93,953
                                                                                       -----------
              TOTAL INVESTMENT COMPANIES - 100.04%
              (Cost $13,791,336**) ............................................         12,784,685

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  TARGET RETIREMENT 2030 FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    Value (Note 2)
                                                                                    --------------
NET OTHER ASSETS AND LIABILITIES - (0.04)%
--------------------------------------------------------------------------------------------------
                                                                                       $    (4,580)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                       $12,780,105

--------------------------------------------------------------------------------
   *    Non-income producing.
  ** Aggregate cost for Federal tax purposes was $14,240,910. (R) Affiliated Company (see Note 10).

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
68

================================================================================
  TARGET RETIREMENT 2040 FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                       [PIE CHART OF PORTFOLIO ALLOCATION]

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2009

Stock Funds                                                             65%
Foreign Stock Funds                                                     28%
Bond Funds                                                               4%
Alternative Asset Classes                                                2%
Money Market Funds and Other Net Assets                                  1%

                                   [END CHART]

            PORTFOLIO HOLDINGS AS A PERCENTAGE OF TOTAL MARKET VALUE
                               AS OF JUNE 30, 2009

MEMBERS Large Cap Growth Fund, Class Y                                  12%
Laudus International MarketMasters Fund                                 12%
MEMBERS International Stock Fund, Class Y                               11%
Victory Special Value Fund, Class I                                      9%
CRM Mid Cap Value Fund                                                   9%
MEMBERS Large Cap Value Fund, Class Y                                    7%
Neuberger Berman Partners Fund, Institutional Class                      7%
Manning & Napier Equity Series Fund                                      7%
Gateway Fund, Class Y                                                    5%
Principal International Emerging Markets Fund, Institutional Class       5%
Royce Value Fund, Institutional Class                                    5%
MEMBERS Small Cap Value Fund, Class Y                                    4%
MEMBERS Bond Fund, Class Y                                               4%
PIMCO CommodityRealReturn Strategy Fund, Institutional Class             2%
SSgA Prime Money Market Fund                                             1%

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
INVESTMENT COMPANIES - 100.04%
--------------------------------------------------------------------------------------------------
              ALTERNATIVE ASSET CLASS FUNDS - 1.91%
     28,936   PIMCO Commodity RealReturn
              Strategy Fund, Institutional
              Class ...........................................................        $   206,603
                                                                                       -----------
              BOND FUNDS - 3.97%
     43,329   MEMBERS Bond Fund,
              Class Y (R) .....................................................            429,390
                                                                                       -----------
              STOCK FUNDS - 65.35%
     46,698   CRM Mid Cap Value Fund,
              Institutional Class .............................................            957,785
     24,741   Gateway Fund, Class Y ...........................................            585,629
     51,356   Manning & Napier Equity
              Series Fund .....................................................            715,385
    110,775   MEMBERS Large Cap Growth
              Fund, Class Y (R) ...............................................          1,329,297
     83,124   MEMBERS Large Cap Value
              Fund, Class Y (R) ...............................................            785,523
     67,515   MEMBERS Small Cap Value
              Fund, Class Y (R) ...............................................            469,901
     39,677   Neuberger Berman Partners
              Fund, Institutional Class........................................            741,157
     64,880   Royce Value Fund, Institutional
              Class * .........................................................            524,233
     89,141   Victory Special Value Fund,
              Class I .........................................................            970,742
                                                                                       -----------
                                                                                         7,079,652
                                                                                       -----------
              FOREIGN STOCK FUNDS - 28.08%
     98,572   Laudus International Market
              Masters Fund ....................................................          1,246,935
    144,054   MEMBERS International Stock
              Fund, Class Y (R) ...............................................          1,240,301
     32,078   Principal International
              Emerging Markets Fund,
              Institutional Class .............................................            554,630
                                                                                       -----------
                                                                                         3,041,866
                                                                                       -----------
              MONEY MARKET FUNDS - 0.73%
     79,244   SSgA Prime Money Market
              Fund.............................................................             79,244
                                                                                       -----------

              TOTAL INVESTMENT COMPANIES - 100.04%
              (Cost $11,425,257**) ............................................         10,836,755

NET OTHER ASSETS AND LIABILITIES - (0.04)%
--------------------------------------------------------------------------------------------------
                                                                                       $    (3,883)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                       $10,832,872

   *    Non-income producing.
  ** Aggregate cost for Federal tax purposes was $11,911,920. (R) Affiliated Company (see Note 10).

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     CONSERVATIVE              MODERATE         AGGRESSIVE
                                                                       ALLOCATION            ALLOCATION         ALLOCATION
                                                                             FUND                  FUND               FUND
==========================================================================================================================
ASSETS:
   Investments in securities, at cost
      Unaffiliated issuers                                           $ 48,153,661          $ 93,962,416       $ 34,603,917
      Affiliated issuers(1)                                           107,637,523           239,162,357         78,580,932
   Net unrealized appreciation (depreciation)
      Unaffiliated issuers                                               (796,167)           (9,744,792)        (6,701,830)
      Affiliated issuers(1)                                            (9,411,572)          (40,374,254)       (15,676,150)
                                                                     -----------------------------------------------------
         Total investments at value                                   145,583,445           283,005,727         90,806,869
Cash                                                                          100                   200                 59
Receivables:
   Investments sold                                                             -                     -             12,039
   Fund shares sold                                                       285,432               202,423              1,014
   Dividends and interest                                                      31                    58                 33
   Due from Advisor, net                                                        -                     -                  -
                                                                     -----------------------------------------------------
         Total Assets                                                 145,869,008           283,208,408         90,820,014
                                                                     -----------------------------------------------------
LIABILITIES:
Payables:
   Investments purchased                                                  216,143               202,287                  -
   Fund shares repurchased                                                 69,289                   136             13,053
   Accrued management fees                                                 35,703                69,674             22,450
   Distribution fees - Class II(2)                                            304                   489                 10
   Accrued expenses and other payables                                      5,275                10,453              3,148
                                                                     -----------------------------------------------------
         Total Liabilities                                                326,714               283,039             38,661
                                                                     -----------------------------------------------------
NET ASSETS                                                           $145,542,294          $282,925,369       $ 90,781,353
                                                                     =====================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                                   $166,745,451          $373,646,586       $126,942,842
   Accumulated undistributed (distribution in excess of)
      net investment income                                               695,799               822,244             96,057
   Accumulated net realized loss on investments sold and foreign
      currency related transactions                                   (11,691,217)          (41,424,415)       (13,879,566)
   Unrealized appreciation (depreciation) of investments (including appreciation (depreciation) of foreign currency related
      transactions)                                                   (10,207,739)          (50,119,046)       (22,377,980)
                                                                     -----------------------------------------------------
NET ASSETS                                                           $145,542,294          $282,925,369       $ 90,781,353
                                                                     =====================================================
CLASS I SHARES:
   Net Assets                                                         143,606,941           280,354,573         90,706,736
   Shares of beneficial interest outstanding                           16,261,394            35,500,271         12,842,318
   NET ASSET VALUE and redemption price per share                    $       8.83          $       7.90       $       7.06
                                                                     =====================================================
CLASS II SHARES(2):
   Net Assets                                                           1,935,353             2,570,796             74,617
   Shares of beneficial interest outstanding                              219,232               325,658             10,568
   NET ASSET VALUE and redemption price per share                    $       8.83          $       7.89       $       7.06
                                                                     =====================================================

-------------------------------------------------------
(1) See Note 10 for information on affiliated issuers.

(2) Class II shares commenced investment operations on May 1, 2009.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
70

================================================================================

--------------------------------------------------------------------------------

MONEY MARKET                              HIGH INCOME          DIVERSIFIED            LARGE CAP           LARGE CAP
        FUND             BOND FUND               FUND          INCOME FUND           VALUE FUND         GROWTH FUND
===================================================================================================================
$115,755,486          $526,999,936       $101,275,805      $419,394,335            $ 646,560,280      $ 378,959,894
           -                     -                  -                 -                        -                  -

           -            (2,769,010)        (3,588,224)      (22,098,338)             (83,325,905)        21,460,648
           -                     -                  -                 -                        -                  -
-------------------------------------------------------------------------------------------------------------------
 115,755,486           524,230,926         97,687,581       397,295,997              563,234,375        400,420,542
         112                   455                 78               324                      433                288

           -             2,924,109                  -         1,585,652               30,067,770          5,418,659
         188               280,368             34,442                 -                  291,779            162,286
     226,900             4,704,262          1,974,940         2,867,959                  792,163            297,189
      20,388                     -                  -                 -                        -                  -
-------------------------------------------------------------------------------------------------------------------
 116,003,074           532,140,120         99,697,041       401,749,932              594,386,520        406,298,964
-------------------------------------------------------------------------------------------------------------------

           -                     -            480,626                 -               28,993,853         10,498,546
     112,183                12,977                112            37,965                   25,048              4,140
      43,959               239,626             61,217           230,196                  280,950            263,268
           -                   219                 33               177                       69                121
       5,504                22,841              3,967            16,508                   22,311             15,012
-------------------------------------------------------------------------------------------------------------------
     161,646               275,663            545,955           284,846               29,322,231         10,781,087
-------------------------------------------------------------------------------------------------------------------
$115,841,428          $531,864,457       $ 99,151,086      $401,465,086            $ 565,064,289      $ 395,517,877
===================================================================================================================

$115,841,428          $543,785,233       $118,766,256      $476,363,393            $ 771,652,220      $ 489,817,360

           -             3,928,272          1,258,370         3,103,358                2,084,225            596,480

           -           (13,080,038)       (17,285,316)      (55,903,327)            (125,346,251)      (116,356,611)

           -            (2,769,010)        (3,588,224)      (22,098,338)             (83,325,905)        21,460,648
-------------------------------------------------------------------------------------------------------------------
$115,841,428          $531,864,457       $ 99,151,086      $401,465,086            $ 565,064,289      $ 395,517,877
===================================================================================================================

 115,840,378           530,254,248         98,906,847       400,257,212              564,538,096        394,597,492
 115,840,378            52,825,543         11,834,494        28,177,453               30,461,024         23,781,610
$       1.00          $      10.04       $       8.36      $      14.20            $       18.53      $       16.59
===================================================================================================================

       1,050             1,610,209            244,239         1,207,874                  526,193            920,385
       1,050               160,475             29,235            85,066                   28,403             55,491
$       1.00          $      10.03       $       8.35      $      14.20            $       18.53      $       16.59
===================================================================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          MID CAP               MID CAP         SMALL CAP
                                                                       VALUE FUND           GROWTH FUND        VALUE FUND
=========================================================================================================================
ASSETS:
   Investments in securities, at cost
      Unaffiliated issuers                                           $177,184,343          $ 184,264,789     $  7,944,555
      Affiliated issuers(1)                                                     -                      -                -
   Net unrealized appreciation (depreciation)
      Unaffiliated issuers                                            (13,349,764)            18,834,318       (1,426,749)
      Affiliated issuers(1)                                                     -                      -                -
                                                                     ----------------------------------------------------
         Total investments at value                                   163,834,579            203,099,107        6,517,806
Cash                                                                          119                    138                5
Foreign currency(2)
Receivables:
   Investments sold                                                    19,990,418              1,268,618           23,215
   Fund shares sold                                                        95,691                159,798           23,757
   Dividends and interest                                                 314,823                 59,329            6,732
Other assets                                                                1,176                      -                -
                                                                     ----------------------------------------------------
         Total Assets                                                 184,236,806            204,586,990        6,571,515
                                                                     ----------------------------------------------------
LIABILITIES:
Payables:
   Investments purchased                                               23,474,258               1,152,764               -
   Fund shares repurchased                                                 14,072                   9,371              65
   Accrued management fees                                                132,871                 145,963           5,990
   Distribution fees - Class II(3)                                             60                      37              16
   Accrued expenses and other payables                                      6,163                   7,351             237
                                                                     ----------------------------------------------------
         Total Liabilities                                             23,627,424               1,315,486           6,308
                                                                     ----------------------------------------------------
NET ASSETS                                                           $160,609,382           $ 203,271,504     $ 6,565,207
                                                                     ====================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                                   $246,894,297           $ 314,015,647     $ 8,956,552
   Accumulated undistributed (distribution in excess of)
      net investment income                                               483,233                (128,683)         13,718
   Accumulated net realized loss on investments sold and foreign
      currency related transactions                                   (73,418,384)           (129,449,778)       (978,314)
   Unrealized appreciation (depreciation) of investments (including appreciation (depreciation) of foreign currency related
      transactions)                                                   (13,349,764)             18,834,318      (1,426,749)
                                                                     ----------------------------------------------------
NET ASSETS                                                           $160,609,382           $ 203,271,504     $ 6,565,207
                                                                     ====================================================
CLASS I SHARES:
   Net Assets                                                         160,153,975             202,986,888       6,435,618
   Shares of beneficial interest outstanding                           16,322,587              55,592,137         965,106
   NET ASSET VALUE and redemption price per share                    $       9.81           $        3.65     $      6.67
                                                                     ====================================================
CLASS II SHARES(3):
   Net Assets                                                             455,407                 284,616         129,589
   Shares of beneficial interest outstanding                               46,432                  77,976          19,441
   NET ASSET VALUE and redemption price per share                    $       9.81           $        3.65     $      6.67
                                                                     ====================================================

-------------------------------------------------------
(1) See Note 10 for information on affiliated issuers.
(2) Cost of Foreign Currency of $48,043 and $207,764 for the Global Securities and International Stock Funds, respectively.
(3) Class II shares commenced investment operations on May 1, 2009.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
72

================================================================================

--------------------------------------------------------------------------------

                            GLOBAL                                 TARGET               TARGET              TARGET
  SMALL CAP             SECURITIES       INTERNATIONAL         RETIREMENT           RETIREMENT          RETIREMENT
GROWTH FUND                   FUND          STOCK FUND          2020 FUND            2030 FUND           2040 FUND
==================================================================================================================
$ 3,973,728            $ 45,207,879       $81,159,157          $ 7,073,136          $ 7,465,750        $ 7,046,726
          -                       -                 -            6,463,988            6,325,586          4,378,531

    121,518             (16,797,105)       (6,336,495)            (402,619)            (748,631)          (464,383)
          -                       -                 -             (227,803)            (258,020)          (124,119)
------------------------------------------------------------------------------------------------------------------
  4,095,246              28,410,774        74,822,662           12,906,702           12,784,685         10,836,755
        893                      21                54                    8                    8                  6
                             47,779           212,048

          -                 166,538            105,376                   -                    -                  -
         78                  34,560             63,920              16,714               11,435              8,232
        958                  55,529            224,831                   4                    5                  6
          -                  11,703            138,635                   -                    -                  -
------------------------------------------------------------------------------------------------------------------
  4,097,175              28,726,904         75,567,526          12,923,428           12,796,133         10,844,999
------------------------------------------------------------------------------------------------------------------

          -                 117,613            250,287              16,713               11,435              8,232
         51                       -             37,810                   -                    -                  -
      3,750                  22,541             75,200               4,193                4,180              3,547
          -                      19                 81                   -                    -                  -
        155                   1,089              3,002                 426                  413                348
------------------------------------------------------------------------------------------------------------------
      3,956                 141,262            366,380              21,332               16,028             12,127
------------------------------------------------------------------------------------------------------------------
$ 4,093,219            $ 28,585,642       $ 75,201,146         $12,902,096          $12,780,105        $10,832,872
==================================================================================================================

$ 7,234,174            $ 51,827,811       $104,130,853         $15,521,704          $15,285,899        $12,944,306

     (2,156)                495,295          1,091,597              29,062               17,357              3,065

 (3,260,317)             (6,942,393)       (23,696,549)         (2,018,248)          (1,516,500)        (1,525,997)

    121,518             (16,795,071)        (6,324,755)           (630,422)          (1,006,651)          (588,502)
------------------------------------------------------------------------------------------------------------------
$ 4,093,219            $ 28,585,642       $ 75,201,146         $12,902,096          $12,780,105        $10,832,872
==================================================================================================================

  4,089,307              28,425,669         74,575,989          12,901,045           12,779,051         10,831,814
    723,973               4,923,988          9,260,999           1,966,142            2,037,594          1,829,058
$      5.65            $       5.77       $       8.05         $      6.56          $      6.27        $      5.92
==================================================================================================================

      3,912                 159,973            625,157               1,051                1,054              1,058
        693                  27,722             77,661                 160                  168                179
$      5.65            $       5.77       $       8.05         $      6.56          $      6.27        $      5.92
==================================================================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     CONSERVATIVE              MODERATE         AGGRESSIVE
                                                                       ALLOCATION            ALLOCATION         ALLOCATION
                                                                             FUND                  FUND               FUND
==========================================================================================================================
INVESTMENT INCOME:
   Interest                                                          $       226           $       283          $      284
   Dividends
      Unaffiliated issuers                                               764,864               949,555             110,268
      Affiliated issuers(1)                                            1,255,831             1,676,986             226,311
      Less: Foreign taxes withheld                                             -                     -                   -
                                                                     -----------------------------------------------------
         Total investment income                                       2,020,921             2,626,824             336,863
                                                                     -----------------------------------------------------
EXPENSES:
   Management fees                                                       188,522               374,079             112,169
   Trustees' fees                                                          2,561                 5,081               1,524
   Audit fees                                                              5,189                10,305               3,082
   Distribution fees - Class II(2)                                           377                   579                  13
   Compliance expense                                                      2,933                 5,844               1,727
                                                                     -----------------------------------------------------
         Total expenses before waiver                                    199,582               395,888             118,515
         Less waiver                                                           -                     -                   -
                                                                     -----------------------------------------------------
         Total expenses net of waiver                                    199,582               395,888             118,515
                                                                     -----------------------------------------------------
NET INVESTMENT INCOME                                                  1,821,339             2,230,936             218,348
                                                                     -----------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments (including net realized
      gain (loss) on foreign currency related transactions)
      Unaffiliated issuers                                            (5,961,936)           (7,253,363)           (203,389)
      Affiliated issuers(1)                                             (819,359)           (2,464,737)           (552,819)
   Capital gain distributions received from underlying funds
      Unaffiliated issuers                                                31,077                35,830                   -
   Net change in unrealized appreciation (depreciation) on
      investments (including net unrealized appreciation
      (depreciation) on foreign currency related transactions)        12,213,928            22,935,228           7,306,084
                                                                     -----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                 5,463,710            13,252,958           6,549,876
                                                                     -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                $ 7,285,049           $15,483,894          $6,768,224
                                                                     =====================================================

-------------------------------------------------------
(1) See Note 10 for information on affiliated issuers. (2) Class II shares commenced investment operations on May 1, 2009.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
74

================================================================================

--------------------------------------------------------------------------------

MONEY MARKET                             HIGH INCOME          DIVERSIFIED              LARGE CAP          LARGE CAP
        FUND            BOND FUND               FUND          INCOME FUND             VALUE FUND        GROWTH FUND
===================================================================================================================
$231,070              $14,130,827        $ 4,144,603          $  7,086,629         $     14,236        $     28,078

       -                        -                  -             3,526,699            9,656,039           2,946,437
       -                        -                  -                     -                    -                   -
       -                        -                  -                     -                    -                (335)
-------------------------------------------------------------------------------------------------------------------
 231,070               14,130,827          4,144,603            10,613,328            9,670,275           2,974,180
-------------------------------------------------------------------------------------------------------------------

 299,684                1,513,555            356,829             1,387,082            1,601,794           1,433,448
   2,714                   11,214              1,939                 8,075               10,879               7,302
   5,552                   23,386              3,944                16,442               22,118              14,821
       2                      278                 39                   237                   81                 158
   3,271                   13,325              2,270                 9,490               12,662               8,425
-------------------------------------------------------------------------------------------------------------------
 311,223                1,561,758            365,021             1,421,326            1,647,534           1,464,154
 (85,562)                       -                  -                     -                    -                   -
-------------------------------------------------------------------------------------------------------------------
 225,661                1,561,758            365,021             1,421,326            1,647,534           1,464,154
-------------------------------------------------------------------------------------------------------------------
   5,409               12,569,069          3,779,582             9,192,002            8,022,741           1,510,026
-------------------------------------------------------------------------------------------------------------------

       -               (6,797,752)        (3,301,404)          (38,284,220)         (26,023,766)        (28,306,106)
       -                        -                  -                     -                    -                   -

       -                        -                  -                     -                    -                   -

       -                8,408,425         14,513,195            26,619,814           (5,226,529)         77,108,397
-------------------------------------------------------------------------------------------------------------------
       -                1,610,673         11,211,791           (11,664,406)         (31,250,295)         48,802,291
-------------------------------------------------------------------------------------------------------------------
$  5,409              $14,179,742        $14,991,373          $ (2,472,404)        $(23,227,554)       $ 50,312,317
===================================================================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           MID CAP              MID CAP        SMALL CAP
                                                                        VALUE FUND          GROWTH FUND       VALUE FUND
========================================================================================================================
INVESTMENT INCOME:
   Interest                                                          $     13,653          $     15,122        $     666
   Dividends
      Unaffiliated issuers                                              1,896,534               613,098           60,652
      Affiliated issuers(2)                                                     -                     -                -
      Less: Foreign taxes withheld                                              -                  (314)               -
                                                                     ---------------------------------------------------
         Total investment income                                        1,910,187               627,906           61,318
                                                                     ---------------------------------------------------
EXPENSES:
   Management fees                                                        736,009               741,741           31,239
   Trustees' fees                                                           2,999                 3,556              116
   Audit fees                                                               6,091                 7,204              234
   Distribution fees - Class II(3)                                             79                    48               19
   Compliance expense                                                       3,469                 4,040              134
                                                                     ---------------------------------------------------
         Total expenses                                                   748,647               756,589           31,742
                                                                     ---------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            1,161,540              (128,683)          29,576
                                                                     ---------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments (including net realized
      gain (loss) on foreign currency related transactions)
      Unaffiliated issuers                                            (30,791,285)          (62,010,189)        (547,954)
      Affiliated issuers(2)                                                     -                     -                -
   Capital gain distributions received from underlying funds
      Unaffiliated issuers                                                      -                     -                -
   Net change in unrealized appreciation (depreciation) on
      investments (including net unrealized appreciation
      (depreciation) on foreign currency related transactions)(1)      34,620,518            97,040,043          693,149
                                                                     ---------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                  3,829,233            35,029,854          145,195
                                                                     ---------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $  4,990,773          $ 34,901,171        $ 174,771
                                                                     ===================================================

-------------------------------------------------
(1) Net of deferred foreign capital gains taxes of $1,827 for the International Stock Fund.
(2) See Note 10 for information on affiliated issuers. (3) Class II shares commenced investment operations on May 1, 2009.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
76

================================================================================

--------------------------------------------------------------------------------

                           GLOBAL                                  TARGET             TARGET          TARGET
  SMALL CAP            SECURITIES       INTERNATIONAL          RETIREMENT         RETIREMENT      RETIREMENT
GROWTH FUND                  FUND          STOCK FUND           2020 FUND          2030 FUND       2040 FUND
============================================================================================================
$     224             $       930        $     7,331          $       27           $       32     $       42

   18,609                 658,137          1,825,066              39,607               20,179         15,060
        -                       -                  -              51,526               40,972          5,868
        -                 (37,976)          (188,152)                  -                    -              -
------------------------------------------------------------------------------------------------------------
   18,833                 621,091          1,644,245              91,160               61,183         20,970
------------------------------------------------------------------------------------------------------------

   20,664                 123,554            400,641              20,213               19,631         16,347
       77                     530              1,361                 206                  200            167
      155                   1,076              2,760                 416                  403            336
        1                      23                107                   -                    1              -
       92                     613              1,565                 233                  226            183
------------------------------------------------------------------------------------------------------------
   20,989                 125,796            406,434              21,068               20,461         17,033
------------------------------------------------------------------------------------------------------------
   (2,156)                495,295          1,237,811              70,092               40,722          3,937
------------------------------------------------------------------------------------------------------------

 (933,722)             (6,028,727)        (9,611,699)           (181,945)            (120,002)       (67,957)
        -                       -                  -             (78,841)             (32,756)       (23,240)

        -                       -                  -                 897                  581              -

  943,765               5,254,078         12,352,909           1,262,189            1,311,681      1,134,443
------------------------------------------------------------------------------------------------------------
   10,043                (774,649)         2,741,210           1,002,300            1,159,504      1,043,246
------------------------------------------------------------------------------------------------------------
$   7,887             $  (279,354)       $ 3,979,021          $1,072,392           $1,200,226     $1,047,183
============================================================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              CONSERVATIVE                               MODERATE
                                                             ALLOCATION FUND                          ALLOCATION FUND
                                                      ================================        ===============================
                                                        SIX MONTHS                              SIX MONTHS
                                                          ENDED              FOR THE              ENDED              FOR THE
                                                          6/30/09           YEAR ENDED           6/30/09            YEAR ENDED
                                                        (UNAUDITED) 12/31/08
(UNAUDITED) 12/31/08
================================================================================================================================
NET ASSETS AT BEGINNING OF PERIOD                     $116,678,068         $ 66,747,325       $243,761,079        $218,280,994
                                                      ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
   Net investment income                                 1,821,339            3,618,523          2,230,936           5,594,298
   Net realized gain (loss)                             (6,750,218)          (4,664,913)        (9,682,270)        (31,179,507)
   Net change in unrealized appreciation
      (depreciation)                                    12,213,928          (20,937,322)        22,935,228         (68,550,378)
                                                      ------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations                                         7,285,049          (21,983,712)        15,483,894         (94,135,587)
                                                      ------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class I                                           (1,366,028)          (3,634,290)        (1,800,414)         (5,366,853)
   Net realized gains
      Class I                                                    -           (1,067,962)                -           (4,983,537)
                                                      ------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     (1,366,028)          (4,702,252)        (1,800,414)        (10,350,390)
CAPITAL STOCK TRANSACTIONS:
   CLASS I SHARES
   Shares sold                                          25,194,603           84,012,864         29,262,603         129,854,947
   Issued to shareholders in reinvestment of
      distributions                                      1,366,028            4,702,252          1,800,414          10,350,390
   Shares redeemed                                      (5,533,691)         (12,098,409)        (8,126,430)        (10,239,275)
                                                      ------------------------------------------------------------------------
   Net increase (decrease) from capital stock
      transactions                                      21,026,940           76,616,707         22,936,587         129,966,062
                                                      ------------------------------------------------------------------------

   CLASS II SHARES(1):
   Shares sold                                           2,085,628                    -          3,816,712                   -
   Issued to shareholders in reinvestment of
      distributions                                              -                    -                  -                   -
   Shares redeemed                                        (167,363)                   -         (1,272,489)                  -
                                                      ------------------------------------------------------------------------
   Net increase from capital stock transactions          1,918,265                    -          2,544,223                   -
                                                      ------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 28,864,226           49,930,743         39,164,290          25,480,085
                                                      ------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                           $145,542,294         $116,678,068       $282,925,369        $243,761,079
                                                      ========================================================================
   Undistributed (distributions in excess of)
      net investment income                           $    695,799         $    240,488       $    822,244        $    391,722
                                                      ========================================================================
CAPITAL SHARE TRANSACTIONS:
   CLASS I SHARES
   Shares sold                                           3,009,104            8,261,031          3,969,817          12,933,160
   Issued to shareholders in reinvestment of
      distributions                                        160,675              531,666            238,573           1,184,768
   Shares redeemed                                        (669,972)          (1,231,070)        (1,148,203)         (1,144,403)
                                                      ------------------------------------------------------------------------
   Net increase (decrease) from capital share
      transactions                                       2,499,807            7,561,627          3,060,187          12,973,525
                                                      ------------------------------------------------------------------------
   CLASS II SHARES(1):
   Shares sold                                             238,420                    -            485,210                   -
   Issued to shareholders in reinvestment of
      distributions                                              -                    -                  -                   -
   Shares redeemed                                         (19,188)                   -           (159,552)                  -
                                                      ------------------------------------------------------------------------
   Net increase from capital share transactions            219,232                    -            325,658                   -
                                                      ========================================================================

------------------------------------------------------
(1) Class II shares commenced investment operations on May 1, 2009.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
78

================================================================================

--------------------------------------------------------------------------------

          AGGRESSIVE
       ALLOCATION FUND                            MONEY MARKET FUND                              BOND FUND
===============================           ===================================        ================================
 SIX MONTHS                                 SIX MONTHS                                 SIX MONTHS
   ENDED            FOR THE                   ENDED                FOR THE               ENDED              FOR THE
  6/30/09         YEAR ENDED                  6/30/09             YEAR ENDED            6/30/09           YEAR ENDED
(UNAUDITED)        12/31/08                 (UNAUDITED)            12/31/08           (UNAUDITED)          12/31/08
=====================================================================================================================
$69,616,011        $ 68,119,997           $159,348,665           $111,332,534        $572,562,403       $646,233,453
--------------------------------------------------------------------------------------------------------------------

    218,348             737,299                  5,409              2,016,801          12,569,069         29,819,947
   (756,208)        (12,776,327)                     -                 19,466          (6,797,752)           772,456
  7,306,084         (29,087,936)                     -                      -           8,408,425        (14,489,323)
--------------------------------------------------------------------------------------------------------------------
  6,768,224         (41,126,964)                 5,409              2,036,267          14,179,742         16,103,080
--------------------------------------------------------------------------------------------------------------------

   (191,367)           (668,223)                (5,409)            (2,036,267)         (9,196,045)       (29,315,915)

          -          (2,705,263)                     -                      -                   -                  -
--------------------------------------------------------------------------------------------------------------------
   (191,367)         (3,373,486)                (5,409)            (2,036,267)         (9,196,045)       (29,315,915)

 15,920,326          47,294,376             12,819,647            108,119,221          21,412,583         38,082,556
    191,367           3,373,486                  5,409              2,036,267           9,196,045         29,315,915
 (1,597,069)         (4,671,398)           (56,333,343)           (62,139,357)        (77,880,249)      (127,856,686)
--------------------------------------------------------------------------------------------------------------------
 14,514,624          45,996,464            (43,508,287)            48,016,131         (47,271,621)       (60,458,215)
--------------------------------------------------------------------------------------------------------------------

     73,876                   -                 80,036                      -           1,601,348                  -
          -                   -                      -                      -                   -                  -
        (15)                  -                (78,986)                     -             (11,370)                 -
--------------------------------------------------------------------------------------------------------------------
     73,861                   -                  1,050                      -           1,589,978                  -
--------------------------------------------------------------------------------------------------------------------
 21,165,342           1,496,014            (43,507,237)            48,016,131         (40,697,946)       (73,671,050)
--------------------------------------------------------------------------------------------------------------------
$90,781,353        $ 69,616,011           $115,841,428           $159,348,665        $531,864,457       $572,562,403
====================================================================================================================

$    96,057        $     69,076           $          -           $          -        $  3,928,272       $    555,248
====================================================================================================================

  2,487,948           4,898,248             12,819,647            108,119,221           2,151,422          3,694,547
     28,682             353,586                  5,409              2,036,267             932,697          2,939,189
   (265,587)           (527,898)           (56,333,343)           (62,139,357)         (7,840,678)       (12,480,000)
--------------------------------------------------------------------------------------------------------------------
  2,251,043           4,723,936            (43,508,287)            48,016,131          (4,756,559)        (5,846,264)
--------------------------------------------------------------------------------------------------------------------

    10,570                    -                 80,036                      -             161,616                  -
         -                    -                      -                      -                   -                  -
        (2)                   -                (78,986)                     -              (1,141)                 -
--------------------------------------------------------------------------------------------------------------------
    10,568                    -                  1,050                      -             160,475                  -
====================================================================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              HIGH INCOME FUND                    DIVERSIFIED INCOME FUND
                                                      ================================        ================================
                                                        SIX MONTHS                              SIX MONTHS
                                                          ENDED              FOR THE              ENDED              FOR THE
                                                         6/30/09            YEAR ENDED           6/30/09           YEAR ENDED
                                                       (UNAUDITED)           12/31/08          (UNAUDITED)          12/31/08
==============================================================================================================================
NET ASSETS AT BEGINNING OF PERIOD                     $90,728,399         $135,044,915        $438,046,968       $ 637,606,291
                                                      ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
   Net investment income                                3,779,582            8,590,695           9,192,002          23,476,423
   Net realized loss                                   (3,301,404)         (11,911,310)        (38,284,220)        (17,051,142)
   Net change in unrealized
      appreciation (depreciation)                      14,513,195          (14,023,592)         26,619,814         (82,034,000)
                                                      ------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                                  14,991,373          (17,344,207)         (2,472,404)        (75,608,719)
                                                      ------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class I                                          (2,678,684)          (9,037,895)         (6,397,258)        (23,213,706)
   Net realized gains
      Class I                                                   -                    -                   -            (534,313)
                                                      ------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                    (2,678,684)          (9,037,895)         (6,397,258)        (23,748,019)
CAPITAL STOCK TRANSACTIONS:
   CLASS I SHARES
   Shares sold                                          3,100,257            3,099,561           5,104,673           5,937,046
   Issued to shareholders in reinvestment
      of distributions                                  2,678,684            9,037,895           6,397,258          23,748,019
   Shares redeemed                                     (9,912,055)         (30,071,870)        (40,409,393)       (129,887,650)
                                                      ------------------------------------------------------------------------
   Net decrease from capital stock transactions        (4,133,114)         (17,934,414)        (28,907,462)       (100,202,585)
                                                      ------------------------------------------------------------------------
   CLASS II SHARES(1):
   Shares sold                                            246,121                    -           1,241,977                   -
   Issued to shareholders in reinvestment
      of distributions                                          -                    -                   -                   -
  Shares redeemed                                          (3,009)                   -             (46,735)                  -
                                                      ------------------------------------------------------------------------
  Net increase from capital stock transactions            243,112                    -           1,195,242                   -
                                                      ------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 8,422,687          (44,316,516)        (36,581,882)       (199,559,323)
                                                      ------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                           $99,151,086         $ 90,728,399        $401,465,086       $ 438,046,968
                                                      ========================================================================
  Undistributed (distributions in excess of)
      net investment income                           $ 1,258,370         $    157,472        $  3,103,358       $     308,614
                                                      ========================================================================
CAPITAL SHARE TRANSACTIONS:
   CLASS I SHARES
   Shares sold                                            389,321              377,537             372,648             360,534
   Issued to shareholders in reinvestment
      of distributions                                    333,480            1,219,447             470,133           1,641,275
   Shares redeemed                                     (1,250,147)          (3,386,525)         (2,958,518)         (7,897,382)
                                                      ------------------------------------------------------------------------
   Net decrease from capital share transactions          (527,346)          (1,789,541)         (2,115,737)         (5,895,573)
                                                      ------------------------------------------------------------------------
   CLASS II SHARES(1):
   Shares sold                                             29,603                    -              88,358                   -
   Issued to shareholders in reinvestment
      of distributions                                          -                    -                   -                   -
   Shares redeemed                                           (368)                   -              (3,292)                  -
                                                      ------------------------------------------------------------------------
   Net increase from capital share transactions            29,235                    -              85,066                   -
                                                      ========================================================================

------------------------------------------------------
(1) Class II shares commenced investment operations on May 1, 2009.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
80

================================================================================

--------------------------------------------------------------------------------

      LARGE CAP VALUE FUND                        LARGE CAP GROWTH FUND                        MID CAP VALUE FUND
==================================           ===================================        ================================
  SIX MONTHS                                   SIX MONTHS                                 SIX MONTHS
    ENDED                 FOR THE                ENDED                  FOR THE             ENDED              FOR THE
   6/30/09              YEAR ENDED              6/30/09               YEAR ENDED           6/30/09            YEAR ENDED
 (UNAUDITED)             12/31/08             (UNAUDITED)              12/31/08           (UNAUDITED)          12/31/08
========================================================================================================================
$609,443,601        $1,229,433,349           $352,473,289           $ 665,239,561       $157,948,916       $ 317,338,350
------------------------------------------------------------------------------------------------------------------------

   8,022,741            22,073,694              1,510,026               3,342,922          1,161,540           3,904,573
 (26,023,766)          (99,539,308)           (28,306,106)            (86,382,103)       (30,791,285)        (43,084,929)

  (5,226,529)         (312,297,708)            77,108,397            (151,997,328)        34,620,518         (67,225,588)
------------------------------------------------------------------------------------------------------------------------

 (23,227,554)         (389,763,322)            50,312,317            (235,036,509)         4,990,773        (106,405,944)
------------------------------------------------------------------------------------------------------------------------

  (6,300,982)          (21,524,382)              (943,450)             (3,336,233)          (690,475)         (3,619,123)

           -              (840,025)                     -              (1,186,434)                 -            (403,215)
------------------------------------------------------------------------------------------------------------------------
  (6,300,982)          (22,364,407)              (943,450)             (4,522,667)          (690,475)         (4,022,338)

  12,934,717            15,895,797             12,422,492              47,534,033          7,545,380          10,959,054

   6,300,982            22,364,407                943,450               4,522,667            690,475           4,022,338
 (34,618,898)         (246,122,223)           (20,605,076)           (125,263,796)       (10,332,829)        (63,942,544)
------------------------------------------------------------------------------------------------------------------------
 (15,383,199)         (207,862,019)            (7,239,134)            (73,207,096)        (2,096,974)        (48,961,152)
------------------------------------------------------------------------------------------------------------------------

     535,723                     -                918,601                       -            459,009                   -

           -                     -                      -                       -                  -                   -
      (3,300)                    -                 (3,746)                      -             (1,867)                  -
------------------------------------------------------------------------------------------------------------------------
     532,423                     -                914,855                       -            457,142                   -
------------------------------------------------------------------------------------------------------------------------
 (44,379,312)         (619,989,748)            43,044,588            (312,766,272)         2,660,466        (159,389,434)
------------------------------------------------------------------------------------------------------------------------
$565,064,289        $  609,443,601           $395,517,877           $ 352,473,289       $160,609,382       $ 157,948,916
========================================================================================================================

$  2,084,225        $      362,466           $    596,480           $      29,904       $    483,233       $      12,168
========================================================================================================================

     743,042               685,787                827,956               2,377,672            818,954             871,303

     364,743             1,150,037                 60,896                 284,492             74,179             403,077
  (2,036,527)           (9,493,310)            (1,418,315)             (6,834,822)        (1,172,662)         (5,364,886)
------------------------------------------------------------------------------------------------------------------------
    (928,742)           (7,657,486)              (529,463)             (4,172,658)          (279,529)         (4,090,506)
------------------------------------------------------------------------------------------------------------------------

      28,585                     -                 55,716                       -             46,622                   -

           -                     -                      -                       -                  -                   -
        (182)                    -                   (225)                      -               (190)                  -
------------------------------------------------------------------------------------------------------------------------
      28,403                     -                 55,491                       -             46,432                   -
========================================================================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            MID CAP GROWTH FUND                    SMALL CAP VALUE FUND
                                                      ================================        ==============================
                                                        SIX MONTHS                             SIX MONTHS
                                                          ENDED             FOR THE              ENDED            FOR THE
                                                         6/30/09           YEAR ENDED           6/30/09          YEAR ENDED
                                                       (UNAUDITED)          12/31/08          (UNAUDITED)         12/31/08
============================================================================================================================
NET ASSETS AT BEGINNING OF PERIOD                     $166,464,913        $ 367,318,262        $5,985,697       $ 5,623,660
                                                      ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)                           (128,683)             247,666            29,576            63,947
   Net realized loss                                   (62,010,189)         (62,918,236)         (547,954)         (391,085)
   Net change in unrealized appreciation
      (depreciation)                                    97,040,043          (97,671,167)          693,149        (1,521,635)
                                                      ----------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                                   34,901,171         (160,341,737)          174,771        (1,848,773)
                                                      ----------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class I                                               (5,837)            (241,829)          (15,858)          (58,710)
   Net realized gains
      Class I                                                    -           (3,840,199)                -            (1,246)
                                                      ----------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         (5,837)          (4,082,028)          (15,858)          (59,956)
CAPITAL STOCK TRANSACTIONS:
   CLASS I SHARES
   Shares sold                                          10,525,331           11,326,492           619,551         2,761,819
   Issued to shareholders in reinvestment
      of distributions                                       5,837            4,082,028            15,858            59,956
   Shares redeemed                                      (8,908,465)         (51,838,104)         (345,229)         (551,009)
                                                      ----------------------------------------------------------------------
   Net increase (decrease) from capital
      stock transactions                                 1,622,703          (36,429,584)          290,180         2,270,766
                                                      ----------------------------------------------------------------------
   CLASS II SHARES(1):
   Shares sold                                             289,093                    -           130,438                 -
   Issued to shareholders in reinvestment                        -                    -                 -                 -
   of distributions
   Shares redeemed                                            (539)                   -               (21)                -
                                                      ----------------------------------------------------------------------
   Net increase from capital stock transactions            288,554                    -           130,417                 -
                                                      ----------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 36,806,591         (200,853,349)          579,510           362,037
                                                      ----------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                           $203,271,504        $ 166,464,913        $6,565,207       $ 5,985,697
                                                      ======================================================================
   Undistributed (distributions in excess of)
      net investment income                           $   (128,683)       $       5,837        $   13,718       $         -
                                                      ======================================================================
CAPITAL SHARE TRANSACTIONS:
   CLASS I SHARES
   Shares sold                                           3,257,990            2,778,937           105,137           345,858
   Issued to shareholders in reinvestment
      of distributions                                       1,753              780,262             2,521             9,415
   Shares redeemed                                      (2,916,495)         (12,214,832)          (59,838)          (72,967)
                                                      ----------------------------------------------------------------------
   Net increase (decrease) from capital
      share transactions                                   343,248           (8,655,633)           47,820           282,306
                                                      ----------------------------------------------------------------------
   CLASS II SHARES(1):
   Shares sold                                              78,124                    -            19,444                 -
   Issued to shareholders in reinvestment
      of distributions                                           -                    -                 -                 -
   Shares redeemed                                            (148)                   -                (3)                -
                                                      ----------------------------------------------------------------------
   Net increase from capital share transactions             77,976                    -            19,441                 -
                                                      ======================================================================

-------------------------------------------------------
(1) Class II shares commenced investment operations on May 1, 2009.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
82

================================================================================

--------------------------------------------------------------------------------

     SMALL CAP GROWTH FUND                     GLOBAL SECURITIES FUND                    INTERNATIONAL STOCK FUND
================================          ================================          ==================================
 SIX MONTHS                               SIX MONTHS                                SIX MONTHS
   ENDED              FOR THE                 ENDED             FOR THE                 ENDED               FOR THE
  6/30/09           YEAR ENDED              6/30/09           YEAR ENDED              6/30/09             YEAR ENDED
(unaudited) 12/31/08 (unaudited) 12/31/08 (unaudited) 12/31/08
======================================================================================================================
$4,043,251         $ 6,033,896           $29,335,724         $ 56,034,069            $72,768,214         $164,151,307
----------------------------------------------------------------------------------------------------------------------
    (2,156)             (8,859)              495,295            1,479,885              1,237,811            3,063,387
  (933,722)         (2,289,210)           (6,028,727)            (244,126)            (9,611,699)         (13,589,243)
   943,765            (826,558)            5,254,078          (21,001,971)            12,352,909          (48,756,010)
----------------------------------------------------------------------------------------------------------------------
     7,887          (3,124,627)             (279,354)         (19,766,212)             3,979,021          (59,281,866)
----------------------------------------------------------------------------------------------------------------------
         -                (559)              (48,913)          (2,174,907)               (83,748)          (2,364,650)
         -                (788)                    -             (667,981)                     -           (6,216,528)
----------------------------------------------------------------------------------------------------------------------
         -              (1,347)              (48,913)          (2,842,888)               (83,748)          (8,581,178)

   295,424           1,984,927               940,192            1,729,364              2,920,946            5,064,766

         -               1,347                48,913            2,842,888                 83,748            8,581,178
  (257,299)           (850,945)           (1,570,843)          (8,661,497)            (5,085,863)         (37,165,993)
----------------------------------------------------------------------------------------------------------------------
    38,125           1,135,329              (581,738)          (4,089,245)            (2,081,169)         (23,520,049)
----------------------------------------------------------------------------------------------------------------------
     3,956                   -               159,947                    -                621,558                    -
         -                   -                     -                    -                      -                    -
         -                   -                   (24)                   -                 (2,730)                   -
----------------------------------------------------------------------------------------------------------------------
     3,956                   -               159,923                    -                618,828                    -
----------------------------------------------------------------------------------------------------------------------
    49,968          (1,990,645)             (750,082)         (26,698,345)             2,432,932          (91,383,093)
----------------------------------------------------------------------------------------------------------------------
$4,093,219         $ 4,043,251           $28,585,642         $ 29,335,724            $75,201,146         $ 72,768,214
======================================================================================================================
$   (2,156)        $         -           $   495,295         $     48,913            $ 1,091,597         $    (62,466)
======================================================================================================================
    55,116             237,028               181,704              216,936                408,358              495,769
         -                 145                 9,556              440,417                 11,998              846,956
   (49,526)           (125,383)             (311,163)          (1,056,000)              (744,025)          (4,010,459)
----------------------------------------------------------------------------------------------------------------------
     5,590             111,790              (119,903)            (398,647)              (323,669)          (2,667,734)
----------------------------------------------------------------------------------------------------------------------
       693                   -                27,726                    -                 78,001                    -
         -                   -                     -                    -                      -                    -
         -                   -                    (4)                   -                   (340)                   -
----------------------------------------------------------------------------------------------------------------------
       693                   -                27,722                    -                 77,661                    -
======================================================================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         TARGET RETIREMENT 2020 FUND           TARGET RETIREMENT 2030 FUND
                                                      ================================        ==============================
                                                        SIX MONTHS                             SIX MONTHS
                                                          ENDED             FOR THE              ENDED            FOR THE
                                                         6/30/09           YEAR ENDED           6/30/09          YEAR ENDED
                                                       (unaudited)          12/31/08          (unaudited)         12/31/08
============================================================================================================================
NET ASSETS AT BEGINNING OF PERIOD                      $ 8,718,521        $ 2,523,992        $ 8,010,286        $ 1,521,478
                                                       ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
   Net investment income                                    70,092            176,516             40,722            138,548
   Net realized loss                                      (259,889)        (1,718,359)          (152,177)        (1,334,542)
   Net change in unrealized appreciation
      (depreciation)                                     1,262,189         (1,774,347)         1,311,681         (2,227,775)
                                                       ---------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                                    1,072,392         (3,316,190)         1,200,226         (3,423,769)
                                                       ---------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class I                                              (52,451)          (211,428)           (57,357)          (139,545)
   Net realized gains
      Class I                                                    -            (35,204)                 -            (25,438)
                                                       ---------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                        (52,451)          (246,632)           (57,357)          (164,983)
CAPITAL STOCK TRANSACTIONS:
   CLASS I SHARES
   Shares sold                                           3,532,278         11,494,999          3,778,386         10,553,873
   Issued to shareholders in reinvestment
      of distributions                                      52,451            246,632             57,357            164,983
   Shares redeemed                                        (422,095)        (1,984,280)          (209,793)          (641,296)
                                                       ---------------------------------------------------------------------
   Net increase from capital stock transactions          3,162,634          9,757,351          3,625,950         10,077,560
                                                       ---------------------------------------------------------------------
   CLASS II SHARES(1):
   Shares sold                                               1,000                  -              1,000                  -
   Issued to shareholders in reinvestment
      of distributions                                           -                  -                  -                  -
   Shares redeemed                                               -                  -                  -                  -
                                                       ---------------------------------------------------------------------
   Net increase from capital stock transactions              1,000                  -              1,000                  -
                                                       ---------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  4,183,575          6,194,529          4,769,819          6,488,808
                                                       ---------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                            $12,902,096        $ 8,718,521        $12,780,105        $ 8,010,286
                                                       =====================================================================
   Undistributed (distributions in excess of)
      net investment income                            $    29,062        $    11,421        $    17,357        $    33,992
                                                       =====================================================================
CAPITAL SHARE TRANSACTIONS:
   CLASS I SHARES
   Shares sold                                             588,436          1,407,757            671,850          1,287,487
   Issued to shareholders in reinvestment
      of distributions                                       8,442             38,543              9,694             26,965
   Shares redeemed                                         (74,090)          (265,109)           (36,682)           (81,180)
                                                       ---------------------------------------------------------------------
   Net increase from capital share transactions            522,788          1,181,191            644,862          1,233,272
                                                       ---------------------------------------------------------------------
   CLASS II SHARES(1):
   Shares sold                                                 160                  -                168                  -
   Issued to shareholders in reinvestment
      of distributions                                           -                  -                  -                  -
   Shares redeemed                                               -                  -                  -                  -
                                                       ---------------------------------------------------------------------
   Net increase from capital share transactions                160                  -                168                  -
                                                       =====================================================================

-------------------------------------------------------
(1) Class II shares commenced investment operations on May 1, 2009.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
84

================================================================================

--------------------------------------------------------------------------------

 TARGET RETIREMENT 2040 FUND
==============================
SIX MONTHS
  ENDED             FOR THE
 6/30/09           YEAR ENDED
(unaudited)         12/31/08
==============================
$ 6,385,244       $ 1,192,945
------------------------------
      3,937            86,355
    (91,197)       (1,413,390)
  1,134,443        (1,630,888)
------------------------------
  1,047,183        (2,957,923)
------------------------------
    (32,782)          (80,259)
          -           (24,465)
------------------------------
    (32,782)         (104,724)
  3,526,992         8,734,729
     32,782           104,724
   (127,547)         (584,507)
------------------------------
  3,432,227         8,254,946
------------------------------
      1,000                 -
          -                 -
          -                 -
------------------------------
      1,000                 -
------------------------------
  4,447,628         5,192,299
------------------------------
$10,832,872       $ 6,385,244
==============================
$     3,065       $    31,910
==============================
    672,792         1,117,010
      5,891            17,272
    (25,633)          (84,076)
------------------------------
    653,050         1,050,206
------------------------------
        179                 -
          -                 -
          -                 -
------------------------------
        179                 -
==============================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                            CONSERVATIVE ALLOCATION FUND
                                                        ======================================================================
                                                        SIX MONTHS
                                                          ENDED           FOR THE YEAR ENDED DECEMBER 31,
                                                         6/30/09          -------------------------------        INCEPTION
                                                        (unaudited)           2008                2007          to 12/31/06(1)
==============================================================================================================================
CLASS I
-------
NET ASSET VALUE at beginning of period                  $   8.48            $  10.77             $ 10.60           $10.00
                                                        ----------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(3)                              0.12                0.35                0.45             0.23
      Net realized and unrealized gain (loss)
         on investments                                     0.32               (2.27)              (0.03)            0.51
                                                        ----------------------------------------------------------------------
         Total from investment operations                   0.44               (1.92)               0.42             0.74
                                                        ----------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income             (0.09)              (0.27)              (0.23)           (0.14)
      Distributions from capital gains                         -               (0.10)              (0.02)               -
                                                        ----------------------------------------------------------------------
         Total distributions                               (0.09)              (0.37)              (0.25)           (0.14)
                                                        ----------------------------------------------------------------------
Net increase (decrease) in net asset value                  0.35               (2.29)               0.17             0.60
                                                        ----------------------------------------------------------------------
NET ASSET VALUE at end of period                        $   8.83            $   8.48             $ 10.77           $10.60
                                                        ======================================================================
TOTAL RETURN(4)                                             5.23%(5)          (17.89)%              3.92%            7.34%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $143,607            $116,678             $66,747           $9,113
Ratio of expenses to average net assets
   Before management fee reduction                          0.32%(6)            0.31%               0.31%            0.34%(6)
   After management fee reduction                           0.32%(6)            0.28%               0.21%            0.24%(6)
Ratio of net investment income to average net assets        2.89%(6)            3.53%               4.12%            4.25%(6)
Portfolio Turnover                                            23%(5)              71%                 28%              24%(5)

                                                         INCEPTION
                                  to 6/30/09(2)
                                   (unaudited)
====================================================================
CLASS II
--------
NET ASSET VALUE at beginning of period                    $ 8.51
                                                          ----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(3)                              0.07
      Net realized and unrealized gain
         (loss) on investments 0.25
                                                          ----------
         Total from investment operations                   0.32
                                                          ----------
Net increase (decrease) in net asset value                  0.32
                                                          ----------
NET ASSET VALUE at end of period                          $ 8.83
                                                          ==========
TOTAL RETURN(4)                                             3.69%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                    $1,935
Ratio of expenses to average net assets                     0.58%(6)
Ratio of net investment income to average net assets        4.48%(6)
Portfolio Turnover                                            23%(5)

-------------------------------------------------
(1) Commenced investment operations June 30, 2006. (2) Commenced investment operations May 1, 2009. (3) Based on average shares outstanding during the year.
(4) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(5) Not annualized. (6) Annualized.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
86

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                               MODERATE ALLOCATION FUND
                                                        ======================================================================
                                                        SIX MONTHS
                                                          ENDED           FOR THE YEAR ENDED DECEMBER 31,
                                                         6/30/09          -------------------------------        INCEPTION
                                                        (unaudited)           2008                2007          to 12/31/06(1)
==============================================================================================================================
CLASS I
-------
NET ASSET VALUE at beginning of period                  $   7.51            $  11.21             $  10.86          $ 10.00
                                                        ----------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(3)                              0.07                0.21                 0.28             0.20
      Net realized and unrealized gain (loss)
         on investments                                     0.37               (3.55)                0.32             0.79
                                                        ----------------------------------------------------------------------
         Total from investment operations                   0.44               (3.34)                0.60             0.99
                                                        ----------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income             (0.05)              (0.17)               (0.19)           (0.13)
      Distributions from capital gains                         -               (0.19)               (0.06)           (0.00)(5)
                                                        ----------------------------------------------------------------------
         Total distributions                               (0.05)              (0.36)               (0.25)           (0.13)
                                                        ----------------------------------------------------------------------
Net increase (decrease) in net asset value                  0.39               (3.70)                0.35             0.86
                                                        ----------------------------------------------------------------------
NET ASSET VALUE at end of period                        $   7.90            $   7.51             $  11.21          $ 10.86
                                                        ======================================================================
TOTAL RETURN(4)                                             5.83%(6)          (30.23)%               5.56%            9.87%(6)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $280,354            $243,761             $218,281          $36,994
Ratio of expenses to average net assets
   Before management fee reduction                          0.32%(7)            0.31%                0.31%            0.34%(7)
   After management fee reduction                           0.32%(7)            0.28%                0.21%            0.24%(7)
Ratio of net investment income to average net assets        1.79%(7)            2.20%                2.45%            3.74%(7)
Portfolio Turnover                                            13%(6)              69%                  29%              23%(6)

                                                         INCEPTION
                                  to 6/30/09(2)
                                   (unaudited)
====================================================================
CLASS II
--------
NET ASSET VALUE at beginning of period                    $ 7.56
                                                          ----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(3)                              0.03
      Net realized and unrealized gain (loss)
         on investments                                     0.30
                                                          ----------
         Total from investment operations                   0.33
                                                          ----------
Net increase (decrease) in net asset value                  0.33
                                                          ----------
NET ASSET VALUE at end of period                          $ 7.89
                                                          ==========
TOTAL RETURN(4)                                             4.39%(6)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                    $2,571
Ratio of expenses to average net assets                     0.57%(7)
Ratio of net investment income to average net assets        2.42%(7)
Portfolio Turnover                                            13%(6)

-------------------------------------------------
(1) Commenced investment operations June 30, 2006. (2) Commenced investment operations May 1, 2009. (3) Based on average shares outstanding during the year.
(4) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(5) Amount represents less than $0.005 per share. (6) Not annualized. (7) Annualized.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                             AGGRESSIVE ALLOCATION FUND
                                                        =======================================================================
                                                        SIX MONTHS
                                                          ENDED           FOR THE YEAR ENDED DECEMBER 31,
                                                         6/30/09          -------------------------------          INCEPTION
                                                        (unaudited)           2008                2007           to 12/31/06(1)
===============================================================================================================================
CLASS I
-------
NET ASSET VALUE at beginning of period                    $  6.57            $ 11.61             $ 11.10            $ 10.00
                                                          ---------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(3)                               0.02               0.09                0.09               0.15
      Net realized and unrealized gain (loss)
         on investments                                      0.49              (4.74)               0.77               1.10
                                                          ---------------------------------------------------------------------
         Total from investment operations                    0.51              (4.65)               0.86               1.25
                                                          ---------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income              (0.02)             (0.06)              (0.14)             (0.15)
      Distributions from capital gains                          -              (0.33)              (0.21)                 -
                                                          ---------------------------------------------------------------------
         Total distributions                                (0.02)             (0.39)              (0.35)             (0.15)
                                                          ---------------------------------------------------------------------
Net increase (decrease) in net asset value                   0.49              (5.04)               0.51               1.10
                                                          ---------------------------------------------------------------------
NET ASSET VALUE at end of period                          $  7.06            $  6.57             $ 11.61            $ 11.10
                                                          =====================================================================
TOTAL RETURN(4)                                              7.71%(5)         (41.09)%              7.69%             12.49%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                    $90,707            $69,616             $68,120            $21,547
Ratio of expenses to average net assets
   Before management fee reduction                           0.32%(6)           0.31%               0.31%              0.33%(6)
   After management fee reduction                            0.32%(6)           0.28%               0.21%              0.23%(6)
Ratio of net investment income to average net assets         0.58%(6)           0.94%               0.79%              2.71%(6)
Portfolio Turnover                                              1%(5)             67%                 46%                21%(5)

                                                         INCEPTION
                                  to 6/30/09(2)
                                   (unaudited)
====================================================================
CLASS II
--------
NET ASSET VALUE at beginning of period                     $6.69
                                                           ---------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(3)                              0.01
      Net realized and unrealized gain (loss)
         on investments                                     0.36
                                                           ---------
         Total from investment operations                   0.37
                                                           ---------
Net increase (decrease) in net asset value                  0.37
                                                           ---------
NET ASSET VALUE at end of period                           $7.06
                                                           =========
TOTAL RETURN(4)                                             5.47%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                     $  74
Ratio of expenses to average net assets                     0.57%(6)
Ratio of net investment income to average net assets        1.04%(6)
Portfolio Turnover                                             1%(5)

-------------------------------------------------
(1) Commenced investment operations June 30, 2006. (2) Commenced investment operations May 1, 2009. (3) Based on average shares outstanding during the year.
(4) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(5) Not annualized. (6) Annualized.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
88

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                  MONEY MARKET FUND
                                                 ----------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                       FOR THE YEAR ENDED DECEMBER 31,
                                                   6/30/09         ----------------------------------------------------------------
                                                 (unaudited)         2008          2007          2006          2005       2004
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
-------
NET ASSET VALUE at beginning of period           $   1.00          $   1.00      $   1.00      $   1.00      $  1.00    $   1.00
                                                 ----------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(2)                       0.00(4)           0.02          0.05          0.04         0.03        0.01
      Net realized and unrealized gain (loss)
         on investments                                 -              0.00(4)       0.00(4)       0.00(4)         -        0.00(4)
                                                 ----------------------------------------------------------------------------------
         Total from investment operations            0.00              0.02          0.05          0.04         0.03        0.01
                                                 ----------------------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income      (0.00)(4)         (0.02)        (0.05)        (0.04)       (0.03)      (0.01)
                                                 ----------------------------------------------------------------------------------
Net increase (decrease) in net asset value              -                 -             -             -            -           -
                                                 ----------------------------------------------------------------------------------
NET ASSET VALUE at end of period                 $   1.00          $   1.00      $   1.00      $   1.00      $  1.00    $   1.00
                                                 ==================================================================================
TOTAL RETURN(3)                                      0.00%(5)          1.75%         4.71%         4.54%        2.78%       0.92%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)           $115,840          $159,349      $111,333      $100,462      $94,637    $129,004
Ratio of expenses to average net assets
   Before waiver of expenses by Adviser              0.47%(6)          0.47%         0.46%         0.46%        0.46%       0.45%
   After waiver of expenses by Adviser               0.34%(6),(7)      0.47%         0.46%         0.46%        0.46%       0.45%
Ratio of net investment income to average
   net assets                                        0.01%(6)          1.67%         4.58%         4.42%        2.73%       0.90%

                                                          INCEPTION
                                  to 6/30/09(1)
                                   (unaudited)
=====================================================================
CLASS II
--------
NET ASSET VALUE at beginning of period                      $1.00
                                                            ---------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(2)                                  -
      Net realized and unrealized gain (loss)
         on investments                                         -
                                                            ---------
         Total from investment operations                       -
                                                            ---------
LESS DISTRIBUTIONS:
   Distributions from net investment income                     -
   Distributions from capital gains                             -
                                                            ---------
         Total distributions                                    -
                                                            ---------
Net increase (decrease) in net asset value                      -
                                                            ---------
NET ASSET VALUE at end of period                            $1.00
                                                            =========
TOTAL RETURN(3)                                              0.00%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                      $   1
Ratio of expenses to average net assets
   Before waiver of expenses by Adviser                      0.71%(6)
   After waiver of expenses by Adviser                       0.30%(6),(7)
Ratio of net investment income to average net assets         0.00%(6)

------------------------------------------------
(1) Commenced investment operations May 1, 2009. (2) Based on average shares outstanding during the year.
(3) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(4) Amount represents less than $0.005 per share. (5) Not annualized. (6) Annualized.
(7) Amount includes fees waived by the adviser and distributor (see Note 3)

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                     BOND FUND
                                                 -----------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                     FOR THE YEAR ENDED DECEMBER 31,
                                                   6/30/09       -------------------------------------------------------------
                                                 (unaudited)       2008         2007         2006         2005      2004
------------------------------------------------------------------------------------------------------------------------------
CLASS I
-------
NET ASSET VALUE at beginning of period           $   9.94        $  10.19     $  10.11     $  10.17     $  10.34     $  10.43
                                                 ----------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(2)                       0.23            0.50         0.49         0.47         0.42         0.42
      Net realized and unrealized gain (loss)
         on investments                              0.04           (0.21)        0.02        (0.06)       (0.16)       (0.07)
                                                 ----------------------------------------------------------------------------
         Total from investment operations            0.27            0.29         0.51         0.41         0.26         0.35
                                                 ----------------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income      (0.17)          (0.54)       (0.43)       (0.47)       (0.43)       (0.44)
                                                 ----------------------------------------------------------------------------
Net increase (decrease) in net asset value           0.10           (0.25)        0.08        (0.06)       (0.17)       (0.09)
                                                 ----------------------------------------------------------------------------
NET ASSET VALUE at end of period                 $  10.04        $   9.94     $  10.19     $  10.11     $  10.17     $  10.34
                                                 =============================================================================
TOTAL RETURN(3)                                      2.67%(4)        2.86%        5.05%        4.01%        2.51%        3.36%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)           $530,254        $572,562     $646,233     $659,273     $623,976     $574,156
Ratio of expenses to average net assets              0.57%(5)        0.56%        0.56%        0.56%        0.56%        0.55%
Ratio of net investment income to average
   net assets                                        4.57%(5)        4.84%        4.81%        4.54%        4.06%        4.02%
Portfolio Turnover                                     18%(4)          12%          29%          27%          51%          67%

                                                        INCEPTION
                                  to 6/30/09(1)
                                   (unaudited)
===================================================================
Class II
--------
NET ASSET VALUE at beginning of period                   $ 9.85
                                                         ----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(2)                             0.07
      Net realized and unrealized gain (loss)
         on investments                                    0.11
                                                         ----------
         Total from investment operations                  0.18
                                                         ----------
Net increase (decrease) in net asset value                 0.18
                                                         ----------
NET ASSET VALUE at end of period                         $10.03
                                                         ==========
TOTAL RETURN(3)                                            1.88%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                   $1,610
Ratio of expenses to average net assets                    0.82%(5)
Ratio of net investment income to average net assets       4.44%(5)
Portfolio Turnover                                           18%(4)

------------------------------------------------
(1) Commenced investment operations May 1, 2009. (2) Based on average shares outstanding during the year.
(3) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(4) Not annualized. (5) Annualized.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
90

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                HIGH INCOME FUND
                                                 -----------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                     FOR THE YEAR ENDED DECEMBER 31,
                                                   6/30/09      ---------------------------------------------------------------
                                                 (unaudited)      2008        2007           2006        2005        2004
-------------------------------------------------------------------------------------------------------------------------------
CLASS I
-------
NET ASSET VALUE at beginning of period           $  7.34        $  9.54     $  10.16       $  10.01    $  10.40       $  10.16
                                                 ------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(2)                      0.32           0.67         0.76           0.74        0.68           0.74
      Net realized and unrealized gain (loss)
         on investments                             0.93          (2.07)       (0.53)          0.16       (0.42)          0.16
                                                 ------------------------------------------------------------------------------
         Total from investment operations           1.25          (1.40)        0.23           0.90        0.26           0.90
                                                 ------------------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income     (0.23)         (0.80)       (0.85)         (0.74)      (0.65)         (0.66)
      Distributions from capital gains                 -              -        (0.00)(4)      (0.01)          -              -
                                                 ------------------------------------------------------------------------------
         Total distributions                       (0.23)         (0.80)       (0.85)         (0.75)      (0.65)         (0.66)
                                                 ------------------------------------------------------------------------------
Net increase (decrease) in net asset value          1.02          (2.20)       (0.62)          0.15       (0.39)          0.24
                                                 ------------------------------------------------------------------------------
NET ASSET VALUE at end of period                 $  8.36        $  7.34     $   9.54       $  10.16    $  10.01       $  10.40
                                                 ==============================================================================
TOTAL RETURN(3)                                    17.10%(5)     (14.74)%       2.29%          9.03%       2.51%          8.92%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)           $98,907        $90,728     $135,045       $153,528    $134,032       $118,318
Ratio of expenses to average net assets             0.77%(6)       0.76%        0.76%          0.77%       0.76%          0.76%
Ratio of net investment income to average
   net assets                                       7.94%(6)       7.42%        7.27%          7.12%       6.47%          7.08%
Portfolio Turnover                                    33%(5)         45%          73%            64%         86%(7)         58%

                                                         INCEPTION
                                  to 6/30/09(1)
                                   (unaudited)
====================================================================
CLASS II
--------
NET ASSET VALUE at beginning of period                     $8.14
                                                           ---------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(2)                              0.11
      Net realized and unrealized gain (loss)
         on investments                                     0.10
                                                           ---------
         Total from investment operations                   0.21
                                                           ---------
Net increase (decrease) in net asset value                  0.21
                                                           ---------
NET ASSET VALUE at end of period                           $8.35
                                                           =========
TOTAL RETURN(3)                                             2.58%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                     $ 244
Ratio of expenses to average net assets                     1.02%(6)
Ratio of net investment income to average net assets        7.83%(6)
Portfolio Turnover                                            33%(5)

------------------------------------------------
(1) Commenced investment operations May 1, 2009. (2) Based on average shares outstanding during the year.
(3) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(4) Amount represents less than $0.005 per share. (5) Not annualized. (6) Annualized.
(7) Subadviser change February 28, 2005.

-------------------------------------------------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
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--------------------------------------------------------------------------------

                                                                              DIVERSIFIED INCOME FUND
                                                 -----------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                     FOR THE YEAR ENDED DECEMBER 31,
                                                   6/30/09      --------------------------------------------------------------
                                                 (unaudited)      2008         2007        2006           2005          2004
-------------------------------------------------------------------------------------------------------------------------------
CLASS I
-------
NET ASSET VALUE at beginning of period           $  14.46        $  17.62     $  18.46    $  19.40       $  19.11     $  18.04
                                                 ------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(2)                       0.32            0.72         0.79        0.49           0.42         0.43
      Net realized and unrealized gain (loss)
         on investments                             (0.35)          (3.05)       (0.32)       1.45           0.32         1.08
                                                 ------------------------------------------------------------------------------
         Total from investment operations           (0.03)          (2.33)        0.47        1.94           0.74         1.51
                                                 ------------------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income      (0.23)          (0.81)       (0.80)      (0.55)         (0.45)       (0.44)
      Distributions from capital gains                  -           (0.02)       (0.51)      (2.33)             -            -
                                                 ------------------------------------------------------------------------------
         Total distributions                        (0.23)          (0.83)       (1.31)      (2.88)         (0.45)       (0.44)
                                                 ------------------------------------------------------------------------------
Net increase (decrease) in net asset value          (0.26)          (3.16)       (0.84)      (0.94)          0.29         1.07
                                                 ------------------------------------------------------------------------------
NET ASSET VALUE at end of period                 $  14.20        $  14.46     $  17.62    $  18.46       $  19.40     $  19.11
                                                 ==============================================================================
TOTAL RETURN(3)                                     (0.12)%(5)     (13.25)%       2.51%       9.98%(4)       3.89%        8.34%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)           $400,257        $438,047     $637,606    $735,881       $785,301     $785,856
Ratio of expenses to average net assets              0.72%(6)        0.71%        0.71%       0.71%          0.71%        0.70%
Ratio of net investment income to average
   net assets                                        4.64%(6)        4.37%        4.21%       2.52%          2.18%        2.34%
Portfolio Turnover                                     16%(5)          14%          41%         62%            52%          38%

                                                          INCEPTION
                                  to 6/30/09(1)
                                   (unaudited)
=====================================================================
CLASS II
--------
NET ASSET VALUE at beginning of period                     $13.74
                                                           ----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(2)                               0.09
      Net realized and unrealized gain (loss)
         on investments                                      0.37
                                                           ----------
         Total from investment operations                    0.46
                                                           ----------
Net increase (decrease) in net asset value                   0.46
                                                           ----------
NET ASSET VALUE at end of period                           $14.20
                                                           ==========
TOTAL RETURN(3)                                              3.33%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                     $1,208
Ratio of expenses to average net assets                      0.96%(6)
Ratio of net investment income to average net assets         3.90%(6)
Portfolio Turnover                                             16%(5)

------------------------------------------------
(1) Commenced investment operations May 1, 2009. (2) Based on average shares outstanding during the year.
(3) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(4) In 2006, 0.01% of the Fund's total return consisted of a voluntary reimbursement by the Adviser for a realized investment loss. Excluding this reimbursement, the total return would have been 9.97%.
(5) Not annualized. (6) Annualized.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
92

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                             LARGE CAP VALUE FUND
                                                 ----------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                     FOR THE YEAR ENDED DECEMBER 31,
                                                   6/30/09      -------------------------------------------------------------------
                                                 (unaudited)       2008          2007         2006           2005          2004
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
-------
NET ASSET VALUE at beginning of period           $  19.42        $  31.49     $    35.14    $   3 1.62    $    30.47    $    27.52
                                                 ----------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(2)                       0.26            0.65           0.68          0.65          0.54          0.46
      Net realized and unrealized gain (loss)
         on investments                             (0.94)         (11.99)         (0.45)         5.87          1.16          2.95
                                                 ----------------------------------------------------------------------------------
         Total from investment operations           (0.68)         (11.34)          0.23          6.52          1.70          3.41
                                                 ----------------------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income      (0.21)          (0.71)         (0.71)        (0.67)        (0.55)        (0.46)
      Distributions from capital gains                  -           (0.02)         (3.17)        (2.33)            -             -
                                                 ----------------------------------------------------------------------------------
         Total distributions                        (0.21)          (0.73)         (3.88)        (3.00)        (0.55)        (0.46)
                                                 ----------------------------------------------------------------------------------
Net increase (decrease) in net asset value          (0.89)         (12.07)         (3.65)         3.52          1.15          2.95
                                                 ----------------------------------------------------------------------------------
NET ASSET VALUE at end of period                 $  18.53        $  19.42     $    31.49    $    35.14    $    31.62    $    30.47
                                                 ==================================================================================
TOTAL RETURN(3)                                     (3.40)%(4)     (35.99)%         0.60%        20.55%         5.58%        12.43%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)           $564,538        $609,444     $1,229,433    $1,390,778    $1,239,868    $1,205,082
Ratio of expenses to average net assets              0.62%(5)        0.61%          0.61%         0.61%         0.61%         0.60%
Ratio of net investment income to average
   net assets                                        3.01%(5)        2.42%          1.87%         1.91%         1.74%         1.67%
Portfolio Turnover                                     18%(4)          38%            45%           35%           28%           15%

                                                          INCEPTION
                                  to 6/30/09(1)
                                   (unaudited)
=====================================================================
CLASS II
--------
NET ASSET VALUE at beginning of period                     $17.74
                                                           ----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(2)                               0.05
      Net realized and unrealized gain (loss)
         on investments                                      0.74
                                                           ----------
         Total from investment operations                    0.79
                                                           ----------
Net increase (decrease) in net asset value                   0.79
                                                           ----------
NET ASSET VALUE at end of period                           $18.53
                                                           ==========
TOTAL RETURN(3)                                              4.42%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                     $  526
Ratio of expenses to average net assets                      0.86%(5)
Ratio of net investment income to average net assets         1.47%(5)
Portfolio Turnover                                             18%(4)

------------------------------------------------
(1) Commenced investment operations May 1, 2009. (2) Based on average shares outstanding during the year.
(3) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(4) Not annualized. (5) Annualized.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                               LARGE CAP GROWTH FUND
                                                   =============================================================================
                                                    SIX MONTHS
                                                      ENDED                       FOR THE YEAR ENDED DECEMBER 31,
                                                     6/30/09       -------------------------------------------------------------
                                                   (unaudited)        2008         2007        2006         2005          2004
================================================================================================================================
CLASS I
-------
NET ASSET VALUE at beginning of period             $  14.50         $  23.36     $  21.47    $  19.97     $  19.68     $  18.19
                                                   -----------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(2)                          0.06             0.12         0.08        0.07         0.17         0.15
     Net realized and unrealized gain (loss)
        on investments                                 2.07            (8.80)        2.59        1.51         0.30         1.48
                                                   -----------------------------------------------------------------------------
        Total from investment operations               2.13            (8.68)        2.67        1.58         0.47         1.63
                                                   -----------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
     Distributions from net investment income         (0.04)           (0.14)       (0.09)      (0.08)       (0.18)       (0.14)
     Distributions from capital gains                     -            (0.04)       (0.69)          -            -            -
                                                   -----------------------------------------------------------------------------
        Total distributions                           (0.04)           (0.18)       (0.78)      (0.08)       (0.18)       (0.14)
                                                   -----------------------------------------------------------------------------
Net increase (decrease) in net asset value             2.09            (8.86)        1.89        1.50         0.29         1.49
                                                   -----------------------------------------------------------------------------
NET ASSET VALUE at end of period                   $  16.59         $  14.50     $  23.36    $  21.47     $  19.97     $  19.68
                                                   =============================================================================
TOTAL RETURN(3)                                       14.74%(4)       (37.20)%      12.36%       7.88%        2.42%        8.94%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)             $394,598         $352,473     $665,240    $669,761     $688,812     $693,762
Ratio of expenses to average net assets                0.82%(5)         0.82%        0.81%       0.81%        0.81%        0.80%
Ratio of net investment income to average
  net assets                                           0.84%(5)         0.62%        0.34%       0.35%        0.86%        0.82%
Portfolio Turnover                                       61%(4)          123%          76%         87%          73%          26%

                                                     INCEPTION
                                  to 6/30/09(1)
                                   (unaudited)
================================================================
CLASS II
--------
NET ASSET VALUE at beginning of period              $15.78
                                                    ------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(2)                         0.01
     Net realized and unrealized gain (loss)
        on investments                                0.80
                                                    ------
        Total from investment operations              0.81
                                                    ------
Net increase (decrease) in net asset value            0.81
                                                    ------
NET ASSET VALUE at end of period                    $16.59
                                                    ======
TOTAL RETURN(3)                                       5.09%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)              $  920
Ratio of expenses to average net assets               1.06%(5)
Ratio of net investment income to average
  net assets                                          0.38%(5)
Portfolio Turnover                                      61%(4)

-------------------------------------------------
(1) Commenced investment operations May 1, 2009. (2) Based on average shares outstanding during the year.
(3) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(4) Not annualized. (5) Annualized.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
94

================================================================================
  FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                               MID CAP VALUE FUND
                                                   =============================================================================
                                                    SIX MONTHS
                                                      ENDED                       FOR THE YEAR ENDED DECEMBER 31,
                                                     6/30/09       -------------------------------------------------------------
                                                   (unaudited)        2008         2007        2006         2005         2004
================================================================================================================================
CLASS I
-------
NET ASSET VALUE at beginning of period             $   9.51         $  15.34     $  17.54    $  17.30     $  16.58     $  14.66
                                                   -----------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(2)                          0.07             0.21         0.21        0.20         0.11         0.18
     Net realized and unrealized gain (loss)
        on investments                                 0.27            (5.80)       (0.15)       2.74         1.61         2.14
                                                   -----------------------------------------------------------------------------
        Total from investment operations               0.34            (5.59)        0.06        2.94         1.72         2.32
                                                   -----------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
     Distributions from net investment income         (0.04)           (0.22)       (0.18)      (0.20)       (0.11)       (0.15)
     Distributions from capital gains                     -            (0.02)       (2.08)      (2.50)       (0.89)       (0.25)
                                                   -----------------------------------------------------------------------------
        Total distributions                           (0.04)           (0.24)       (2.26)      (2.70)       (1.00)       (0.40)
                                                   -----------------------------------------------------------------------------
Net increase (decrease) in net asset value             0.30            (5.83)       (2.20)       0.24         0.72         1.92
                                                   -----------------------------------------------------------------------------
NET ASSET VALUE at end of period                   $   9.81         $   9.51     $  15.34    $  17.54     $  17.30     $  16.58
                                                   =============================================================================
TOTAL RETURN(3)                                        3.61%(4)       (36.45)%       0.25%      16.96%       10.32%       15.86%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)             $160,184         $157,949     $317,338    $343,213     $275,279     $218,060
Ratio of expenses to average net assets                1.02%(5)         1.02%        1.01%       1.01%        1.01%        1.00%
Ratio of net investment income to average
  net assets                                           1.58%(5)         1.56%        1.16%       1.12%        0.62%        1.20%
Portfolio Turnover                                       47%(4)           81%         68%          95%          29%          25%

                                                     INCEPTION
                                  to 6/30/09(1)
                                   (unaudited)
================================================================
CLASS II
--------
NET ASSET VALUE at beginning of period              $9.55
                                                    -----
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(2)                           0.03
  Net realized and unrealized gain (loss)
    on investments                                   0.23
                                                    -----
    Total from investment operations                 0.26
                                                    -----
Net increase (decrease) in net asset value           0.26
                                                    -----
NET ASSET VALUE at end of period                    $9.81
                                                    =====
TOTAL RETURN(3)                                      2.65%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)              $ 425
Ratio of expenses to average net assets              1.25%(5)
Ratio of net investment income to average
  net assets                                         1.82%(5)
Portfolio Turnover                                     47%(4)

-------------------------------------------------
(1) Commenced investment operations May 1, 2009. (2) Based on average shares outstanding during the year.
(3) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(4) Not annualized. (5) Annualized.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                            MID CAP GROWTH FUND
                                                   =============================================================================
                                                    SIX MONTHS
                                                      ENDED                     FOR THE YEAR ENDED DECEMBER 31,
                                                     6/30/09       -------------------------------------------------------------
                                                   (unaudited)         2008       2007        2006         2005        2004
================================================================================================================================
CLASS I
-------
NET ASSET VALUE at beginning of period             $   3.01         $   5.75     $   5.89    $   6.74     $   6.80     $   6.20
                                                   -----------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(2)                         (0.00)(4)         0.00(4)     (0.03)      (0.02)       (0.01)        0.00(4)
     Net realized and unrealized gain (loss)
        on investments                                 0.64            (2.68)        0.53        0.78         0.59         0.81
                                                   -----------------------------------------------------------------------------
        Total from investment operations               0.64            (2.68)        0.50        0.76         0.58         0.81
                                                   -----------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
     Distributions from net investment income         (0.00)(4)        (0.00)(4)        -           -            -        (0.00)(4)
     Distributions from capital gains                     -            (0.06)       (0.64)      (1.61)       (0.64)       (0.21)
                                                   -----------------------------------------------------------------------------
        Total distributions                           (0.00)(4)        (0.06)       (0.64)      (1.61)       (0.64)       (0.21)
                                                   -----------------------------------------------------------------------------
Net increase (decrease) in net asset value             0.64            (2.74)       (0.14)      (0.85)       (0.06)        0.60
                                                   -----------------------------------------------------------------------------
NET ASSET VALUE at end of period                   $   3.65         $   3.01     $   5.75    $   5.89     $   6.74     $   6.80
                                                   =============================================================================
TOTAL RETURN(3)                                       21.19%(5)       (46.89)%       8.44%      11.38%        8.75%       13.41%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)             $202,987         $166,465     $367,318    $374,044     $373,921     $336,673
Ratio of expenses to average net assets                0.87%(6)         0.87%        0.86%       0.86%        0.86%        0.85%
Ratio of net investment income to average
  net assets                                          (0.15)%(6)        0.09%       (0.41)%     (0.22)%      (0.13)%       0.04%
Portfolio Turnover                                       78%(5)          108%         104%        204%          88%          77%

                                                     INCEPTION
                                  to 6/30/09(1)
                                   (unaudited)
================================================================
CLASS II
--------
NET ASSET VALUE at beginning of period              $ 3.51
                                                    ------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(2)                        (0.00)(4)
     Net realized and unrealized gain (loss)
        on investments                                0.14
                                                    ------
        Total from investment operations              0.14
                                                    ------
Net increase (decrease) in net asset value            0.14
                                                    ------
NET ASSET VALUE AT END of period                    $ 3.65
                                                    ======
TOTAL RETURN(3)                                       3.91%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)              $  285
Ratio of expenses to average net assets               1.11%6
Ratio of net investment income to average
  net assets                                         (0.45)%(6)
Portfolio Turnover                                      78%(5)

-------------------------------------------------
(1) Commenced investment operations May 1, 2009. (2) Based on average shares outstanding during the year.
(3) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(4) Amount represents less than $0.005 per share. (5) Not annualized. (6) Annualized.

           See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
96

================================================================================
  FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                SMALL CAP VALUE FUND
                                                   ===============================================
                                                    SIX MONTHS
                                                      ENDED           FOR THE
                                                     6/30/09        YEAR ENDED         INCEPTION
                                                   (unaudited)       12/31/08       to 12/31/07(1)
==================================================================================================
CLASS I
-------
NET ASSET VALUE at beginning of period             $   6.53          $   8.86            $10.00
                                                   ----------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(3)                          0.03              0.08              0.09
     Net realized and unrealized gain (loss)
        on investments                                 0.13             (2.34)            (1.05)
                                                   ----------------------------------------------
     Total from investment operations                  0.16             (2.26)            (0.96)
                                                   ----------------------------------------------
  LESS DISTRIBUTIONS:
     Distributions from net investment income         (0.02)            (0.07)            (0.08)
     Distributions from capital gains                     -             (0.00)(5)         (0.10)
                                                   ----------------------------------------------
        Total distributions                          (0.02)             (0.07)            (0.18)
                                                   ----------------------------------------------
Net increase (decrease) in net asset value            0.14              (2.33)            (1.14)
                                                   ----------------------------------------------
NET ASSET VALUE at end of period                   $   6.67          $   6.53            $ 8.86
                                                   ==============================================
TOTAL RETURN(4)                                        2.46%(6)        (25.54)%           (9.62)%(6)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)             $  6,436          $  5,986            $5,624
Ratio of expenses to average net assets                1.12%(7)          1.12%             1.04%(7)
Ratio of net investment income to average
  net assets                                           1.04%(7)          1.03%             1.45%(7)
Portfolio Turnover                                       13%(6)            28%               13%(6)

                                                     INCEPTION
                                  to 6/30/09(2)
                                   (unaudited)
================================================================
CLASS II
--------
NET ASSET VALUE at beginning of period              $6.50
                                                    -----
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(3)                        0.01
     Net realized and unrealized gain (loss)
        on investments                               0.16
                                                    -----
        Total from investment operations             0.17
                                                    -----
Net increase (decrease) in net asset value           0.17
                                                    -----
NET ASSET VALUE at end of period                    $6.67
                                                    =====
TOTAL RETURN(4)                                      2.60%(6)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)              $ 129
Ratio of expenses to average net assets              1.36%(7)
Ratio of net investment income to average
  net assets                                         0.75%(7)
Portfolio Turnover                                     13%(6)

--------------------------------------------------
(1) Commenced investment operations May 1, 2007. (2) Commenced investment operations May 1, 2009. (3) Based on average shares outstanding during the year.
(4) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(5) Amount represents less than $0.005 per share. (6) Not annualized. (7) Annualized.

           See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                SMALL CAP GROWTH FUND
                                                   ===============================================
                                                    SIX MONTHS
                                                      ENDED           FOR THE
                                                     6/30/09        YEAR ENDED        INCEPTION
                                                   (unaudited)       12/31/08       to 12/31/07(1)
==================================================================================================
CLASS I
-------
NET ASSET VALUE at beginning of period             $ 5.63            $  9.95             $10.00
                                                   ---------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(3)                       (0.00)(5)          (0.01)              0.01
     Net realized and unrealized gain (loss)
        on investments                               0.02              (4.31)              0.02
                                                   ---------------------------------------------
        Total from investment operations             0.02              (4.32)              0.03
                                                   ---------------------------------------------
  LESS DISTRIBUTIONS:
     Distributions from net investment income           -              (0.00)(5)          (0.01)
     Distributions from capital gains                   -              (0.00)(5)          (0.07)
                                                   ---------------------------------------------
        Total distributions                             -              (0.00)             (0.08)
                                                   ---------------------------------------------
Net increase (decrease) in net asset value           0.02              (4.32)             (0.05)
                                                   ---------------------------------------------
NET ASSET VALUE at end of period                   $ 5.65            $  5.63             $ 9.95
                                                   =============================================
TOTAL RETURN(4)                                      0.36%(6)         (43.41)%             0.26%(6)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)             $4,089            $ 4,043             $6,034
Ratio of expenses to average net assets              1.12%(7)           1.12%              1.03%(7)
Ratio of net investment income to average
        net assets                                  (0.11)%(7)         (0.16)%             0.19%(7)
Portfolio Turnover                                     92%(6)            109%                75%(6)

                                                     INCEPTION
                                  to 6/30/09(2)
                                   (unaudited)
================================================================
CLASS II
--------
NET ASSET VALUE at beginning of period              $ 5.57
                                                    ------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(3)                        (0.01)
     Net realized and unrealized gain (loss)
        on investments                                0.09
                                                    ------
        Total from investment operations              0.08
                                                    ------
Net increase (decrease) in net asset value            0.08
                                                    ------
NET ASSET VALUE at end of period                    $ 5.65
                                                    ======
TOTAL RETURN(4)                                       1.29%(6)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)              $    4
Ratio of expenses to average net assets               1.34%(7)
Ratio of net investment income to average
  net assets                                         (0.73)%(7)
Portfolio Turnover                                      92%(6)

-------------------------------------------------
(1) Commenced investment operations May 1, 2007. (2) Commenced investment operations May 1, 2009. (3) Based on average shares outstanding during the year.
(4) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(5) Amount represents less than $0.005 per share. (6) Not annualized. (7) Annualized.

           See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
98

================================================================================
  FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                               GLOBAL SECURITIES FUND
                                                   =======================================================================
                                                    SIX MONTHS
                                                      ENDED                       FOR THE YEAR ENDED DECEMBER 31,
                                                     6/30/09       -------------------------------------------------------
                                                   (unaudited)       2008        2007       2006        2005        2004
==========================================================================================================================
NET ASSET VALUE at beginning of period             $  5.82         $ 10.30     $ 14.36    $ 12.87     $ 11.49     $  9.72
                                                   -----------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(2)                         0.10            0.29        0.31       0.14        0.09        0.06
     Net realized and unrealized gain (loss)
        on investments                               (0.14)          (4.18)       0.57       2.07        1.52        1.73
                                                   -----------------------------------------------------------------------
     Total from investment operations                (0.04)          (3.89)       0.88       2.21        1.61        1.79
                                                   -----------------------------------------------------------------------
  LESS DISTRIBUTIONS:
     Distributions from net investment income        (0.01)          (0.46)      (0.31)     (0.16)      (0.09)      (0.02)
     Distributions from capital gains                    -           (0.13)      (4.63)     (0.56)      (0.14)          -
                                                   -----------------------------------------------------------------------
        Total distributions                          (0.01)          (0.59)      (4.94)     (0.72)      (0.23)      (0.02)
                                                   -----------------------------------------------------------------------
Net increase (decrease) in net asset value           (0.05)          (4.48)      (4.06)      1.49        1.38        1.77
                                                   -----------------------------------------------------------------------
NET ASSET VALUE at end of period                   $  5.77         $  5.82     $ 10.30    $ 14.36     $ 12.87     $ 11.49
                                                   =======================================================================
TOTAL RETURN(3)                                      (0.55)%(4)     (38.14)%      5.77%     17.38%      13.97%      18.42%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)             $28,426         $29,336     $56,034    $57,220     $42,450     $29,979
Ratio of expenses to average net assets               0.97%(5)        0.97%       0.96%      0.97%       0.97%       0.96%
Ratio of net investment income to average
  net assets                                          3.81%(5)        3.50%       2.06%      1.01%       0.80%       0.60%
Portfolio Turnover                                      13%(4)           15%       112%(6)     21%         27%         18%

                                                     INCEPTION
                                  to 6/30/09(1)
                                   (unaudited)
================================================================
CLASS II
--------
NET ASSET VALUE at beginning of period              $5.31
                                                    -----
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(2)                        0.01
     Net realized and unrealized gain (loss)
        on investments                               0.45
                                                    -----
        Total from investment operations             0.46
                                                    -----
Net increase (decrease) in net asset value           0.46
                                                    -----
NET ASSET VALUE at end of period                    $5.77
                                                    =====
TOTAL RETURN(3)                                      8.67%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)              $ 160
Ratio of expenses to average net assets              1.21%(5)
Ratio of net investment income to average
  net assets                                         1.36%(5)
Portfolio Turnover                                     13%(4)

-------------------------------------------------
(1) Commenced investment operations May 1, 2009. (2) Based on average shares outstanding during the year.
(3) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(4) Not annualized. (5) Annualized.
(6) Subadviser change May 1, 2007.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                            INTERNATIONAL STOCK FUND
                                                   ==========================================================================
                                                    SIX MONTHS
                                                      ENDED                     FOR THE YEAR ENDED DECEMBER 31,
                                                     6/30/09       ----------------------------------------------------------
                                                   (unaudited)       2008         2007        2006         2005        2004
=============================================================================================================================
CLASS I
-------
NET ASSET VALUE at beginning of period             $  7.59         $ 13.40     $  13.78    $  12.38     $  11.36     $  9.54
                                                   --------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(2)                         0.13            0.26         0.23        0.19         0.17        0.12
     Net realized and unrealized gain (loss)
        on investments                                0.34           (5.27)        1.36        2.78         1.71        1.84
                                                   --------------------------------------------------------------------------
        Total from investment operations              0.47           (5.01)        1.59        2.97         1.88        1.96
                                                   --------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
     Distributions from net investment income        (0.01)          (0.26)       (0.32)      (0.20)       (0.15)      (0.14)
     Distributions from capital gains                    -           (0.54)       (1.65)      (1.37)       (0.71)          -
                                                   --------------------------------------------------------------------------
        Total distributions                          (0.01)          (0.80)       (1.97)      (1.57)       (0.86)      (0.14)
                                                   --------------------------------------------------------------------------
Net increase (decrease) in net asset value            0.46           (5.81)       (0.38)       1.40         1.02        1.82
                                                   --------------------------------------------------------------------------
NET ASSET VALUE at end of period                   $  8.05         $  7.59     $  13.40    $  13.78     $  12.38     $ 11.36
                                                   ==========================================================================
TOTAL RETURN(3)                                       6.21%(4)      (38.62)%      11.42%      24.19%       16.53%      20.48%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)             $74,576         $72,768     $164,151    $165,704     $108,482     $78,477
Ratio of expenses to average net assets               1.22%(5)        1.22%        1.21%       1.22%        1.21%       1.21%
Ratio of net investment income to average
  net assets                                          3.71%(5)        2.45%        1.60%       1.48%        1.47%       1.16%
Portfolio Turnover                                      27%(4)          43%          62%         62%          52%         46%

                                                     INCEPTION
                                  to 6/30/09(1)
                                   (unaudited)
================================================================
CLASS II
--------
NET ASSET VALUE at beginning of period              $7.32
                                                    -----
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(2)                        0.02
     Net realized and unrealized gain (loss)
        on investments                               0.71
                                                    -----
        Total from investment operations             0.73
                                                    -----
Net increase (decrease) in net asset value           0.73
                                                    -----
NET ASSET VALUE at end of period                    $8.05
                                                    =====
TOTAL RETURN(3)                                      9.99%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)              $ 625
Ratio of expenses to average net assets              1.45%(5)
Ratio of net investment income to average
  net assets                                         1.85%(5)
Portfolio Turnover                                     27%(4)

-------------------------------------------------
(1) Commenced investment operations May 1, 2009. (2) Based on average shares outstanding during the year.
(3) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(4) Not annualized. (5) Annualized.

           See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
100

================================================================================
  FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                             TARGET RETIREMENT 2020 FUND
                                                   ===============================================
                                                    SIX MONTHS
                                                      ENDED           FOR THE
                                                     6/30/09        YEAR ENDED        INCEPTION
                                                   (unaudited)       12/31/08       to 12/31/07(1)
==================================================================================================
CLASS I
-------
NET ASSET VALUE at beginning of period             $  6.04           $  9.63             $10.00
                                                   ----------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(3)                         0.04              0.22               0.13
     Net realized and unrealized gain (loss)
        on investments                                0.51             (3.60)             (0.32)
                                                   ----------------------------------------------
        Total from investment operations              0.55             (3.38)             (0.19)
                                                   ----------------------------------------------
  LESS DISTRIBUTIONS:
     Distributions from net investment income        (0.03)            (0.16)             (0.18)
     Distributions from capital gains                    -             (0.05)                 -
                                                   ----------------------------------------------
        Total distributions                          (0.03)            (0.21)             (0.18)
                                                   ----------------------------------------------
Net increase (decrease) in net asset value            0.52             (3.59)             (0.37)
                                                   ----------------------------------------------
NET ASSET VALUE at end of period                   $  6.56           $  6.04             $ 9.63
                                                   ==============================================
TOTAL RETURN(4)                                       9.15%(5)        (35.31)%            (1.94)%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)             $12,901           $ 8,719             $2,524
Ratio of expenses to average net assets               0.42%(6)          0.40%              0.43%(6)
Ratio of net investment income to average
  net assets                                          1.39%(6)          2.80%              5.17%(6)
Portfolio Turnover                                       9%(5)            74%                 3%(5)

                                                     INCEPTION
                                  to 6/30/09(2)
                                   (unaudited)
================================================================
CLASS II
--------
NET ASSET VALUE at beginning of period              $6.24
                                                    -----
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(3)                        0.01
     Net realized and unrealized gain (loss)
        on investments                               0.31
                                                    -----
        Total from investment operations             0.32
                                                    -----
Net increase (decrease) in net asset value           0.32
                                                    -----
NET ASSET VALUE at end of period                    $6.56
                                                    =====
TOTAL RETURN(4)                                      5.14%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)              $   1
Ratio of expenses to average net assets              0.66%(6)
Ratio of net investment income to average
  net assets                                         1.15%(6)
Portfolio Turnover                                      9%(5)

-------------------------------------------------
(1) Commenced investment operations May 1, 2007. (2) Commenced investment operations May 1, 2009. (3) Based on average shares outstanding during the year.
(4) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(5) Not annualized. (6) Annualized.

           See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                             TARGET RETIREMENT 2030 FUND
                                                   ===============================================
                                                    SIX MONTHS
                                                      ENDED           FOR THE
                                                     6/30/09        YEAR ENDED        INCEPTION
                                                   (unaudited)       12/31/08       to 12/31/07(1)
==================================================================================================
CLASS I
-------
NET ASSET VALUE at beginning of period             $  5.75           $  9.54             $10.00
                                                   ----------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(3)                         0.02              0.18               0.09
     Net realized and unrealized gain (loss)
        on investments                                0.53             (3.82)             (0.34)
                                                   ----------------------------------------------
        Total from investment operations              0.55             (3.64)             (0.25)
                                                   ----------------------------------------------
  LESS DISTRIBUTIONS:
     Distributions from net investment income        (0.03)            (0.11)             (0.21)
     Distributions from capital gains                    -             (0.04)                 -
                                                   ----------------------------------------------
        Total distributions                          (0.03)            (0.15)             (0.21)
                                                   ----------------------------------------------
Net increase (decrease) in net asset value            0.52             (3.79)             (0.46)
                                                   ----------------------------------------------
NET ASSET VALUE at end of period                   $  6.27           $  5.75             $ 9.54
                                                   ==============================================
TOTAL RETURN(4)                                       9.62%(5)        (38.35)%            (2.51)%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)             $12,779           $ 8,010             $1,521
Ratio of expenses to average net assets               0.42%(6)          0.40%             0.44%(6)
Ratio of net investment income to average
  net assets                                          0.83%(6)          2.38%             3.53%(6)
Portfolio Turnover                                       6%(5)            52%                1%(5)

                                                    INCEPTION
                                  to 6/30/09(2)
                                   (unaudited)
================================================================
CLASS II
--------
NET ASSET VALUE at beginning of period              $5.94
                                                    -----
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(3)                        0.01
     Net realized and unrealized gain (loss)
        on investments                               0.32
                                                    -----
        Total from investment operations             0.33
                                                    -----
Net increase (decrease) in net asset value           0.33
                                                    -----
NET ASSET VALUE at end of period                    $6.27
                                                    =====
TOTAL RETURN(4)                                      5.45%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)              $   1
Ratio of expenses to average net assets              0.66%(6)
Ratio of net investment income to average
net assets                                           0.52%(6)
Portfolio Turnover                                      6%(5)

-------------------------------------------------
(1) Commenced investment operations May 1, 2007. (2) Commenced investment operations May 1, 2009. (3) Based on average shares outstanding during the year.
(4) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(5) Not annualized. (6) Annualized.

           See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
102

================================================================================
  FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                             TARGET RETIREMENT 2040 FUND
                                                   ===============================================
                                                    SIX MONTHS
                                                      ENDED           FOR THE
                                                     6/30/09        YEAR ENDED        INCEPTION
                                                   (unaudited)       12/31/08       to 12/31/07(1)
==================================================================================================
CLASS I
-------
NET ASSET VALUE at beginning of period             $  5.43           $  9.48             $10.00
                                                   ----------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(3)                         0.00(7)           0.14               0.07
     Net realized and unrealized gain (loss)
        on investments                                0.51             (4.06)             (0.36)
                                                   ----------------------------------------------
        Total from investment operations              0.51             (3.92)             (0.29)
                                                   ----------------------------------------------
  LESS DISTRIBUTIONS:
     Distributions from net investment income        (0.02)            (0.08)             (0.23)
     Distributions from capital gains                    -             (0.05)                 -
                                                   ----------------------------------------------
        Total distributions                          (0.02)            (0.13)             (0.23)
                                                   ----------------------------------------------
Net increase (decrease) in net asset value            0.49             (4.05)             (0.52)
                                                   ----------------------------------------------
NET ASSET VALUE at end of period                   $  5.92           $  5.43             $ 9.48
                                                   ==============================================
TOTAL RETURN(4)                                       9.46%(5)        (41.65)%            (2.86)%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)             $10,832           $ 6,385             $1,193
Ratio of expenses to average net assets               0.42%(6)         0.40%               0.44%(6)
Ratio of net investment income to average
  net assets                                          0.10%(6)         1.99%               2.76%(6)
Portfolio Turnover                                       2%(5 )          62%                  1%(6)

                                                     INCEPTION
                                  to 6/30/09(2)
                                   (unaudited)
================================================================
CLASS II
--------
NET ASSET VALUE at beginning of period              $ 5.59
                                                    ------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(3)                        (0.00)(7)
     Net realized and unrealized gain (loss)
        on investments                                0.33
                                                    ------
        Total from investment operations              0.33
                                                    ------
Net increase (decrease) in net asset value            0.33
                                                    ------
NET ASSET VALUE at end of period                    $ 5.92
                                                    ======
TOTAL RETURN(4)                                       5.81%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)              $    1
Ratio of expenses to average net assets               0.65%(6)
Ratio of net investment income to average
  net assets                                         (0.13)%(6)
Portfolio Turnover                                       2%(5)

-------------------------------------------------
(1) Commenced investment operations May 1, 2007. (2) Commenced investment operations May 1, 2009. (3) Based on average shares outstanding during the year.
(4) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(5) Not annualized. (6) Annualized.
(7) Amount represents less than $0.005 per share.

           See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Ultra Series Fund (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified, open-end management investment company. The Trust is a series fund with 18 investment portfolios (the "funds"), each with different investment objectives and policies. The funds currently available are the Money Market Fund, Bond Fund, High Income Fund, Diversified Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, Global Securities Fund, and International Stock Fund (collectively, the "Core Funds"), the Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (collectively, the "Target Allocation Funds"), and the Target Retirement 2020 Fund, Target Retirement 2030 Fund, and Target Retirement 2040 Fund (collectively, the "Target Date Funds"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. At the beginning of the period covered by this report, the trustees authorized the issuance of one class of shares of the funds designated as Class Z. In December 2008, the Trust's Board of Trustees approved a reclassification of Class Z shares as Class I shares, effective as of May 1, 2009, and the addition of a class of shares, Class II shares. Shares are offered to separate accounts (the "Accounts") of CUNA Mutual Insurance Society and to qualified pension and retirement plans of CUNA Mutual Insurance Society or its affiliates ("CUNA Mutual Group"). The Trust may, in the future, offer other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The Trust does not offer shares directly to the general public.

Through the end of the period covered by this report, the Trust had entered into a Management Agreement with MEMBERS Capital Advisors, Inc. (the "Investment Adviser" or "MCA"). The Investment Adviser, in turn, entered into subadvisory agreements with certain subadvisers ("Subadvisers") for the management of the investments of the High Income, Mid Cap Growth, Small Cap Value, Small Cap Growth, Global Securities, and International Stock Funds and a portion of the Mid Cap Value Fund. Effective July 1, 2009, the Trust's Management Agreement has been with Madison Asset Management, LLC. (See the discussions entitled, "Board Approval of Investment Advisory and Subadvisory Agreements" and "Proxy Voting Results" following the Notes to Financial Statements.)

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

PORTFOLIO VALUATION: Equity securities and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation and each Target Date Fund consist primarily of shares of underlying funds, the NAV of each fund is determined based on the NAV's of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Exchange traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust's Valuation Committee (the "Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary.

--------------------------------------------------------------------------------
104

================================================================================
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e, those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values using the then-current exchange rate.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or official closing prices. Because the Target Allocation and Target Date Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair" value any of the investments of these funds. However, an underlying fund may need to "fair" value one or more of its investments, which may, in turn, require a Target Allocation or Target Date Fund to do the same because of delays in obtaining the underlying fund's NAV.

A fund's investments (or underlying fund) will be valued at fair value if in the judgment of the Committee an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time). Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

FEDERAL INCOME TAXES: It is each fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute substantially all its taxable income to its shareholders. Accordingly, no provisions for federal income taxes are recorded in the accompanying financial statements.

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes--an Interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. As required, the funds adopted FIN 48 effective June 29, 2007 for all open tax years and have determined that no material uncertain tax positions exist. As a result, the funds have not recorded any liabilities for material unrecognized tax benefits as of June 30, 2009. It is the funds' policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include 2004 through 2008.

EXPENSES: Expenses that are directly related to one fund are charged directly to that fund. Other operating expenses are prorated to the funds on the basis of relative net assets. Class-specific expenses are borne by that class.

REPURCHASE AGREEMENTS: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. As of June 30, 2009, none of the funds had open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust's custodian either physically or in book-entry form and that the collateral must be marked to

--------------------------------------------------------------------------------

================================================================================
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

market daily to ensure that the repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience one of the following: delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

FOREIGN CURRENCY TRANSACTIONS: The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

Each fund, except the Money Market Fund, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. The Money Market Fund can only invest in U.S. dollar-denominated foreign money market securities.

The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: Each fund, except the Money Market Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The funds' net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Realized and unrealized gains and losses are included in the Statements of Operations. As of June 30, 2009, none of the funds had open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or other liquid assets in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

FUTURES CONTRACTS: Each fund, except the Money Market Fund, may purchase and sell futures contracts and purchase and write options on futures contracts. The funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. As of June 30, 2009, none of the funds have open futures contracts.

DELAYED DELIVERY SECURITIES: Each fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of June 30, 2009, none of the funds had entered into such transactions.

RECLASSIFICATION ADJUSTMENTS: Paid-in capital, undistributed net investment income, and accumulated net realized gain (loss) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for all funds. Differences primarily relate to the tax treatment of net operating losses, paydown gains and losses, foreign currency gains and losses, and distributions from real estate investment trusts and passive foreign investment companies.

--------------------------------------------------------------------------------
106

================================================================================
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS: Each fund adopted the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In April 2009, the FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. Each fund adopted FSP 157-4 effective June 30, 2009.

In accordance with FAS 157, fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 has established a three-tier hierarchy to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

    o Level 1 - quoted prices in active markets for identical investments

    o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended June 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation.

The following is a summary of the inputs used as of June 30, 2009 in valuing the funds' investments carried at market value:

                                              QUOTED PRICES
                                            IN ACTIVE MARKETS      SIGNIFICANT OTHER        SIGNIFICANT
                                              FOR IDENTICAL            OBSERVABLE          UNOBSERVABLE
                                               INVESTMENTS               INPUTS               INPUTS               VALUE
FUND                                            (LEVEL 1)              (LEVEL 2)             (LEVEL 3)         AT 6/30/2009
----                                            ---------              ---------             ---------         ------------
CONSERVATIVE ALLOCATION(1)                     $145,583,445           $          -           $       -         $145,583,445
                                               =============================================================================
MODERATE ALLOCATION(1)                          283,005,727                      -                   -          283,005,727
                                               =============================================================================
AGGRESSIVE ALLOCATION(1)                         90,806,869                      -                   -           90,806,869
                                               =============================================================================
MONEY MARKET(2)                                   8,524,854            107,230,632                   -          115,755,486
                                               =============================================================================
BOND
  Asset Backed                                            -              7,378,891                   -            7,378,891
  Commercial Mortgage Backed                              -                133,464                   -              133,464
  Private Label Mortgage Backed                           -              3,453,581                   -            3,453,581
  Corporate Notes and Bonds                               -            134,242,320                   -          134,242,320
  Mortgage Backed                                         -            157,523,591                   -          157,523,591
  U.S. Government and Agency Obligations            569,132            206,939,798                   -          207,508,930
  Investment Companies                           13,990,148                      -                   -           13,990,148
                                               -----------------------------------------------------------------------------
                                                 14,559,280            509,671,645                   -          524,230,925
                                               =============================================================================

--------------------------------------------------------------------------------

================================================================================
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                  QUOTED PRICES
                                           IN ACTIVE MARKETS       SIGNIFICANT OTHER        SIGNIFICANT
                                              FOR IDENTICAL           OBSERVABLE           UNOBSERVABLE
                                              INVESTMENTS               INPUTS                INPUTS               VALUE
FUND                                            (LEVEL 1)              (LEVEL 2)             (LEVEL 3)         AT 6/30/2009
----                                            ---------              ---------             ---------         ------------
HIGH INCOME(3)                                 $  2,486,984           $ 95,200,597           $       -         $ 97,687,581
                                               -----------------------------------------------------------------------------
DIVERSIFIED INCOME
  Common Stocks                                 154,461,920                      -                   -          154,461,920
  Asset Backed                                            -              4,448,794                   -            4,448,794
  Commercial Mortgage Backed                              -                282,491                   -              282,491
  Private Label Mortgage Backed                           -              1,335,385                   -            1,335,385
  Corporate Notes and Bonds                               -             83,754,853                   -           83,754,853
  Mortgage Backed                                         -             75,193,574                   -           75,193,574
  U.S. Government and Agency Obligations          3,045,354             57,988,729                   -           61,034,083
  Investment Companies                           16,784,897                      -                   -           16,784,897
                                               -----------------------------------------------------------------------------
                                                174,292,171            223,003,826                   -          397,295,997
                                               =============================================================================
LARGE CAP VALUE(1)                              563,234,375                      -                   -          563,234,375
                                               =============================================================================
LARGE CAP GROWTH(1)                             400,420,542                      -                   -          400,420,542
                                               =============================================================================
MID CAP VALUE(3)                                162,119,704              1,714,875                   -          163,834,579
                                               =============================================================================
MID CAP GROWTH(1)                               203,099,107                      -                   -          203,099,107
                                               =============================================================================
SMALL CAP VALUE(1)                                6,517,806                      -                   -            6,517,806
                                               =============================================================================
SMALL CAP GROWTH(1)                               4,095,246                      -                   -            4,095,246
                                               =============================================================================
GLOBAL SECURITIES
  Common Stocks
    Australia                                             -              2,072,077                   -            2,072,077
    Belgium(4)                                            -                119,112                   -              119,112
    Finland                                               -                104,373                   -              104,373
    France                                                -              2,568,395                   -            2,568,395
    Germany                                               -                917,459                   -              917,459
    Italy                                                 -                885,194                   -              885,194
    Japan                                                 -              3,303,840                   -            3,303,840
    Netherlands                                           -                573,394                   -              573,394
    Singapore                                             -                854,077                   -              854,077
    Spain                                                 -              1,111,565                   -            1,111,565
    Switzerland                                           -                721,200                   -              721,200
    Taiwan                                                -                421,794                   -              421,794
    United Kingdom                                        -              4,412,194                   -            4,412,194
    United States                                 9,760,782                212,032                   -            9,972,814
  Warrants and Rights                                     -                      -                   -                    -
  Investment Companies                              373,286                      -                   -              373,286
                                               -----------------------------------------------------------------------------
                                                 10,134,068             18,276,706                   -           28,410,774
                                               =============================================================================
INTERNATIONAL STOCK
  Common Stocks                                           -                      -                   -                    -
    Argentina                                             -                158,725                   -              158,725
    Australia(4)                                          -                136,574                   -              136,574
    Austria                                               -                 48,034                   -               48,034
    Belgium                                               -              1,191,422                   -            1,191,422
    Brazil                                        1,574,677                 64,087                   -            1,638,764
    Canada                                          817,289                      -                   -              817,289

--------------------------------------------------------------------------------
108

================================================================================
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                  QUOTED PRICES
                                           IN ACTIVE MARKETS       SIGNIFICANT OTHER        SIGNIFICANT
                                              FOR IDENTICAL           OBSERVABLE           UNOBSERVABLE
                                              INVESTMENTS               INPUTS                INPUTS               VALUE
FUND                                            (LEVEL 1)              (LEVEL 2)             (LEVEL 3)         AT 6/30/2009
----                                            ---------              ---------             ---------         ------------
INTERNATIONAL STOCK (CONTINUED)
    Cyprus                                     $          -           $      9,397           $       -         $      9,397
    Denmark                                               -                615,172                   -              615,172
    Egypt                                                 -                582,763                   -              582,763
    Finland                                               -              1,751,462                   -            1,751,462
    France                                                -              7,424,619                   -            7,424,619
    Germany                                               -              6,087,659                   -            6,087,659
    Greece                                                -                716,979                   -              716,979
    Hong Kong                                             -                687,992                   -              687,992
    India                                                 -                965,488                   -              965,488
    Indonesia                                       380,446                403,938                   -              784,384
    Ireland                                               -              1,025,970                   -            1,025,970
    Isle of Man                                           -                 47,487                   -               47,487
    Israel                                                -                575,220                   -              575,220
    Italy                                                 -              2,103,332                   -            2,103,332
    Japan                                                 -             11,543,627                   -           11,543,627
    Malaysia                                              -                169,401                   -              169,401
    Mexico                                          517,644                575,730                   -            1,093,374
    Netherlands                                           -                979,616                   -              979,616
    Norway                                                -                147,460                   -              147,460
    Philippines                                     409,196                      -                   -              409,196
    Russia                                                -              1,200,762                   -            1,200,762
    Singapore                                             -              1,265,762                   -            1,265,762
    South Africa                                          -              1,827,086                   -            1,827,086
    South Korea                                           -              1,425,805                   -            1,425,805
    Spain                                                 -                956,134                   -              956,134
    Sweden                                                -              1,032,170                   -            1,032,170
    Switzerland                                           -              6,333,410                   -            6,333,410
    Taiwan                                                -                712,040                   -              712,040
    Thailand                                              -                301,839                   -              301,839
    Turkey                                                -                880,064                   -              880,064
    United Kingdom                                        -             14,269,874                   -           14,269,874
  Preferred Stocks                                        -                      -                   -                    -
    Brazil                                          375,012                112,697                   -              487,709
    Germany                                               -                 37,931                   -               37,931
  Investment Companies                            2,380,670                      -                   -            2,380,670
                                               -----------------------------------------------------------------------------
                                                  6,454,934             68,367,728                   -           74,822,662
                                               =============================================================================
TARGET RETIREMENT 2020(1)                        12,906,702                      -                   -           12,906,702
                                               =============================================================================
TARGET RETIREMENT 2030(1)                        12,784,685                      -                   -           12,784,685
                                               =============================================================================
TARGET RETIREMENT 2040(1)                        10,836,755                      -                   -           10,836,755
                                               =============================================================================

--------------------------------------------
(1) At June 30, 2009 all investments are Level 1, see Schedule of Investments.
(2) At June 30, 2009 all Level 2 securities held are Short Term Investments, see Schedule of Investments.
(3) At June 30, 2009 all Level 2 securities held are Corporate Notes and Bonds and Certificates of Deposits, see Schedule of Investments.
(4) At June 30, 2009 all Level 3 securities held were valued at $0, see Schedule of Investments.

--------------------------------------------------------------------------------

================================================================================
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NEW ACCOUNTING PRONOUNCEMENTS: In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds' derivative and hedging activities. Management has evaluated FAS 161 and has determined that there is no impact on the Funds' financial statements as of the Funds currently do not hold derivative financial instruments.

Management has evaluated the impact of all subsequent events on the Fund through August 24, 2009, the date the financial statements were issued.

3. ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

For services under the Management Agreement, MCA was entitled to receive a management fee, which was calculated daily and paid monthly, at an annual rate based upon the following percentages of average daily net assets: 0.45% for the Money Market Fund, 0.55% for the Bond Fund, 0.75% for the High Income Fund, 0.70% for the Diversified Income Fund, 0.60% for the Large Cap Value Fund, 0.80% for the Large Cap Growth Fund, 1.00% for the Mid Cap Value Fund, 0.85% for the Mid Cap Growth Fund, 1.10% for the Small Cap Value and Small Cap Growth Funds, 0.95% for the Global Securities Fund, 1.20% for the International Stock Fund, 0.30% for each of the Target Allocation Funds and 0.40% for each of the Target Date Funds.

MCA was solely responsible for the payment of all fees to the Subadvisers through the date of this report. The Subadvisers for the funds were Shenkman Capital Management, Inc. for the High Income Fund, Wellington Management Company, LLP for a portion of the Mid Cap Value Fund, the entire Mid Cap Growth Fund and Small Cap Value Fund, Paradigm for the Small Cap Growth Fund, Mondrian Investment Partners Limited for the Global Securities Fund and Lazard Asset Management LLC for the International Stock Fund. MCA managed the other portion of the Mid Cap Value Fund, and the entire Bond Fund, Diversified Income Fund, Large Cap Growth Fund, Large Cap Value Fund, Money Market Fund, Target Allocation Funds and the Target Date Funds.

The Investment Adviser may from time to time voluntary agree to waive a portion of its fees or expenses related to the Funds. In that regard, the Investment Adviser waived a portion of management fees on the Money Market Class I Shares and Class II Shares for the purpose of maintaining a one-day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the six months ended June 30, 2009, the waivers totaled $85,559 for Class I Shares and $1 for Class II Shares and are reflected as fees waived in the accompanying Statement of Operations.

In addition to the management fee, through the date of this report, the Trust was responsible for fees of the disinterested trustees, brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments, costs of borrowing money, expenses for independent audits, tax, compliance and extraordinary expenses as approved by a majority of the disinterested trustees.

Certain officers and trustees of the Trust were also officers of MCA. With the exception of the Chief Compliance Officer, the Trust did not compensate these officers or trustees. As part of the Trust's required compliance program, the Trust paid a portion of the Chief Compliance Officer's annual salary. Unaffiliated trustees receive from the Trust an annual retainer, which compensates them for each regular Board and Committee meeting attended, with additional remuneration paid to the Chair of the Board and the Chair of the Audit Committee. Unaffiliated trustees also receive a per meeting fee for each special meeting, if any, attended.

Through the date of this report, all fund shares were distributed through CUNA Brokerage Services, Inc. ("CUNA" Brokerage"), an affiliated company, pursuant to a distribution agreement between the Trust and CUNA Brokerage. CUNA Brokerage's principal place of business is located at 2000 Heritage Way, Waverly, IA 50677.

The distributor may from time to time voluntary agree to waive a portion of its fees or expenses related to the Funds. In that regard, the distributor waived a portion of 12b-1 fees on the Money Market Class II Shares for the purpose of maintaining a one-day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the six months ended June 30, 2009, the waivers totaled $2 and are reflected as fees waived by the distributor in the accompanying Statement of Operations.

The Trust has entered into participation agreements with CUNA Mutual Insurance Society setting forth the terms and conditions pursuant to which the Accounts and retirement plans purchase and redeem shares of the funds. Investments in the Trust by the Accounts are made through either variable annuity or variable life insurance contracts. Net purchase payments under the variable contracts are placed in one or more sub-accounts of the Accounts, and the assets of each

--------------------------------------------------------------------------------
110

================================================================================
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

sub-account are invested (without sales or redemption charges) in shares of the fund corresponding to that sub-account. Shares are purchased and redeemed at a price equal to the shares' net asset value. The assets of each fund are held separate from the assets of the other funds.

4. DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

The Money Market Fund declares dividends from net investment income and net realized gains from investment transactions, if any, daily, which are reinvested in additional full and fractional shares of the Fund. The Bond Fund, High Income Fund, Diversified Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Value, Small Cap Growth, Mid Cap Value Fund, Mid Cap Growth Fund, Global Securities Fund, International Stock Fund, Target Allocation Funds, and Target Date Funds declare dividends from net investment income and net realized gains from investment transactions, if any, annually, which are reinvested in additional full and fractional shares of the respective funds.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains of the funds may differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income.

5. SECURITIES TRANSACTIONS

For the six months ended June 30, 2009, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

                                   U.S. GOVERNMENT SECURITIES OTHER INVESTMENT
SECURITIES
                                   --------------------------              ---------------------------
FUND                                 PURCHASES       SALES                  PURCHASES         SALES
----                                 ---------       -----                  ---------         -----
Conservative Allocation            $     -       $     -                   $ 50,481,877   $ 29,012,701
Moderate Allocation                      -             -                     55,571,532     32,271,136
Aggressive Allocation                    -             -                     15,354,593      1,022,475
Bond                                93,197,645    84,420,214                    -           59,419,806
High Income                              -             -                     34,182,062     28,761,812
Diversified Income                  20,237,591    18,917,942                 41,814,599     82,905,216
Large Cap Value                          -             -                     95,541,152    100,733,847
Large Cap Growth                         -             -                    212,025,532    215,751,740
Mid Cap Value                            -             -                     68,616,620     68,518,864
Mid Cap Growth                           -             -                    136,382,664    133,867,292
Small Cap Value                          -             -                      1,238,132        704,518
Small Cap Growth                         -             -                      3,535,765      3,424,061
Global Securities                        -             -                      3,322,557      3,586,162
International Stock                      -             -                     17,548,295     17,666,318
Target Retirement 2020                   -             -                      4,029,733        943,550
Target Retirement 2030                   -             -                      4,124,336        579,743
Target Retirement 2040                   -             -                      3,527,992        147,546

6. FOREIGN SECURITIES

Each fund may invest in foreign securities; provided, however, that the Money Market Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities refer to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency. Foreign securities include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Swedish Depositary Receipts ("SDRs") and foreign money market securities. Dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

Certain funds have reclaim receivable balances, in which the funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the funds and are reflected in Other Assets on the Statement of Assets and Liabilities. On a periodic basis, these receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

--------------------------------------------------------------------------------

================================================================================
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

7. SECURITIES LENDING

Each fund, except the Target Allocation, Money Market, Small Cap Value, Small Cap Growth Funds, and Target Retirement Funds, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At June 30, 2009, none of the funds had securities on loan.

Amounts earned as interest on investments of cash collateral, net of rebates and fees, are included in the Statement of Operations.

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

8. TAX INFORMATION

For federal income tax purposes, the funds listed below have capital loss carryovers as of December 31, 2008, which are available to offset future capital gains, if any:

                                                                CARRYOVER EXPIRING IN:
                                                                ----------------------
FUND                        2009       2010          2011          2012           2013          2014         2015           2016
----                        ----       ----          ----          ----           ----          ----         ----           ----
Conservative Allocation     $-      $        -            -     $        -     $        -     $      -     $      -     $ 2,991,644
Moderate Allocation          -               -            -              -              -            -            -      17,885,475
Aggressive Allocation        -               -            -              -              -            -            -       6,446,542
Bond                         -       1,857,702     $104,606      1,560,242      1,445,891      816,322      228,563               -
High Income                  -               -            -              -              -            -      640,978      10,602,862
Diversified Income           -               -            -              -              -            -            -      16,470,805
Large Cap Value              -               -            -              -              -            -            -      97,212,808
Large Cap Growth             -               -            -              -              -            -            -      78,640,904
Mid Cap Value                -               -            -              -              -            -            -      38,971,539
Mid Cap Growth               -               -            -              -              -            -            -      21,456,972
Small Cap Value              -               -            -              -              -            -            -         306,489
Small Cap Growth             -               -            -              -              -            -            -         892,538
Global Securities            -               -            -              -              -            -            -         751,246
International Stock          -               -            -              -              -            -            -       1,823,628
Target Retirement 2030       -               -            -              -              -            -            -          40,540
Target Retirement 2040       -               -            -              -              -            -            -          28,331

The Bond Fund utilized $926,841 of prior capital loss carryovers during the year ended December 31, 2008. The Bond Fund had $6,650,383 of capital loss carryovers expire as of December 31, 2008.

After October 31, 2008, the following funds had capital and currency losses in the following amounts:

FUND                                    POST-OCTOBER CAPITAL LOSS         POST-OCTOBER CURRENCY LOSSES
----                                    -------------------------         ----------------------------
Moderate Allocation                            $10,697,947                            $-
Aggressive Allocation                            5,339,651                             -
High Income                                      2,665,346                             -
Mid Cap Growth                                  22,266,927                             -
Small Cap Value                                     95,935                             -
Small Cap Growth                                 1,418,579                             -
Global Securities                                   65,564                             -
International Stock                              9,645,410                             -
Target Retirement 2020                             877,232                             -
Target Retirement 2030                             981,306                             -
Target Retirement 2040                           1,011,003                             -

For federal income tax purposes, these amounts are deferred and deemed to have occurred in the next fiscal year.

--------------------------------------------------------------------------------
112

================================================================================
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

At June 30, 2009, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

FUND                                   APPRECIATION                   DEPRECIATION                       NET
----                                 ----------------               ----------------                 -------------
Conservative Allocation               $ 1,179,816                    $ (14,611,097)                   $(13,431,281)
Moderate Allocation                     1,171,679                      (57,692,831)                    (56,521,152)
Aggressive Allocation                     588,208                      (25,059,605)                    (24,471,397)
Bond                                   17,820,040                      (20,862,158)                     (3,042,118)
High Income                             1,276,238                       (4,864,462)                     (3,588,224)
Diversified Income                     16,786,057                      (39,720,546)                    (22,934,489)
Large Cap Value                        61,160,614                     (146,691,442)                    (85,530,828)
Large Cap Growth                       34,652,567                      (18,635,272)                     16,017,295
Mid Cap Value                          10,398,689                      (26,544,432)                    (16,145,743)
Mid Cap Growth                          1,667,770                       (6,387,095)                     (4,719,325)
Small Cap Value                           295,524                       (1,802,996)                     (1,507,472)
Small Cap Growth                          418,144                         (299,903)                        118,241
Global Securities                         196,725                      (17,090,812)                    (16,894,087)
International Stock                     5,498,771                      (13,958,346)                     (8,459,575)
Target Retirement 2020                    191,038                       (1,880,189)                     (1,689,151)
Target Retirement 2030                    127,198                       (1,583,423)                     (1,456,225)
Target Retirement 2040                    112,985                       (1,188,150)                     (1,075,165)

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

9. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks, other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Growth Fund, International Stock Fund, and the Global Securities Fund enter into these contracts primarily to protect these funds from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Target Allocation Funds and Target Date Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the "underlying funds"), including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class under performs their peer. Asset allocation risk is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to under perform other funds with a similar investment objective.

--------------------------------------------------------------------------------

================================================================================
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

10. CAPITAL SHARES AND AFFILIATED OWNERSHIP

All capital shares outstanding at June 30, 2009, are owned by separate investment accounts and/or pension plans of CUNA Mutual Insurance Society and by CUNA Mutual Insurance Society. The fair value of investments in the Funds by affiliates were as follows:

                                                              CUNA
                                                             MUTUAL                       CUMIS
                                                            INSURANCE                    INSURANCE
FUND                                CLASS                    SOCIETY                   SOCIETY, INC.
----                                -----                    -------                   -------------
Conservative Allocation              II                     $    -                        $1,037
Moderate Allocation                  II                          -                         1,044
Aggressive Allocation                II                          -                         1,055
Money Market                         II                          -                         1,000
Bond                                 II                          -                         1.019
High Income                          II                          -                         1,026
Diversified Income                   II                          -                         1,033
Large Cap Value                      II                          -                         1,044
Large Cap Growth                     II                          -                         1,051
Mid Cap Value                        II                          -                         1,027
Mid Cap Growth                       II                          -                         1,039
Small Cap Value                       I                      3,447,464                       -
Small Cap Value                      II                          -                         1,026
Small Cap Growth                      I                      2,847,158                       -
Small Cap Growth                     II                          -                         1,013
Global Securities                     I                      8,448,491                       -
Global Securities                    II                          -                         1,087
International Stock                  II                          -                         1,100
Target Retirement 2020                I                        692,278                       -
Target Retirement 2020               II                          -                         1,051
Target Retirement 2030                I                        658,784                       -
Target Retirement 2030               II                          -                         1,054
Target Retirement 2040                I                        620,428                       -
Target Retirement 2040               II                          -                         1,058

--------------------------------------------------------------------------------
114

================================================================================
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

The Target Allocation Funds and Target Date Funds invest in underlying funds, of which certain underlying funds (the "affiliated underlying funds"), may be deemed to be under common control because of the same Board of Trustees. The MEMBERS Mutual Funds audited financial statements for the fiscal year ended October 31, 2008 are available at no cost on the Securities and Exchange Commission's website at www.sec.gov, bycalling 1-800-877-6089 or by visiting the MEMBERS Mutual Funds' website at www.membersfunds.com. A summary of the transactions with each affiliated underlying fund during the six months ended June 30, 2009 follows:

                                     BALANCE OF                       BALANCE OF
                                       SHARES                           SHARES
                                      HELD AT      GROSS     GROSS      HELD AT      VALUE AT      REALIZED    DISTRIBUTIONS
FUND/UNDERLYING FUND                12/31/2008   ADDITIONS   SALES    06/30/2009    06/30/2009   GAIN (LOSS)    RECEIVED(2)
--------------------                ----------   ---------   -----    ----------    ----------   -----------   --------------
CONSERVATIVE ALLOCATION FUND
MEMBERS Bond
 Fund Class Y                        3,534,383   813,946     87,603   4,260,726     $42,223,799    $ (11,532)    $  644,581
MEMBERS High Income
 Fund Class Y                        2,112,869   939,317     54,090   2,998,096      18,468,273      (73,858)       611,250
MEMBERS International Stock
 Fund Class Y                        1,309,422   280,924     40,883   1,549,463      13,340,877     (370,690)             -
MEMBERS Large Cap Growth
 Fund Class Y                          966,640   192,102     23,944   1,134,798      13,617,576     (155,292)             -
MEMBERS Large Cap Value
 Fund Class Y                          738,536   405,021     24,464   1,119,093      10,575,426     (207,987)             -
----------------------------------------------------------------------------------------------------------------------------
TOTALS                                                                              $98,225,951    $(819,359)    $1,255,831

                                     BALANCE OF                        BALANCE OF
                                       SHARES                            SHARES
                                      HELD AT      GROSS     GROSS      HELD AT      VALUE AT      REALIZED    DISTRIBUTIONS
FUND/UNDERLYING FUND                12/31/2008   ADDITIONS   SALES    06/30/2009    06/30/2009   GAIN (LOSS)    RECEIVED(2)
--------------------                ----------   ---------   -----    ----------    ----------   -----------   --------------
MODERATE ALLOCATION FUND
MEMBERS Bond
 Fund Class Y                        4,203,715   699,417     96,453   4,806,679    $ 47,634,188  $   (15,871)    $  745,218
MEMBERS High Income
 Fund Class Y                        3,744,129   590,931     80,608   4,254,452      26,207,425     (129,097)       931,768
MEMBERS International Stock
 Fund Class Y                        4,532,060   656,009    113,164   5,074,905      43,694,934     (989,642)             -
MEMBERS Large Cap Growth
 Fund Class Y                        2,616,124   308,164     59,356   2,864,932      34,379,186     (403,366)             -
MEMBERS Large Cap Value
 Fund Class Y                        2,135,409   513,075     54,656   2,593,828      24,511,675     (453,444)             -
MEMBERS Mid Cap Growth
 Fund Class Y(1)                     1,698,065   184,440     37,081   1,845,424       8,230,591     (140,931)             -
MEMBERS Small Cap Growth
 Fund Class Y(1)                     1,063,762   157,264     30,931   1,190,095       6,724,039     (193,011)             -
MEMBERS Small Cap Value
 Fund Class Y                          958,708   132,180     26,798   1,064,090       7,406,065     (139,375)             -
----------------------------------------------------------------------------------------------------------------------------
TOTALS                                                                             $198,788,103  $(2,464,737)    $1,676,986

--------------------------------------------
(1)  Non-income producing.
(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

--------------------------------------------------------------------------------

================================================================================
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                     BALANCE OF                        BALANCE OF
                                       SHARES                            SHARES
                                      HELD AT      GROSS     GROSS      HELD AT      VALUE AT      REALIZED    DISTRIBUTIONS
FUND/UNDERLYING FUND                12/31/2008   ADDITIONS   SALES    06/30/2009    06/30/2009   GAIN (LOSS)    RECEIVED(2)
--------------------                ----------   ---------   -----    ----------    ----------   -----------   --------------
AGGRESSIVE ALLOCATION FUND
MEMBERS Bond
  Fund Class Y                         261,024    74,129      4,126     331,027     $ 3,280,475    $    (778)      $ 48,642
MEMBERS High Income
  Fund Class Y                         646,053   233,909     12,327     867,635       5,344,630       (1,648)       177,669
MEMBERS International Stock
  Fund Class Y                       1,749,982   371,422     24,166   2,097,238      18,057,222     (217,486)             -
MEMBERS Large Cap Growth
  Fund Class Y                         993,435   206,883     13,092   1,187,226      14,246,717      (92,812)             -
MEMBERS Large Cap Value
  Fund Class Y                         653,959   167,267     10,656     810,570       7,659,891      (86,327)             -
MEMBERS Mid Cap Growth
  Fund Class Y(1)                    1,114,917   198,900     13,261   1,300,556       5,800,481      (54,405)             -
MEMBERS Small Cap Growth
  Fund Class Y(1)                      552,772   141,908      9,190     685,490       3,873,020      (57,915)             -
MEMBERS Small Cap Value
  Fund Class Y                         555,395   119,653      8,044     667,004       4,642,346      (41,448)             -
----------------------------------------------------------------------------------------------------------------------------
TOTALS                                                                              $62,904,782    $(552,819)      $226,311

                                     BALANCE OF                        BALANCE OF
                                       SHARES                            SHARES
                                      HELD AT      GROSS     GROSS      HELD AT      VALUE AT      REALIZED    DISTRIBUTIONS
FUND/UNDERLYING FUND                12/31/2008   ADDITIONS   SALES    06/30/2009    06/30/2009   GAIN (LOSS)    RECEIVED(2)
--------------------                ----------   ---------   -----    ----------    ----------   -----------   --------------
TARGET RETIREMENT 2020 FUND
MEMBERS Bond
 Fund Class Y                           58,219    26,164      2,985      81,398      $  806,653     $   (417)       $11,335
MEMBERS High Income
 Fund Class Y                          143,471    63,512      6,714     200,269       1,233,655       (7,012)        40,191
MEMBERS International Stock
 Fund Class Y                           98,160    43,126      5,355     135,931       1,170,367       (9,935)             -
MEMBERS Large Cap Growth
 Fund Class Y                           98,175    38,978      4,971     132,182       1,586,180      (29,858)             -
MEMBERS Large Cap Value
 Fund Class Y                           69,828    41,334      4,095     107,067       1,011,782      (27,663)             -
MEMBERS Small Cap Value
 Fund Class Y                           44,142    19,851      2,564      61,429         427,548       (3,956)             -
----------------------------------------------------------------------------------------------------------------------------
TOTALS                                                                               $6,236,185     $(78,841)       $51,526

--------------------------------------------
(1)  Non-income producing.
(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

--------------------------------------------------------------------------------
116

================================================================================
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                     BALANCE OF                        BALANCE OF
                                       SHARES                            SHARES
                                      HELD AT      GROSS     GROSS      HELD AT      VALUE AT      REALIZED    DISTRIBUTIONS
FUND/UNDERLYING FUND                12/31/2008   ADDITIONS   SALES    06/30/2009    06/30/2009   GAIN (LOSS)    RECEIVED(2)
--------------------                ----------   ---------   -----    ----------    ----------   -----------   --------------
TARGET RETIREMENT 2030 FUND
MEMBERS Bond
 Fund Class Y                           25,786    31,970        843      56,913      $  564,008     $   (106)       $ 6,696
MEMBERS High Income
 Fund Class Y                          102,867    78,383      2,728     178,522       1,099,697       (3,015)        34,276
MEMBERS International Stock
 Fund Class Y                          105,380    61,106      2,837     163,649       1,409,021       (3,359)             -
MEMBERS Large Cap Growth
 Fund Class Y                           90,852    42,364      2,347     130,869       1,570,431      (13,556)             -
MEMBERS Large Cap Value
 Fund Class Y                           64,790    35,642      1,850      98,582         931,599      (11,565)             -
MEMBERS Small Cap Value
 Fund Class Y                           47,441    24,670      1,305      70,806         492,810       (1,155)             -
----------------------------------------------------------------------------------------------------------------------------
TOTALS                                                                               $6,067,566     $(32,756)       $40,972

                                     BALANCE OF                        BALANCE OF
                                       SHARES                            SHARES
                                      HELD AT      GROSS     GROSS      HELD AT      VALUE AT      REALIZED    DISTRIBUTIONS
FUND/UNDERLYING FUND                12/31/2008   ADDITIONS   SALES    06/30/2009    06/30/2009   GAIN (LOSS)    RECEIVED(2)
--------------------                ----------   ---------   -----    ----------    ----------   -----------   --------------
TARGET RETIREMENT 2040 FUND
MEMBERS Bond
 Fund Class Y                           27,282    16,627        580      43,329      $  429,390     $    (93)        $5,868
MEMBERS International Stock
 Fund Class Y                           91,980    54,142      2,068     144,054       1,240,301       (3,843)             -
MEMBERS Large Cap Growth
 Fund Class Y                           72,598    39,683      1,506     110,775       1,329,297       (9,260)             -
MEMBERS Large Cap Value
 Fund Class Y                           51,685    32,676      1,237      83,124         785,523       (8,432)             -
MEMBERS Small Cap Value
 Fund Class Y                           42,548    25,972      1,005      67,515         469,901       (1,612)             -
----------------------------------------------------------------------------------------------------------------------------
TOTALS                                                                               $4,254,412     $(23,240)        $5,868

--------------------------------------------
(1)  Non-income producing.
(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

--------------------------------------------------------------------------------

================================================================================
  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

FUND EXPENSES PAID BY SHAREHOLDERS

As a shareholder of the Funds, you pay no transaction costs, but do incur ongoing costs which include management fees; disinterested trustee fees; brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments; costs of borrowing money; expenses for independent audits, taxes, and extraordinary expenses as approved by a majority of the disinterested trustees. The examples in the table that follows are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended June 30, 2009. Expenses paid during the period in the table below are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half fiscal year period).

ACTUAL EXPENSES

The table below provides information about actual account values using actual expenses and actual returns for the Funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled "Actual" to estimate the expenses you paid on your account during this period.

                                                     CLASS I                                         CLASS II(1)
                               ----------------------------------------------------      ------------------------------------
                                                                          EXPENSES                                   EXPENSES
                               BEGINNING       ENDING       ANNUAL          PAID         ENDING        ANNUAL          PAID
                                ACCOUNT        ACCOUNT      EXPENSE        DURING        ACCOUNT       EXPENSE        DURING
FUND                             VALUE          VALUE        RATIO         PERIOD         VALUE         RATIO         PERIOD
----                             -----          -----        -----         ------         -----         -----         ------
Conservative Allocation          $1,000        $1,052.30       .32%          $1.63       $1,036.90        .58%         $0.99
Moderate Allocation               1,000         1,058.30       .32%           1.63        1,043.90        .57%          0.97
Aggressive Allocation             1,000         1,077.10       .32%           1.65        1,054.70        .57%          0.98
Money Market                      1,000         1,000.00       .34%           1.69        1,000.00        .17%          0.28
Bond                              1,000         1,026.70       .57%           2.86        1,018.80        .82%          1.38
High Income                       1,000         1,171.00       .77%           4.14        1,025.80       1.02%          1.73
Diversified Income                1,000           998.80       .72%           3.57        1,033.30        .96%          1.63
Large Cap Value                   1,000           966.00       .62%           3.02        1,044.20        .86%          1.47
Large Cap Growth                  1,000         1,147.40       .82%           4.37        1,050.90       1.06%          1.82
Mid Cap Value                     1,000         1,036.10      1.02%           5.15        1,026.50       1.25%          2.12
Mid Cap Growth                    1,000         1,211.90       .87%           4.77        1,039.10       1.11%          1.89
Small Cap Value                   1,000         1,024.60      1.12%           5.62        1,026.00       1.36%          2.30
Small Cap Growth                  1,000         1,003.60      1.12%           5.56        1,012.90       1.34%          2.25
Global Securities                 1,000           994.50       .97%           4.80        1,086.70       1.21%          2.11
International Stock               1,000         1,062.10      1.22%           6.24        1,099.90       1.45%          2.54
Target Retirement 2020            1,000         1,091.50       .42%           2.18        1,051.40        .66%          1.13
Target Retirement 2030            1,000         1,096.20       .42%           2.18        1,054.50        .66%          1.13
Target Retirement 2040            1,000         1,094.60       .42%           2.18        1,058.10        .66%          1.14

(1) Commenced investment operations on May 1, 2009.

--------------------------------------------------------------------------------
118

================================================================================
  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

                                                     CLASS I                                         CLASS II(1)
                               ----------------------------------------------------      ------------------------------------
                                                                          EXPENSES                                   EXPENSES
                               BEGINNING       ENDING       ANNUAL          PAID         ENDING        ANNUAL          PAID
                                ACCOUNT        ACCOUNT      EXPENSE        DURING        ACCOUNT       EXPENSE        DURING
FUND                             VALUE          VALUE        RATIO         PERIOD         VALUE         RATIO         PERIOD
----                             -----          -----        -----         ------         -----         -----         ------
Conservative Allocation          $1,000        $1,023.21       .32%          $1.61       $1,007.39        .58%         $0.97
Moderate Allocation               1,000         1,023.21       .32%           1.61        1,007.40        .57%          0.96
Aggressive Allocation             1,000         1,023.21       .32%           1.61        1,007.40        .57%          0.96
Money Market                      1,000         1,023.11       .34%           1.71        1,008.07        .17%          0.29
Bond                              1,000         1,021.97       .57%           2.86        1,006.99        .82%          1.38
High Income                       1,000         1,020.98       .77%           3.86        1,006.65       1.02%          1.71
Diversified Income                1,000         1,021.22       .72%           3.61        1,006.75        .96%          1.61
Large Cap Value                   1,000         1,021.72       .62%           3.11        1,006.92        .86%          1.44
Large Cap Growth                  1,000         1,020.73       .82%           4.11        1,006.58       1.06%          1.78
Mid Cap Value                     1,000         1,019.74      1.02%           5.11        1,006.27       1.25%          2.10
Mid Cap Growth                    1,000         1,020.48       .87%           4.36        1,006.50       1.11%          1.86
Small Cap Value                   1,000         1,019.24      1.12%           5.61        1,006.08       1.36%          2.28
Small Cap Growth                  1,000         1,019.24      1.12%           5.61        1,006.12       1.34%          2.25
Global Securities                 1,000         1,019.98       .97%           4.86        1,006.33       1.21%          2.03
International Stock               1,000         1,018.74      1.22%           6.11        1,005.93       1.45%          2.43
Target Retirement 2020            1,000         1,022.71       .42%           2.11        1,007.25        .66%          1.11
Target Retirement 2030            1,000         1,022.71       .42%           2.11        1,007.25        .66%          1.11
Target Retirement 2040            1,000         1,022.71       .42%           2.11        1,007.25        .66%          1.11

(1) Commenced investment operations on May 1, 2009.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account fees, charges, or expenses imposed by the variable annuity or variable life insurance contracts, or retirement and pension plans that use the funds. The information provided in the hypothetical example table is useful in comparing ongoing fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees, charges or expenses were included, your costs would have been higher.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders at no cost on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Trust to vote proxies related to portfolio securities is available to shareholders at no cost on the SEC's website at www.sec.gov or by calling CUNA Mutual Insurance Society at 1-800-798-5500. The proxy voting records for the Trust for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC's website at www.sec.gov.

--------------------------------------------------------------------------------

================================================================================
  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

MEMBERS Capital Advisors, Inc. ("MCA"), the Trust's investment advisor prior to June 30, 2009, CUNA Mutual Insurance Society ("CMIS"), MCA's parent company, and certain of their affiliates, entered into an agreement with Madison Investment Advisors, Inc., and certain of its affiliates, under which (among other things) a subsidiary of Madison Investment Advisors, Inc., Madison Asset Management, LLC ("Madison"), would become the investment advisor to the Ultra Series Fund, subject to shareholder approval (the "Transaction"). The Transaction was approved by Trust shareholders on June 25, 2009 (see "Proxy Voting Results" below).

The Board approved the proposed investment advisory agreement and investment subadvisory agreements with Madison at an in-person meeting held on April 15, 2009. Prior to that meeting, the Board met several times, including with personnel of MCA and Madison Investment Advisors, Inc., to discuss the Proposed Transaction. The Board requested and received information from MCA and Madison regarding the Proposed Transaction and Madison. In taking these steps, the Independent Trustees were assisted by, and consulted privately with, independent counsel to the Independent Trustees.

The Board considered that the proposed investment subadvisory agreements were substantially similar, except as noted, to the current investment subadvisory agreements the Board had previously approved on December 5, 2008. In connection with that approval, Board reviewed the performance of each subadvisor of each Fund at each regular Board meeting, including appropriate comparative information. At those meetings, the Board also received updates concerning the investment strategies being pursued by the Funds, changes in the Funds' investment processes and portfolio management personnel, the expenses incurred by the Funds, and various other matters which may impact the Funds' performance and that of the Funds' investment subadvisors. In addition, before the December 2008 meeting, the Board asked the subadvisors to provide written information addressing factors to be considered by the Board in deciding whether or not to approve the agreements. Before the December 2008 meeting, the Board and counsel also asked the subadvisors to expand upon certain of the written information they had provided, and they held a conference call with representatives of the investment advisor to discuss the information provided. At the December 2008 meeting, representatives of each subadvisor made presentations and responded to follow-up questions from the Board. After these presentations and discussions, the Board (including a majority of Independent Trustees) unanimously approved the current subadvisory agreements. Last, at the April 2009 meeting, the Board requested and received updated information regarding the subadvisors.

Counsel to the Independent Trustees also provided the Board with a memorandum reviewing its duties under the 1940 Act with respect to approval of the agreements. In approving the proposed investment advisory and investment subadvisory agreements, the Board considered a number of factors, including those discussed below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY MADISON AND THE
SUBADVISORS: The Board received and considered a variety of information pertaining to the nature, extent and quality of the services to be provided by Madison and the subadvisors. The Board noted that, except with respect to Mr. Meier and Mr. Powell, the portfolio managers and, except with respect to the Mid Cap Value and Mid Cap Growth Funds, the subadvisors currently managing the Funds' portfolios were expected to continue to do so. Madison provided information on the professional qualifications and experience of its portfolio management teams; organization, resources and research capabilities; compliance, regulatory and litigation experience, portfolio transaction execution and soft dollar policies and practices, and policies and procedures for allocating transactions among accounts. After reviewing this information and discussing it with representatives of Madison, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by Madison.

INVESTMENT PERFORMANCE: The Board received information regarding the composite performance of Madison. It also noted that most of the Funds were expected to continue to be managed by the same portfolio managers and/or subadvisors, and have access to Madison's additional investment personnel and resources. Based on the foregoing reviews, the Board concluded that the investment experience of Madison and the proposed Fund management teams was satisfactory.

COST OF SERVICES PROVIDED AND PROFITABILITY: The Board noted that the proposed management fees were those that had previously been approved by the Board at its December 5, 2008 meeting. In addition, Madison had agreed to enter into a limited services agreement that, when taken with the proposed investment advisory agreement, would have the effect, for two years following the closing of the Proposed Transaction, of capping most fees and expenses of the Funds to no more than the amount incurred (as a percentage of assets) by the Funds for the fiscal year ended December 31, 2008. In this regard, the Board determined that no undue burden would be imposed on shareholders as a result of the appointment of Madison as investment advisor.

--------------------------------------------------------------------------------
120

================================================================================
  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The Board considered that Madison Investment Advisors, Inc. and its affiliates manage certain other mutual funds with similar investment objectives or principal investment strategies as the Funds for a lower management fee. The Board also noted that the investment advisor, not the Funds, pays the subadvisors' fees.

The Board noted that to the extent a Fund invests in other mutual funds also managed by the investment advisor, the investment advisor receives investment advisory fees from both the Fund and the underlying mutual fund. The Board was satisfied in this regard that the investment advisor provides separate services to each of the Fund and the underlying mutual fund in exchange for the fees received from it.

Finally, the Board recognized that the unprecedented recent declines in worldwide stock markets had a corresponding effect on total Fund assets. As a result, the amount of compensation and fees paid by the Funds for their management under the proposed investment advisory agreement was expected to be considerably lower than they had been in the recent periods.

Based on all this information, the Board concluded that the proposed management fees and total expenses borne by the Funds are reasonable in relation to the services provided, and that the investment advisor's level of profitability from its investment advisory agreement with the Funds is well within reason.

ECONOMIES OF SCALE: The Board had previously received information concerning how large a Fund must be before it realized economies of scale. The Board also considered that the management fee breakpoint schedule in place for most of the Funds, which was previously approved, would continue. In that regard, the Board believed that proposed investment advisory agreement provides a reasonable sharing, as between the investment advisor and Fund shareholders, of the economies of scale that would exist at higher asset levels.

OTHER BENEFITS TO MADISON AND THE SUBADVISORS FROM A RELATIONSHIP WITH THE
FUNDS: The Board also considered the nature and extent of other benefits that may flow to Madison from its relationship with the Funds. As discussed above, the Board noted that Madison would receive two levels of fees from the Funds that invest in other Funds. However, the Board was satisfied that Madison would provide separate services for the two layers of fees paid in such instances.

The Board also considered that Madison may subcontract its non-advisory services to third parties for lower fees than those paid to Madison by the Funds for those services. In that regard, Madison may increase its overall profitability in connection with the services it provides to the Funds.

The Board also noted that Madison expected to and that some of the subadvisors do execute a portion of the Funds' portfolio transactions on a "soft dollar" basis, pursuant to which they would receive research services from or through the executing brokers. In connection with each regular Board meeting, the Board intends to review the quality of execution of the portfolio transactions executed by Madison on behalf of the Funds. Finally, the Board noted Madison and each subadvisor intends to seek to achieve "best execution" in executing all of the Funds' portfolio transactions, and that it represents its soft dollar practices comply with applicable law. Based on these reviews, the Board was satisfied with the expected quality of execution of the Funds' portfolio transactions, and it did not believe the soft dollar benefits to be received by Madison or the subadvisors would be excessive, although the Board intends to monitor this.

Based on the foregoing information, the Board concluded that while additional benefits may flow to Madison and each subadvisor from its relationships with the Funds, the nature and extent of these additional benefits are not unreasonable when considered in the context of the overall services to be provided to the Funds by Madison and the subadvisors, and fees to be received from the Funds by Madison.

MADISON OVERSIGHT OF SUBADVISORS: The Board further considered the ability of Madison to supervise each subadvisor's management of the applicable Funds. The Board concluded that Madison has or will have sufficient resources and expertise to provide oversight of the subadvisors to the Funds.

CONSIDERATION OF THE PROPOSED TRANSACTION: The Board also considered the terms of the Proposed Transaction between Madison Investment Advisors, Inc. and Madison, on one hand, and CMIS and MCA, on the other. Under these terms, CMIS will receive cash payments over a period of six years and, in addition, will receive a percentage of ongoing revenues of Madison net of subadvisory and certain other fees. In addition, the Funds will continue to be distributed through CUNA Brokerage Services, Inc.'s networking arrangements with the credit unions CMIS serves, and CMIS will have certain governance rights over Madison with respect to limited Fund matters. Madison recommended Mr. Blake, Ms. Frank, Mr. Imhoff and Mr. Wheeler as new Trustees of the Trust, although the Independent Trustees made their own decision to nominate these individuals to shareholders.

--------------------------------------------------------------------------------

================================================================================
  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

Also, the Board considered the ability of Madison Investment Advisors, Inc. to make the required cash payments and the potential impact of these cash-payment requirements on the financial flexibility of Madison Investment Advisors, Inc. and Madison. The Board also considered the incentive CMIS and MCA had to recommend Madison as the Funds' new investment advisor, in light of the payments CMIS will receive if Madison is approved. In addition, the Board considered representations by CMIS and MCA to the effect that they intend to focus their efforts on core strategic businesses, leading them to seek alternative strategies for the management of the Funds. The Board considered information provided by CMIS and MCA concerning the alternative strategies and the impact they might have on Fund shareholders. The Board concluded that, although CMIS and MCA had an incentive to recommend Madison as the Funds' new investment advisor, the proposed arrangements between Madison and the Funds nevertheless should be advantageous to Fund shareholders, and are reasonable in light of CMIS' and MCA's representations.

OTHER CONSIDERATIONS: The Board also considered CMIS' agreement to purchase, at its own expense, so-called "tail" coverage for the Trustees under the Trust's current directors' liability insurance policy. In addition, Madison acknowledged that the expense of a new liability insurance policy covering only the Independent Trustees would be included in the expenses it will pay under the proposed investment advisory and services fee structure. Further, CMIS has agreed to indemnify the current Independent Trustees to the extent their right of indemnification from the Trusts becomes practically unavailable or is denied in connection with the Proposed Transaction, subject to the terms of an indemnification agreement.

BOARD CONCLUSION: After taking the foregoing information and the other information provided by Madison into account, the Board (including a majority of Independent Trustees), acting in the exercise of its business judgment, unanimously approved the proposed investment advisory and investment subadvisory agreements.

PROXY VOTING RESULTS

A special meeting of shareholders was held on June 25, 2009 at which shareholders of the Trust, and each of the series noted below, voted on the following proposals, the results of which are described below.

Proposal 1.a To elect Philip E. Blake to the Board of Trustees of the Trust to serve until his successor has been duly elected and qualified or until his retirement, resignation, death or removal.

                 FOR          AGAINST          ABSTAIN
                 ---          -------          -------
               96.934%        1.426%           1.640%

Proposal 1.b To elect Katherine L. Frank to the Board of Trustees of the Trust to serve until her successor has been duly elected and qualified or until her retirement, resignation, death or removal.

                 FOR          AGAINST          ABSTAIN
                 ---          -------          -------
               96.893%        1.332%           1.775%

Proposal 1.c  To elect James R. Imhoff, Jr. to the Board of Trustees of the
              Trust to serve until his successor has been duly elected and qualified or until his retirement, resignation, death or removal.

                 FOR          AGAINST          ABSTAIN
                 ---          -------          -------
               96.419%        1.828%           1.754%

Proposal 1.d To elect Lorence D. Wheeler to the Board of Trustees of the Trust to serve until his successor has been duly elected and qualified or until his retirement, resignation, death or removal.

                 FOR          AGAINST          ABSTAIN
                 ---          -------          -------
               96.882%        1.467%           1.651%

--------------------------------------------------------------------------------
122

================================================================================
  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

Proposal 2. To approve an investment advisory agreement by and between the Trust, on behalf of each of the Funds, and Madison Asset Management, LLC.

FUND                                           FOR                         AGAINST                    ABSTAIN
----                                           ---                         -------                    -------
Conservative Allocation                       95.839%                       2.861%                     1.300%
Moderate Allocation                           94.282%                       3.169%                     2.549%
Aggressive Allocation                         98.743%                       1.051%                     0.207%
Money Market                                  98.610%                       1.175%                     0.214%
Bond                                          98.303%                       0.682%                     1.015%
High Income                                   98.009%                       0.714%                     1.277%
Diversified Income                            96.401%                       1.560%                     2.040%
Large Cap Value                               96.694%                       1.685%                     1.621%
Large Cap Growth                              97.646%                       1.137%                     1.217%
Mid Cap Value                                 96.875%                       1.712%                     1.412%
Mid Cap Growth                                98.019%                       1.050%                     0.931%
Small Cap Value                              100.000%                       0.000%                     0.000%
Small Cap Growth                             100.000%                       0.000%                     0.000%
Global Securities                             96.870%                       1.784%                     1.346%
International Stock                           95.194%                       2.063%                     2.743%
Target Retirement 2020                        98.646%                       0.845%                     0.509%
Target Retirement 2030                        99.718%                       0.145%                     0.137%
Target Retirement 2040                        99.163%                       0.619%                     0.218%

Proposal 3. To amend and restate the fundamental investment restriction regarding the ability of each Fund to borrow.

FUND                                           FOR                         AGAINST                    ABSTAIN
----                                           ---                         -------                    -------
Conservative Allocation                       96.970%                       2.596%                     0.434%
Moderate Allocation                           89.747%                       5.724%                     4.529%
Aggressive Allocation                         98.416%                       1.378%                     0.207%
Money Market                                  97.744%                       1.553%                     0.703%
Bond                                          95.874%                       3.119%                     1.007%
High Income                                   96.614%                       2.180%                     1.206%
Diversified Income                            95.896%                       2.202%                     1.902%
Large Cap Value                               96.138%                       2.486%                     1.377%
Large Cap Growth                              97.171%                       1.854%                     0.975%
Mid Cap Value                                 96.266%                       2.448%                     1.286%
Mid Cap Growth                                97.407%                       1.678%                     0.914%
Small Cap Value                               97.410%                       2.494%                     0.096%
Small Cap Growth                              97.174%                       2.588%                     0.237%
Global Securities                             94.946%                       4.150%                     0.904%
International Stock                           95.022%                       2.638%                     2.339%
Target Retirement 2020                        98.282%                       1.209%                     0.509%
Target Retirement 2030                        99.659%                       0.204%                     0.137%
Target Retirement 2040                        97.187%                       2.595%                     0.218%

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  OTHER INFORMATION (UNAUDITED)
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Proposal 4.a To approve manager of managers authority.

FUND                                           FOR                         AGAINST                    ABSTAIN
----                                           ---                         -------                    -------
Conservative Allocation                       96.426%                       3.123%                     0.451%
Moderate Allocation                           92.907%                       4.280%                     2.813%
Aggressive Allocation                         98.531%                       1.263%                     0.207%
Money Market                                  98.329%                       1.551%                     0.120%
Bond                                          97.655%                       0.965%                     1.380%
High Income                                   97.567%                       1.121%                     1.312%
Diversified Income                            95.766%                       2.204%                     2.030%
Large Cap Value                               96.519%                       1.982%                     1.499%
Large Cap Growth                              97.583%                       1.315%                     1.102%
Mid Cap Value                                 96.844%                       1.844%                     1.312%
Mid Cap Growth                                97.887%                       1.195%                     0.918%
Small Cap Value                              100.000%                       0.000%                     0.000%
Small Cap Growth                             100.000%                       0.000%                     0.000%
Global Securities                             96.630%                       1.971%                     1.399%
International Stock                           95.251%                       1.979%                     2.769%
Target Retirement 2020                        98.646%                       0.845%                     0.509%
Target Retirement 2030                        99.718%                       0.145%                     0.137%
Target Retirement 2040                        98.987%                       0.795%                     0.218%

Proposal 4.b To approve a subadvisory agreement between Madison Asset Management, LLC and Shenkman Capital Management, Inc. with respect to the High Income Fund.

                 FOR          AGAINST          ABSTAIN
                 ---          -------          -------
               97.479%        0.911%           1.610%

Proposal 4.c To approve a subadvisory agreement between Madison Asset Management, LLC and Wellington Management Company LLP with respect to the Small Cap Value Fund.

                 FOR          AGAINST          ABSTAIN
                 ---          -------          -------
               99.904%        0.000%           0.096%

Proposal 4.d To approve a subadvisory agreement between Madison Asset Management, LLC and Paradigm Asset Management, LLC with respect to the Small Cap Growth Fund.

                 FOR          AGAINST          ABSTAIN
                 ---          -------          -------
               99.763%        0.000%           0.237%

Proposal 4.e To approve a subadvisory agreement between Madison Asset Management, LLC and Mondrian Investment Partners Limited with respect to the Global Securities Fund.

                 FOR          AGAINST          ABSTAIN
                 ---          -------          -------
               95.747%        2.322%            1.932%

Proposal 4.f To approve a subadvisory agreement between Madison Asset Management, LLC and Lazard Asset Management, LLC with respect to the International Stock Fund.

                 FOR          AGAINST          ABSTAIN
                 ---          -------          -------
               95.201%        2.137%            2.662%

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 [LOGO OF CUNA MUTUAL GROUP](R) CUNA MUTUAL GROUP
--------------------------------------------------

               CUNA Mutual Insurance Society
                      2000 Heritage Way
                      Waverly, IA 50677

Form 1950-0809 SEC File Number 811-04815

Item 2. Code of Ethics.
Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.
Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.
Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.
Not applicable.

Item 6. Schedule of Investments Included in report to shareholders (Item 1) above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
Included in report to shareholders (Item 1) above. Otherwise, no changes. The Trust does not normally hold shareholder meetings.

Item 11. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officers determined that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses. The officers recognized that there was a change in the Trust's investment adviser from MEMBERS Capital Advisors, Inc. to Madison Asset Management, LLC effective July 1, 2009, which included a change in the principal executive officer and the addition of a second principal financial officer. However, the officers determined that such changes did not materially change the Trust's disclosure controls and procedures other than the manner by which they are and will be documented going forward.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2. The code was amended and restated effective July 1, 2009. (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.
(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act.

                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

By: (signature)
Holly Baggot, Secretary and Principal Financial Officer
Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)
Katherine L. Frank, Principal Executive Officer
Date: August 27, 2009

By: (signature)
Greg Hoppe, Principal Financial Officer
Date: August 27, 2009